GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.5%
Brazil – 2.9%
304,377 Ambev SA (Consumer Staples) $ 648,961
358,703 B3 SA – Brasil Bolsa Balcao
(Financials) 556,320
209,873 Banco Bradesco SA (Financials) 391,228
60,571 Banco BTG Pactual SA
(Financials) 307,184
279,465 Banco do Brasil SA (Financials) 1,159,396
393,084 BB Seguridade Participacoes
SA (Financials) 2,207,483
126,816 BRF SA (Consumer Staples) 526,962
344,765 Caixa Seguridade Participacoes
SA (Financials) 839,010
168,288 CCR SA (Industrials) 310,890
79,346 Centrais Eletricas Brasileiras
SA (Utilities) 456,755
36,331 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 565,777
374,105 Cosan SA (Energy) 638,478
87,301 CPFL Energia SA (Utilities) 476,960
67,181 Embraer SA (Industrials)* 654,071
91,299 Engie Brasil Energia SA
(Utilities) 581,069
151,398 Equatorial Energia SA
(Utilities) 776,179
791,828 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
358,074
82,570 Klabin SA (Materials) 307,149
156,133 NU Holdings Ltd., Class A
(Financials)* 1,956,347
364,133 Petroleo Brasileiro SA (Energy) 2,599,273
46,880 PRIO SA (Energy) 315,169
205,687 Raia Drogasil SA (Consumer
Staples) 828,170
39,410 StoneCo Ltd., Class A
(Financials)* 373,607
21,292 Suzano SA (Materials) 222,525
109,114 Telefonica Brasil SA
(Communication Services) 904,981
178,815 TIM SA (Communication
Services) 474,392
116,744 TOTVS SA (Information
Technology) 536,925
84,996 Ultrapar Participacoes SA
(Energy) 255,387
358,676 Vale SA (Materials) 3,531,102
120,788 Vibra Energia SA (Consumer
Discretionary) 417,351
143,894 WEG SA (Industrials) 1,299,966
42,566 XP, Inc., Class A (Financials) 576,344
26,053,485
Chile – 0.8%
9,579,614 Banco de Chile (Financials) 1,090,678
29,675 Banco de Credito e Inversiones
SA (Financials) 844,123
12,873,105 Banco Santander Chile
(Financials) 611,843
645,813 Cencosud SA (Consumer
Staples) 1,356,124
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
280,335 Empresas CMPC SA
(Materials) $ 440,783
85,538 Empresas Copec SA (Consumer
Discretionary) 530,182
4,872,403 Enel Americas SA (Utilities) 451,630
6,205,451 Enel Chile SA (Utilities) 340,704
343,613 Falabella SA (Consumer
Discretionary)* 1,161,509
28,175,277 Latam Airlines Group SA
(Industrials) 389,620
7,217,196
China – 28.0%
232,822 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 541,387
145,306 AAC Technologies Holdings,
Inc. (Information Technology) 653,560
1,233,363 Agricultural Bank of China
Ltd., Class A (Financials) 818,205
3,430,804 Agricultural Bank of China
Ltd., Class H (Financials) 1,710,651
134,079 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 271,464
109,442 Akeso, Inc. (Health Care)*
(a)(b)
1,028,100
1,617,025 Alibaba Group Holding Ltd.
(Consumer Discretionary) 17,382,673
397,888 Aluminum Corp. of China Ltd.,
Class A (Materials) 412,672
1,062,322 Aluminum Corp. of China Ltd.,
Class H (Materials) 630,713
66,835 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary) 323,639
69,437 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 785,387
166,747 ANTA Sports Products Ltd.
(Consumer Discretionary) 1,647,852
23,695 Autohome, Inc. ADR
(Communication Services) 651,849
77,816 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 360,178
128,662 Baidu, Inc., Class A
(Communication Services)* 1,344,234
844,707 Bank of Beijing Co. Ltd., Class
A (Financials) 666,390
357,504 Bank of Changsha Co. Ltd.,
Class A (Financials) 421,573
168,300 Bank of Chengdu Co. Ltd.,
Class A (Financials) 369,533
985,666 Bank of China Ltd., Class A
(Financials) 681,073
8,939,640 Bank of China Ltd., Class H
(Financials) 4,147,259
766,786 Bank of Communications Co.
Ltd., Class A (Financials) 775,183

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,111,729 Bank of Communications Co.
Ltd., Class H (Financials) $ 1,525,135
190,290 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 371,363
649,086 Bank of Jiangsu Co. Ltd., Class
A (Financials) 810,171
328,541 Bank of Nanjing Co. Ltd., Class
A (Financials) 478,950
615,615 Bank of Shanghai Co. Ltd.,
Class A (Financials) 696,224
84,723 BeiGene Ltd. (Health Care)* 1,402,333
114,366 Beijing Enterprises Holdings
Ltd. (Utilities) 359,343
1,071,614 Beijing Enterprises Water
Group Ltd. (Utilities) 293,327
24,004 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 241,477
259,165 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 371,022
469,205 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 370,803
64,631 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 527,345
102,735 BOC Aviation Ltd.
(Industrials)
(a)
794,123
923,136 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 547,470
3,651,254 Bosideng International Holdings
Ltd. (Consumer Discretionary) 1,900,338
5,745 BYD Co. Ltd., Class A
(Consumer Discretionary) 217,761
53,507 BYD Co. Ltd., Class H
(Consumer Discretionary) 1,743,788
97,538 BYD Electronic International
Co. Ltd. (Information
Technology) 433,068
228,559 C&D International Investment
Group Ltd. (Real Estate)
(b)
377,723
171,404 Caitong Securities Co. Ltd.,
Class A (Financials) 198,812
5,741 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 444,198
315,905 CGN Power Co. Ltd., Class A
(Utilities) 170,357
1,967,438 CGN Power Co. Ltd., Class H
(Utilities)
(a)
652,311
38,703 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 572,330
2,390,429 China CITIC Bank Corp. Ltd.,
Class H (Financials) 1,523,672
304,500 China Coal Energy Co. Ltd.,
Class H (Energy) 361,179
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,465,374 China Communications
Services Corp. Ltd., Class H
(Industrials) $ 1,292,638
514,711 China Construction Bank Corp.,
Class A (Financials) 566,490
10,507,498 China Construction Bank Corp.,
Class H (Financials) 7,899,308
648,871 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 365,128
1,664,810 China Energy Engineering
Corp. Ltd., Class A (Industrials) 537,287
1,014,631 China Everbright Bank Co. Ltd.,
Class A (Financials) 503,775
2,192,561 China Everbright Bank Co. Ltd.,
Class H (Financials) 760,763
1,331,771 China Feihe Ltd. (Consumer
Staples)
(a)
980,659
450,959 China Galaxy Securities Co.
Ltd., Class H (Financials) 408,564
719,130 China Gas Holdings Ltd.
(Utilities) 595,151
352,563 China Great Wall Securities Co.
Ltd., Class A (Financials) 424,499
592,204 China Hongqiao Group Ltd.
(Materials) 863,015
381,857 China Life Insurance Co. Ltd.,
Class H (Financials) 722,341
399,312 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 871,333
103,601 China Merchants Bank Co. Ltd.,
Class A (Financials) 519,248
306,154 China Merchants Bank Co. Ltd.,
Class H (Financials) 1,386,861
827,883 China Merchants Port Holdings
Co. Ltd. (Industrials) 1,308,603
90,266 China Merchants Securities Co.
Ltd., Class A (Financials) 238,531
824,317 China Minsheng Banking Corp.
Ltd., Class A (Financials) 450,210
2,583,004 China Minsheng Banking Corp.
Ltd., Class H (Financials) 1,005,777
309,170 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 347,521
135,545 China National Nuclear Power
Co. Ltd., Class A (Utilities) 176,287
116,023 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 542,463
252,973 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 794,853
2,024,087 China Petroleum & Chemical
Corp., Class H (Energy) 1,082,073
1,387,280 China Power International
Development Ltd. (Utilities) 527,703
98,207 China Resources Land Ltd.
(Real Estate) 290,271
1,199,074 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
808,983

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
235,239 China Resources Power
Holdings Co. Ltd. (Utilities) $ 537,496
69,174 China Shenhua Energy Co. Ltd.,
Class A (Energy) 381,236
285,894 China Shenhua Energy Co. Ltd.,
Class H (Energy) 1,183,027
416,765 China Southern Airlines Co.
Ltd., Class A (Industrials)* 388,565
497,790 China State Construction
International Holdings Ltd.
(Industrials) 693,441
753,262 China Taiping Insurance
Holdings Co. Ltd. (Financials) 1,188,717
503,163 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 316,446
8,480,226 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
1,111,582
384,648 China United Network
Communications Ltd., Class A
(Communication Services) 273,210
187,061 China Yangtze Power Co. Ltd.,
Class A (Utilities) 704,839
1,488,401 China Zheshang Bank Co. Ltd.,
Class A (Financials) 595,311
47,963 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 409,272
582,267 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 451,320
334,464 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 306,459
514,963 CITIC Ltd. (Industrials) 571,111
306,229 CMOC Group Ltd., Class A
(Materials) 307,471
506,744 CMOC Group Ltd., Class H
(Materials) 376,401
202,628 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 379,791
423,307 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 591,859
447,951 CRRC Corp. Ltd., Class A
(Industrials) 489,925
1,073,300 CRRC Corp. Ltd., Class H
(Industrials) 627,576
2,248,749 CSPC Pharmaceutical Group
Ltd. (Health Care) 1,465,152
391,475 Daqin Railway Co. Ltd., Class
A (Industrials) 367,686
918,855 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 357,373
70,081 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 495,842
26,797 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 424,836
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,041,845 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* $ 350,606
1,791,768 Far East Horizon Ltd.
(Financials) 1,208,857
471,679 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 448,871
355,560 Fosun International Ltd.
(Industrials) 192,823
52,925 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
356,050
482,112 GD Power Development Co.
Ltd., Class A (Utilities) 303,872
957,535 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 1,705,500
211,306 GF Securities Co. Ltd., Class A
(Financials) 479,115
141,374 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
908,392
208,248 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 320,532
47,739 Goneo Group Co. Ltd., Class A
(Industrials) 468,462
35,378 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 205,322
590,296 Guangdong Investment Ltd.
(Utilities) 370,189
552,253 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 673,312
55,978 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 223,971
114,375 Guosen Securities Co. Ltd.,
Class A (Financials) 181,250
81,045 Guotai Junan Securities Co.
Ltd., Class A (Financials) 211,594
421,194 Guoyuan Securities Co. Ltd.,
Class A (Financials) 492,611
808,159 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
1,611,842
82,510 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 322,388
326,435 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 1,109,574
499,697 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 264,645
185,875 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 447,858
266,462 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
660,886

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
178,420 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) $ 362,716
107,889 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 240,312
429,405 Hengan International Group Co.
Ltd. (Consumer Staples) 1,227,810
73,557 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 207,488
28,494 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 1,319,143
57,255 Huadong Medicine Co. Ltd.,
Class A (Health Care) 307,809
121,870 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 244,056
223,681 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 286,905
193,940 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
333,969
758,864 Huaxia Bank Co. Ltd., Class A
(Financials) 792,293
259,397 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 605,329
111,784 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 460,049
224,955 Hundsun Technologies,
Inc., Class A (Information
Technology) 951,869
14,147 Imeik Technology Development
Co. Ltd., Class A (Health Care) 413,448
722,787 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 613,072
6,563,274 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 3,846,088
216,158 Industrial Bank Co. Ltd., Class
A (Financials) 538,114
521,188 Industrial Securities Co. Ltd.,
Class A (Financials) 462,920
87,984 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 244,272
44,017 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 387,925
70,676 JCET Group Co. Ltd., Class A
(Information Technology) 379,962
98,309 JD Health International, Inc.
(Consumer Staples)*
(a)
358,163
359,533 JD Logistics, Inc.
(Industrials)*
(a)
642,225
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
202,967 JD.com, Inc., Class A
(Consumer Discretionary) $ 3,750,751
511,600 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 518,730
131,581 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 919,902
142,841 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 532,507
101,479 Jiangxi Copper Co. Ltd., Class
A (Materials) 294,615
168,481 Jiangxi Copper Co. Ltd., Class
H (Materials) 270,209
18,754 Kanzhun Ltd. ADR
(Communication Services) 253,179
21,409 KE Holdings, Inc. ADR (Real
Estate) 403,560
352,786 Kuaishou Technology
(Communication Services)*
(a)
2,185,205
68,000 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 376,361
1,065,562 Kunlun Energy Co. Ltd.
(Utilities) 1,005,099
4,845 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 1,019,531
118,787 LB Group Co. Ltd., Class A
(Materials) 291,946
1,354,811 Lenovo Group Ltd. (Information
Technology) 1,586,101
153,718 Lens Technology Co. Ltd., Class
A (Information Technology) 437,795
47,200 Li Auto, Inc., Class A
(Consumer Discretionary)* 552,579
585,805 Li Ning Co. Ltd. (Consumer
Discretionary) 1,201,489
1,330,257 Liaoning Port Co. Ltd., Class A
(Industrials) 289,880
329,566 Longfor Group Holdings Ltd.
(Real Estate)
(a)
462,486
256,150 Meihua Holdings Group Co.
Ltd., Class A (Materials) 377,304
461,747 Meituan, Class B (Consumer
Discretionary)*
(a)
10,010,437
37,065 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 358,504
158,010 MINISO Group Holding Ltd.
(Consumer Discretionary)
(b)
785,831
1,073,066 MMG Ltd. (Materials)* 364,053
183,963 Nanjing Securities Co. Ltd.,
Class A (Financials) 229,364
175,354 NetEase, Inc. (Communication
Services) 3,028,648
144,578 New China Life Insurance Co.
Ltd., Class H (Financials) 442,194
269,088 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 353,682
191,193 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 1,140,050

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
27,435 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) $ 326,393
240,447 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
1,022,778
117,616 OFILM Group Co. Ltd., Class A
(Information Technology)* 217,207
63,619 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 6,143,051
358,590 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 358,066
2,025,915 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 965,893
849,959 PetroChina Co. Ltd., Class A
(Energy) 942,497
3,239,264 PetroChina Co. Ltd., Class H
(Energy) 2,293,675
1,013,739 PICC Property & Casualty Co.
Ltd., Class H (Financials) 1,534,636
175,353 Ping An Bank Co. Ltd., Class A
(Financials) 275,221
107,268 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 787,800
375,355 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 2,160,997
215,622 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
2,489,689
363,172 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 265,469
837,453 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
474,606
52,606 Qifu Technology, Inc. ADR
(Financials) 2,004,815
251,282 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 330,625
172,280 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 417,715
238,238 SDIC Capital Co. Ltd., Class A
(Financials) 253,661
26,978 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 452,412
54,933 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 176,907
1,253,791 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 691,690
183,675 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 371,879
401,044 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 470,151
352,898 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 460,920
165,764 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 609,961
70,017 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 321,376
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
256,322 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) $ 428,216
706,058 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 921,208
249,340 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 286,115
16,118 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 452,800
438,370 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 400,244
17,199 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 617,903
40,860 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 368,386
175,578 Sinolink Securities Co. Ltd.,
Class A (Financials) 220,605
328,335 Sinopharm Group Co. Ltd.,
Class H (Health Care) 856,539
130,071 Sinotruk Hong Kong Ltd.
(Industrials) 360,215
63,720 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 907,649
28,101 TAL Education Group ADR
(Consumer Discretionary)* 279,043
173,639 TBEA Co. Ltd., Class A
(Industrials) 325,696
709,576 Tencent Holdings Ltd.
(Communication Services) 36,292,416
67,760 Tencent Music Entertainment
Group ADR (Communication
Services) 773,142
138,648 Tianqi Lithium Corp., Class A
(Materials) 730,089
933,216 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 1,169,286
160,563 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 391,630
35,073 Trip.com Group Ltd. (Consumer
Discretionary)* 2,291,911
78,487 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 439,058
128,049 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 1,768,357
1,571,274 Want Want China Holdings Ltd.
(Consumer Staples) 884,423
246,106 Weichai Power Co. Ltd., Class
H (Industrials) 339,040
135,862 Western Mining Co. Ltd., Class
A (Materials) 315,549
1,861,536 Wintime Energy Group Co.
Ltd., Class A (Utilities) 405,653

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
80,551 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) $ 414,609
195,193 Xiamen C & D, Inc., Class A
(Industrials) 263,825
1,216,352 Xiaomi Corp., Class B
(Information Technology)*
(a)
4,337,666
68,100 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 356,063
409,611 Youngor Fashion Co. Ltd., Class
A (Real Estate) 457,032
46,650 Yum China Holdings, Inc.
(Consumer Discretionary) 2,171,557
441,090 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 354,059
163,821 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 496,167
108,604 Yutong Bus Co. Ltd., Class A
(Industrials) 328,032
149,845 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 470,164
706,940 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 465,143
427,660 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 598,085
70,275 Zhejiang NHU Co. Ltd., Class
A (Materials) 210,808
75,090 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 541,432
197,154 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 537,030
21,706 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 379,389
156,181 Zhongjin Gold Corp. Ltd., Class
A (Materials) 269,902
155,087 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 305,329
147,210 Zijin Mining Group Co. Ltd.,
Class A (Materials) 318,759
170,864 Zijin Mining Group Co. Ltd.,
Class H (Materials) 328,046
106,496 ZTE Corp., Class H
(Information Technology) 258,934
249,368,222
Colombia – 0.1%
65,157 Bancolombia SA (Financials) 570,191
Czech Republic – 0.1%
24,495 Komercni Banka AS
(Financials) 834,700
92,895 Moneta Money Bank AS
(Financials)
(a)
477,741
1,312,441
Shares Description Value
a
Common Stocks – (continued)
Egypt – 0.3%
1,152,541 Commercial International Bank
- Egypt (CIB) (Financials) $ 1,891,850
521,423 Eastern Co. SAE (Consumer
Staples) 285,263
319,384 Talaat Moustafa Group (Real
Estate) 373,484
2,550,597
Greece – 0.9%
440,493 Alpha Services and Holdings
SA (Financials) 682,287
405,848 Eurobank Ergasias Services and
Holdings SA (Financials) 857,314
125,733 Hellenic Telecommunications
Organization SA
(Communication Services) 1,984,021
19,029 JUMBO SA (Consumer
Discretionary) 496,029
12,613 Metlen Energy & Metals SA
(Industrials) 413,777
126,981 National Bank of Greece SA
(Financials) 894,027
79,771 OPAP SA (Consumer
Discretionary) 1,306,782
191,805 Piraeus Financial Holdings SA
(Financials) 701,955
70,043 Public Power Corp. SA
(Utilities) 847,065
8,183,257
Hong Kong – 0.1%
2,855,011 Sino Biopharmaceutical Ltd.
(Health Care) 1,192,408
Hungary – 0.4%
91,172 MOL Hungarian Oil & Gas
PLC (Energy) 622,975
38,408 OTP Bank Nyrt (Financials) 2,074,631
46,773 Richter Gedeon Nyrt (Health
Care) 1,241,157
3,938,763
India – 19.5%
5,012 ABB India Ltd. (Industrials) 440,201
20,764 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 292,441
139,608 Adani Power Ltd. (Utilities)* 916,662
46,876 Ambuja Cements Ltd.
(Materials) 294,860
9,271 Apollo Hospitals Enterprise
Ltd. (Health Care) 749,273
130,786 Ashok Leyland Ltd.
(Industrials) 359,221
40,059 Asian Paints Ltd. (Materials) 1,175,559
18,107 Astral Ltd. (Industrials) 383,693
51,544 Aurobindo Pharma Ltd. (Health
Care) 770,205
211,911 Axis Bank Ltd. (Financials) 2,849,765
4,500 Bajaj Auto Ltd. (Consumer
Discretionary) 481,103

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
8,666 Bajaj Finance Ltd. (Financials) $ 674,429
36,534 Bajaj Finserv Ltd. (Financials) 683,130
2,218 Bajaj Holdings & Investment
Ltd. (Financials) 274,788
401,029 Bank of Baroda (Financials) 1,169,443
214,262 Bharat Electronics Ltd.
(Industrials) 781,013
105,143 Bharat Heavy Electricals Ltd.
(Industrials) 312,444
282,302 Bharat Petroleum Corp. Ltd.
(Energy) 975,906
176,085 Bharti Airtel Ltd.
(Communication Services) 3,390,881
1,409 Bosch Ltd. (Consumer
Discretionary) 583,072
26,888 Britannia Industries Ltd.
(Consumer Staples) 1,572,350
6,713 BSE Ltd. (Financials) 371,079
876,476 Canara Bank (Financials) 1,058,145
71,969 CG Power & Industrial
Solutions Ltd. (Industrials) 623,688
21,025 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 307,041
100,426 Cipla Ltd. (Health Care) 1,823,080
104,918 Coal India Ltd. (Energy) 517,039
53,365 Colgate-Palmolive India Ltd.
(Consumer Staples) 1,825,069
12,441 Cummins India Ltd.
(Industrials) 512,931
64,595 Dabur India Ltd. (Consumer
Staples) 402,991
8,299 Divi's Laboratories Ltd. (Health
Care) 606,266
3,351 Dixon Technologies India Ltd.
(Consumer Discretionary) 626,899
41,349 DLF Ltd. (Real Estate) 402,718
126,028 Dr Reddy's Laboratories Ltd.
(Health Care) 1,793,257
10,537 Eicher Motors Ltd. (Consumer
Discretionary) 602,550
410,288 GAIL India Ltd. (Utilities) 968,517
33,466 Godrej Consumer Products Ltd.
(Consumer Staples) 492,962
12,797 Godrej Properties Ltd. (Real
Estate)* 420,449
33,637 Grasim Industries Ltd.
(Materials) 1,037,519
56,097 Havells India Ltd. (Industrials) 1,140,579
208,310 HCL Technologies Ltd.
(Information Technology) 4,556,028
27,033 HDFC Asset Management Co.
Ltd. (Financials)
(a)
1,345,071
291,459 HDFC Bank Ltd. (Financials) 6,195,245
29,060 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
226,214
10,870 Hero MotoCorp Ltd. (Consumer
Discretionary) 612,568
308,048 Hindalco Industries Ltd.
(Materials) 2,392,309
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
15,360 Hindustan Aeronautics Ltd.
(Industrials) $ 813,816
234,006 Hindustan Petroleum Corp. Ltd.
(Energy) 1,060,967
44,416 Hindustan Unilever Ltd.
(Consumer Staples) 1,312,117
518,028 ICICI Bank Ltd. (Financials) 7,970,628
29,210 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
643,634
1,017,809 IDFC First Bank Ltd.
(Financials)* 771,883
84,393 Indian Hotels Co. Ltd.
(Consumer Discretionary) 792,381
652,612 Indian Oil Corp. Ltd. (Energy) 1,070,717
194,739 Indus Towers Ltd.
(Communication Services)* 805,149
60,201 IndusInd Bank Ltd. (Financials) 709,513
7,025 Info Edge India Ltd.
(Communication Services) 686,344
382,252 Infosys Ltd. (Information
Technology) 8,404,715
21,464 InterGlobe Aviation Ltd.
(Industrials)*
(a)
1,112,342
239,222 ITC Ltd. (Consumer Staples) 1,349,753
73,871 Jindal Stainless Ltd. (Materials) 597,289
97,031 Jindal Steel & Power Ltd.
(Materials) 1,040,919
69,015 Jio Financial Services Ltd.
(Financials)* 268,190
73,774 JSW Steel Ltd. (Materials) 843,418
73,649 Jubilant Foodworks Ltd.
(Consumer Discretionary) 561,806
54,109 Kotak Mahindra Bank Ltd.
(Financials) 1,130,416
53,314 Larsen & Toubro Ltd.
(Industrials) 2,350,211
31,353 LTIMindtree Ltd. (Information
Technology)
(a)
2,290,318
45,370 Lupin Ltd. (Health Care) 1,101,144
68,869 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 2,417,531
16,050 Mankind Pharma Ltd. (Health
Care)* 486,498
134,311 Marico Ltd. (Consumer Staples) 1,025,180
8,543 Maruti Suzuki India Ltd.
(Consumer Discretionary) 1,119,658
61,412 Mphasis Ltd. (Information
Technology) 2,161,907
449 MRF Ltd. (Consumer
Discretionary) 665,566
43,569 Muthoot Finance Ltd.
(Financials) 988,493
57,669 Nestle India Ltd. (Consumer
Staples) 1,525,157
537,395 NMDC Ltd. (Materials) 1,463,242
371,363 NTPC Ltd. (Utilities) 1,598,250
600,355 Oil & Natural Gas Corp. Ltd.
(Energy) 1,823,881
77,043 Oil India Ltd. (Energy) 447,325

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
9,513 Oracle Financial Services
Software Ltd. (Information
Technology) $ 1,316,843
3,024 Page Industries Ltd. (Consumer
Discretionary) 1,597,777
15,573 PB Fintech Ltd. (Financials)* 349,053
32,794 Persistent Systems Ltd.
(Information Technology) 2,292,053
243,117 Petronet LNG Ltd. (Energy) 958,413
7,219 PI Industries Ltd. (Materials) 347,339
32,971 Pidilite Industries Ltd.
(Materials) 1,196,452
7,018 Polycab India Ltd. (Industrials) 606,141
377,120 Power Finance Corp. Ltd.
(Financials) 2,210,602
422,729 Power Grid Corp. of India Ltd.
(Utilities) 1,647,966
17,475 Prestige Estates Projects Ltd.
(Real Estate) 341,357
785,307 Punjab National Bank
(Financials) 974,939
53,333 Rail Vikas Nigam Ltd.
(Industrials) 275,103
320,961 REC Ltd. (Financials) 2,023,094
501,857 Reliance Industries Ltd.
(Energy) 7,674,892
457,165 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 878,986
62,261 SBI Cards & Payment Services
Ltd. (Financials) 516,237
20,177 SBI Life Insurance Co. Ltd.
(Financials)
(a)
343,323
2,686 Shree Cement Ltd. (Materials) 828,928
39,018 Shriram Finance Ltd.
(Financials) 1,394,390
12,346 Siemens Ltd. (Industrials) 1,104,738
5,201 Solar Industries India Ltd.
(Materials) 657,460
27,499 SRF Ltd. (Materials) 737,136
236,724 State Bank of India (Financials) 2,350,395
80,461 Sun Pharmaceutical Industries
Ltd. (Health Care) 1,695,850
3,322 Supreme Industries Ltd.
(Materials) 182,860
571,181 Suzlon Energy Ltd.
(Industrials)* 425,735
59,350 Tata Communications Ltd.
(Communication Services) 1,232,779
118,287 Tata Consultancy Services Ltd.
(Information Technology) 5,978,798
40,271 Tata Consumer Products Ltd.
(Consumer Staples) 456,894
14,622 Tata Elxsi Ltd. (Information
Technology) 1,154,367
448,933 Tata Motors Ltd. (Consumer
Discretionary) 4,178,450
99,149 Tata Power Co. Ltd. (The)
(Utilities) 485,969
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,001,675 Tata Steel Ltd. (Materials) $ 1,713,474
174,477 Tech Mahindra Ltd.
(Information Technology) 3,535,742
6,850 Thermax Ltd. (Industrials) 372,113
11,801 Titan Co. Ltd. (Consumer
Discretionary) 453,765
44,413 Torrent Pharmaceuticals Ltd.
(Health Care) 1,747,269
25,762 Trent Ltd. (Consumer
Discretionary) 2,071,845
4,274 Tube Investments of India Ltd.
(Consumer Discretionary) 181,618
23,892 TVS Motor Co. Ltd. (Consumer
Discretionary) 688,360
15,411 UltraTech Cement Ltd.
(Materials) 2,043,124
730,063 Union Bank of India Ltd.
(Financials) 1,050,819
24,092 United Spirits Ltd. (Consumer
Staples) 435,985
148,952 UPL Ltd. (Materials) 960,739
88,509 Varun Beverages Ltd.
(Consumer Staples) 650,701
286,491 Vedanta Ltd. (Materials) 1,537,626
7,479,725 Vodafone Idea Ltd.
(Communication Services)* 740,039
18,814 Voltas Ltd. (Industrials) 369,227
284,659 Wipro Ltd. (Information
Technology) 1,946,716
423,067 Zomato Ltd. (Consumer
Discretionary)* 1,400,739
44,256 Zydus Lifesciences Ltd. (Health
Care) 505,929
174,222,160
Indonesia – 1.2%
1,579,899 Alamtri Resources Indonesia
Tbk PT (Energy) 207,396
2,247,939 Astra International Tbk PT
(Industrials) 723,540
4,496,575 Bank Central Asia Tbk PT
(Financials) 2,837,851
3,348,460 Bank Mandiri Persero Tbk PT
(Financials) 1,299,655
3,583,749 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 961,245
1,100,321 Chandra Asri Pacific Tbk PT
(Materials) 482,627
2,346,851 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 1,118,253
6,716,573 Kalbe Farma Tbk PT (Health
Care) 635,839
4,276,705 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 769,240
5,900,301 Telkom Indonesia Persero Tbk
PT (Communication Services) 1,009,140
5,035,140 Unilever Indonesia Tbk PT
(Consumer Staples) 592,650
10,637,436

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Kazakhstan – –%
70,023 Solidcore Resources PLC
(Materials)*
(c)
$ —
Kuwait – 0.4%
673,096 Kuwait Finance House KSCP
(Financials) 1,615,430
385,815 Mobile Telecommunications
Co. KSCP (Communication
Services) 578,409
591,836 National Bank of Kuwait SAKP
(Financials) 1,674,463
3,868,302
Luxembourg – 0.1%
17,330 Reinet Investments SCA
(Financials) 460,099
Mexico – 1.6%
593,545 Alfa SAB de CV, Class A
(Industrials) 453,238
2,134,582 America Movil SAB de CV,
Series B (Communication
Services) 1,602,596
1,421,260 Cemex SAB de CV, Series CPO
(Materials) 781,521
53,899 Coca-Cola Femsa SAB de CV
(Consumer Staples) 428,500
181,283 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 1,600,398
76,760 Gruma SAB de CV, Class B
(Consumer Staples) 1,307,030
10,458 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 267,962
184,980 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 545,745
92,297 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 604,334
305,070 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 2,037,866
130,047 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 308,123
185,595 Grupo Mexico SAB de CV,
Series B (Materials) 900,354
24,225 Industrias Penoles SAB de CV
(Materials)* 350,503
315,890 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 426,301
525,583 Operadora De Sites Mexicanos
SAB de CV (Communication
Services) 351,011
32,566 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 313,556
10,250 Southern Copper Corp.
(Materials) 1,028,587
365,553 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 972,570
14,280,195
Shares Description Value
a
Common Stocks – (continued)
Netherlands – –%
40,500 Nebius Group NV, Class A
(Communication Services)*
(c)
$ —
Peru – 0.1%
5,125 Credicorp Ltd. (Financials) 950,534
Philippines – 0.3%
205,744 Bank of the Philippine Islands
(Financials) 451,244
84,900 International Container
Terminal Services, Inc.
(Industrials) 535,738
90,190 Jollibee Foods Corp. (Consumer
Discretionary) 396,845
33,800 Manila Electric Co. (Utilities) 276,118
291,440 Metropolitan Bank & Trust Co.
(Financials) 378,994
14,705 PLDT, Inc. (Communication
Services) 325,273
2,364,212
Poland – 1.1%
36,739 Alior Bank SA (Financials) 825,291
42,802 Bank Pekao SA (Financials) 1,428,541
29,550 CD Projekt SA (Communication
Services)
(b)
1,215,633
10,726 Dino Polska SA (Consumer
Staples)*
(a)
1,018,407
443 LPP SA (Consumer
Discretionary) 1,706,885
35,390 ORLEN SA (Energy) 444,253
103,846 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 1,428,271
150,776 Powszechny Zaklad
Ubezpieczen SA (Financials) 1,639,696
2,788 Santander Bank Polska SA
(Financials) 299,904
10,006,881
Qatar – 1.0%
982,473 Barwa Real Estate Co. (Real
Estate) 747,716
728,390 Commercial Bank PSQC (The)
(Financials) 840,019
353,570 Dukhan Bank (Financials) 344,733
207,749 Industries Qatar QSC
(Industrials) 740,616
844,827 Masraf Al Rayan QSC
(Financials) 558,036
291,004 Ooredoo QPSC
(Communication Services) 946,302
88,627 Qatar Fuel QSC (Energy) 360,496
142,118 Qatar International Islamic
Bank QSC (Financials) 414,137
227,949 Qatar Islamic Bank (Financials) 1,309,721
580,058 Qatar National Bank QPSC
(Financials) 2,724,249
8,986,025

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Romania – 0.1%
98,225 NEPI Rockcastle NV (Real
Estate)* $ 759,971
Russia – 0.0%
1,256,908 Gazprom PJSC (Energy)*
(c)
—
1,190,600 GMK Norilskiy Nickel PAO
(Materials)
(c)
—
35,708,229 Inter RAO UES PJSC
(Utilities)
(c)
—
62,206 LUKOIL PJSC (Energy)
(c)
—
824,628 Moscow Exchange MICEX-
RTS PJSC (Financials)
(c)
—
839,494 Novolipetsk Steel PJSC
(Materials)
(c)
—
127,440 PhosAgro PJSC, GDR
(Materials)*
(c)
—
820 PhosAgro PJSC NPV
(Materials)*
(c)
—
11,287 Polyus PJSC (Materials)*
(c)
—
90,086 Rosneft Oil Co. PJSC
(Energy)
(c)
—
1,661,273 Sberbank of Russia PJSC
(Financials)
(c)
—
152,107 Severstal PAO (Materials)
(c)
—
3,362,523 Surgutneftegas PJSC (Energy)
(c)
—
277,377 Tatneft PJSC (Energy)
(c)
—
1,366 TKS Holding MKPAO JSC
(Financials)*
(c)
—
159,827 VTB Bank PJSC (Financials)*
(c)
—
—
Saudi Arabia – 2.9%
10,160 ACWA Power Co. (Utilities) 984,927
27,465 Advanced Petrochemical Co.
(Materials)* 248,193
179,398 Al Rajhi Bank (Financials) 4,350,171
13,997 Al Rajhi Co. for Co-operative
Insurance (Financials)* 620,698
79,893 Alinma Bank (Financials) 591,186
108,635 Arab National Bank (Financials) 552,298
27,782 Bank AlBilad (Financials) 259,192
106,831 Bank Al-Jazira (Financials)* 454,975
65,455 Banque Saudi Fransi
(Financials) 534,874
12,645 Bupa Arabia for Cooperative
Insurance Co. (Financials) 622,674
8,385 Co. for Cooperative Insurance
(The) (Financials) 294,610
13,113 Dallah Healthcare Co. (Health
Care) 529,839
1,985 Elm Co. (Information
Technology) 572,427
73,296 Etihad Etisalat Co.
(Communication Services) 1,076,936
157,235 Jarir Marketing Co. (Consumer
Discretionary) 531,525
234,262 Mobile Telecommunications Co
Saudi Arabia (Communication
Services) 644,752
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
26,588 Nahdi Medical Co. (Consumer
Staples) $ 832,268
67,951 Riyad Bank (Financials) 474,783
20,170 SABIC Agri-Nutrients Co.
(Materials) 594,862
68,032 Sahara International
Petrochemical Co. (Materials) 439,676
5,233 SAL Saudi Logistics Services
(Industrials) 359,369
54,463 Saudi Arabian Mining Co.
(Materials)* 749,484
386,341 Saudi Arabian Oil Co.
(Energy)
(a)
2,822,822
75,023 Saudi Awwal Bank (Financials) 620,050
41,519 Saudi Basic Industries Corp.
(Materials) 761,441
150,839 Saudi Investment Bank (The)
(Financials) 562,098
479,380 Saudi Kayan Petrochemical Co.
(Materials)* 886,819
165,987 Saudi National Bank (The)
(Financials) 1,433,703
5,467 Saudi Research & Media Group
(Communication Services)* 375,439
6,009 Saudi Tadawul Group Holding
Co. (Financials) 345,163
108,464 Saudi Telecom Co.
(Communication Services) 1,149,050
55,133 Savola Group (The) (Consumer
Staples)* 355,725
38,754 Yanbu National Petrochemical
Co. (Materials) 384,765
26,016,794
South Africa – 3.6%
116,459 Absa Group Ltd. (Financials) 1,112,127
52,769 Aspen Pharmacare Holdings
Ltd. (Health Care)
(b)
483,907
42,885 Bid Corp. Ltd. (Consumer
Staples) 1,047,473
38,033 Bidvest Group Ltd. (Industrials) 581,304
14,009 Capitec Bank Holdings Ltd.
(Financials) 2,529,146
67,104 Clicks Group Ltd. (Consumer
Staples) 1,459,562
61,258 Discovery Ltd. (Financials) 653,453
93,231 Exxaro Resources Ltd. (Energy) 861,511
558,056 FirstRand Ltd. (Financials) 2,376,961
60,241 Gold Fields Ltd. (Materials) 854,204
101,467 Harmony Gold Mining Co. Ltd.
(Materials) 926,832
87,595 Kumba Iron Ore Ltd.
(Materials)
(b)
1,612,703
243,294 MTN Group Ltd.
(Communication Services) 1,087,457
9,043 Naspers Ltd., Class N
(Consumer Discretionary) 2,036,505
98,296 Nedbank Group Ltd.
(Financials) 1,571,430
1,456,082 Old Mutual Ltd. (Financials) 1,022,915

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
400,586 OUTsurance Group Ltd.
(Financials) $ 1,433,694
722,000 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
1,068,386
34,439 Remgro Ltd. (Financials) 287,275
303,661 Sanlam Ltd. (Financials) 1,481,007
153,317 Shoprite Holdings Ltd.
(Consumer Staples) 2,510,533
201,339 Standard Bank Group Ltd.
(Financials) 2,640,270
133,638 Vodacom Group Ltd.
(Communication Services) 749,579
544,599 Woolworths Holdings Ltd.
(Consumer Discretionary)
(b)
1,894,546
32,282,780
South Korea – 9.9%
3,380 Alteogen, Inc. (Health Care)* 678,399
5,392 Amorepacific Corp. (Consumer
Staples) 402,743
2,048 Celltrion, Inc. (Health Care) 274,525
3,353 CJ CheilJedang Corp.
(Consumer Staples) 633,322
32,944 Coway Co. Ltd. (Consumer
Discretionary) 1,556,223
10,105 DB Insurance Co. Ltd.
(Financials) 790,987
10,421 Doosan Bobcat, Inc.
(Industrials) 289,835
15,606 Doosan Enerbility Co. Ltd.
(Industrials)* 236,599
2,841 Enchem Co. Ltd. (Materials)* 259,041
23,452 GS Holdings Corp. (Industrials) 702,694
39,060 Hana Financial Group, Inc.
(Financials) 1,747,137
27,208 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 734,297
6,324 Hanmi Pharm Co. Ltd. (Health
Care) 1,235,289
9,431 Hanmi Semiconductor Co. Ltd.
(Information Technology) 504,321
3,043 Hanwha Aerospace Co. Ltd.
(Industrials) 681,651
9,814 HD Hyundai Co. Ltd. (Energy) 547,313
4,076 HD Hyundai Electric Co. Ltd.
(Industrials) 1,021,155
2,550 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 402,136
10,388 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 1,522,774
10,748 HLB, Inc. (Health Care)* 553,175
29,827 HMM Co. Ltd. (Industrials) 383,995
11,918 Hyundai Glovis Co. Ltd.
(Industrials) 1,050,797
6,031 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 1,035,393
6,797 Hyundai Motor Co. (Consumer
Discretionary) 1,064,582
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
7,661 Hyundai Rotem Co. Ltd.
(Industrials) $ 277,873
121,125 Industrial Bank of Korea
(Financials) 1,291,954
18,176 Kakao Corp. (Communication
Services) 522,460
36,555 KB Financial Group, Inc.
(Financials) 2,520,763
28,318 Kia Corp. (Consumer
Discretionary) 1,885,769
33,078 Korea Electric Power Corp.
(Utilities)* 566,692
20,843 Korea Investment Holdings Co.
Ltd. (Financials) 1,116,069
821 Korea Zinc Co. Ltd. (Materials) 694,441
73,892 Korean Air Lines Co. Ltd.
(Industrials) 1,374,501
4,117 Krafton, Inc. (Communication
Services)* 920,758
10,273 KT&G Corp. (Consumer
Staples) 896,922
9,575 LG Corp. (Industrials) 514,080
48,131 LG Display Co. Ltd.
(Information Technology)* 327,072
30,155 LG Electronics, Inc. (Consumer
Discretionary) 1,938,929
5,055 LG H&H Co. Ltd. (Consumer
Staples) 1,125,105
3,730 LG Innotek Co. Ltd.
(Information Technology) 432,878
269,448 LG Uplus Corp.
(Communication Services) 2,238,559
2,898 LS Electric Co. Ltd.
(Industrials) 299,138
25,383 Meritz Financial Group, Inc.
(Financials) 1,855,895
109,638 Mirae Asset Securities Co. Ltd.
(Financials) 672,737
8,500 NAVER Corp. (Communication
Services) 1,258,199
6,999 NCSoft Corp. (Communication
Services) 1,191,543
7,178 Netmarble Corp.
(Communication Services)*
(a)
272,703
156,124 NH Investment & Securities Co.
Ltd. (Financials) 1,490,679
9,568 Orion Corp. (Consumer Staples) 703,686
3,332 POSCO Holdings, Inc.
(Materials) 674,736
5,186 Posco International Corp.
(Industrials) 175,463
866 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
605,247
10,210 Samsung C&T Corp.
(Industrials) 870,929
28,881 Samsung E&A Co. Ltd.
(Industrials)* 371,610

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
10,596 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology)
(b)
$ 820,306
530,803 Samsung Electronics Co. Ltd.
(Information Technology) 20,622,574
5,966 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 1,678,546
34,158 Samsung Heavy Industries Co.
Ltd. (Industrials)* 284,517
8,520 Samsung Life Insurance Co.
Ltd. (Financials) 654,093
4,200 Samsung SDS Co. Ltd.
(Information Technology) 441,662
47,474 Shinhan Financial Group Co.
Ltd. (Financials) 1,803,607
18,910 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 1,401,594
20,426 SK Bioscience Co. Ltd. (Health
Care)* 689,627
58,236 SK Hynix, Inc. (Information
Technology) 6,674,984
12,259 SK Square Co. Ltd.
(Industrials)* 645,881
49,086 SK Telecom Co. Ltd.
(Communication Services) 2,160,410
11,194 S-Oil Corp. (Energy) 459,780
130,791 Woori Financial Group, Inc.
(Financials) 1,566,623
9,182 Yuhan Corp. (Health Care) 759,545
88,059,522
Taiwan – 18.3%
60,638 Accton Technology Corp.
(Information Technology) 1,226,462
184,369 Acer, Inc. (Information
Technology) 214,831
128,493 Advantech Co. Ltd.
(Information Technology) 1,327,137
447,729 ASE Technology Holding Co.
Ltd. (Information Technology) 2,088,198
528,882 Asia Cement Corp. (Materials) 684,650
31,585 Asia Vital Components Co. Ltd.
(Information Technology) 625,224
46,608 Asustek Computer, Inc.
(Information Technology) 843,688
98,512 Catcher Technology Co. Ltd.
(Information Technology) 595,930
1,035,633 Cathay Financial Holding Co.
Ltd. (Financials) 2,094,668
209,424 Chailease Holding Co. Ltd.
(Financials) 763,992
384,314 Chang Hwa Commercial Bank
Ltd. (Financials) 208,230
199,571 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 310,879
805,631 China Airlines Ltd. (Industrials) 617,560
926,490 China Steel Corp. (Materials) 604,673
108,210 Chunghwa Telecom Co. Ltd.
(Communication Services) 409,748
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
917,480 Compal Electronics, Inc.
(Information Technology) $ 1,040,826
1,878,953 CTBC Financial Holding Co.
Ltd. (Financials) 2,163,373
173,023 Delta Electronics, Inc.
(Information Technology) 2,029,424
66,482 E Ink Holdings, Inc.
(Information Technology) 575,114
1,081,476 E.Sun Financial Holding Co.
Ltd. (Financials) 898,927
40,498 Eclat Textile Co. Ltd.
(Consumer Discretionary) 660,775
21,783 eMemory Technology, Inc.
(Information Technology) 1,954,790
498,282 Eva Airways Corp. (Industrials) 637,368
138,489 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 925,164
1,078,330 Far Eastern New Century Corp.
(Industrials) 1,108,771
243,354 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 981,417
924,641 First Financial Holding Co. Ltd.
(Financials) 774,258
460,670 Formosa Chemicals & Fibre
Corp. (Materials) 480,057
435,394 Formosa Plastics Corp.
(Materials) 554,245
32,541 Fortune Electric Co. Ltd.
(Industrials) 550,982
976,496 Fubon Financial Holding Co.
Ltd. (Financials) 2,645,434
25,407 Global Unichip Corp.
(Information Technology) 930,774
15,079 Globalwafers Co. Ltd.
(Information Technology) 190,327
1,014,706 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 6,107,041
34,998 Hotai Motor Co. Ltd.
(Consumer Discretionary) 661,539
1,144,342 Hua Nan Financial Holdings
Co. Ltd. (Financials) 917,714
30,160 International Games System Co.
Ltd. (Communication Services) 891,346
9,730 Jentech Precision Industrial Co.
Ltd. (Information Technology) 414,865
2,572,041 KGI Financial Holding Co. Ltd.
(Financials) 1,361,916
174,634 MediaTek, Inc. (Information
Technology) 6,747,088
901,105 Mega Financial Holding Co.
Ltd. (Financials) 1,102,698
121,954 Micro-Star International Co.
Ltd. (Information Technology) 642,002
477,426 Nan Ya Plastics Corp.
(Materials) 568,802
96,584 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 1,189,348
139,390 Novatek Microelectronics Corp.
(Information Technology) 2,076,925

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
397,357 Pegatron Corp. (Information
Technology) $ 1,153,550
28,904 PharmaEssentia Corp. (Health
Care)* 516,985
858,824 Pou Chen Corp. (Consumer
Discretionary) 1,078,719
175,648 President Chain Store Corp.
(Consumer Staples) 1,462,697
156,206 Quanta Computer, Inc.
(Information Technology) 1,399,376
109,643 Realtek Semiconductor Corp.
(Information Technology) 1,606,689
143,759 Ruentex Development Co. Ltd.
(Real Estate) 198,270
556,747 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 672,731
1,619,517 Shin Kong Financial Holding
Co. Ltd. (Financials)* 575,853
1,717,127 SinoPac Financial Holdings Co.
Ltd. (Financials) 1,229,049
276,267 Synnex Technology
International Corp. (Information
Technology) 642,976
1,270,854 Taishin Financial Holding Co.
Ltd. (Financials) 669,015
1,493,901 Taiwan Business Bank
(Financials) 680,656
1,070,365 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 820,493
92,841 Taiwan Mobile Co. Ltd.
(Communication Services) 322,970
2,783,087 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 85,335,549
510,608 TCC Group Holdings Co. Ltd.
(Materials) 526,594
936,468 Uni-President Enterprises Corp.
(Consumer Staples) 2,436,091
1,006,348 United Microelectronics Corp.
(Information Technology) 1,349,212
21,726 Voltronic Power Technology
Corp. (Industrials) 1,230,670
302,346 Walsin Lihwa Corp.
(Industrials) 242,934
218,436 Wan Hai Lines Ltd. (Industrials) 558,144
263,513 Wistron Corp. (Information
Technology) 920,750
30,183 Yageo Corp. (Information
Technology) 477,606
193,595 Yang Ming Marine Transport
Corp. (Industrials) 436,264
1,894,957 Yuanta Financial Holding Co.
Ltd. (Financials) 1,939,701
139,242 Zhen Ding Technology Holding
Ltd. (Information Technology) 490,817
163,373,541
Shares Description Value
a
Common Stocks – (continued)
Thailand – 1.5%
104,316 Advanced Info Service PCL,
NVDR (Communication
Services) $ 866,829
168,600 Airports of Thailand PCL,
NVDR (Industrials) 298,635
436,800 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 321,574
1,603,300 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 341,252
131,600 Bumrungrad Hospital PCL,
NVDR (Health Care) 798,099
284,600 Central Pattana PCL, NVDR
(Real Estate) 497,879
883,900 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 615,940
622,677 CP ALL PCL, NVDR
(Consumer Staples) 1,112,004
397,100 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 1,742,505
201,800 Gulf Energy Development PCL,
NVDR (Utilities) 355,971
1,325,700 Home Product Center
PCL, NVDR (Consumer
Discretionary) 365,270
97,100 Intouch Holdings PCL, NVDR
(Communication Services) 268,955
86,100 Kasikornbank PCL, NVDR
(Financials) 377,813
454,200 Krung Thai Bank PCL, NVDR
(Financials) 264,859
378,800 Krungthai Card PCL, NVDR
(Financials) 516,332
964,400 Minor International
PCL, NVDR (Consumer
Discretionary) 752,174
125,200 PTT Exploration & Production
PCL, NVDR (Energy) 465,428
248,000 PTT Global Chemical PCL,
NVDR (Materials) 182,579
725,700 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 298,342
930,100 PTT PCL, NVDR (Energy) 874,575
115,800 SCB X PCL, NVDR
(Financials) 386,591
96,700 Siam Cement PCL (The),
NVDR (Materials) 517,369
363,800 Thai Oil PCL, NVDR (Energy) 400,421
1,536,500 True Corp. PCL, NVDR
(Communication Services)* 497,271
13,118,667
Turkey – 0.9%
839,621 Akbank TAS (Financials) 1,472,382
54,293 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 312,307
108,449 BIM Birlesik Magazalar AS
(Consumer Staples) 1,479,866

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
112,711 Haci Omer Sabanci Holding AS
(Financials) $ 293,962
76,044 KOC Holding AS (Industrials) 439,396
89,143 Pegasus Hava Tasimaciligi AS
(Industrials)* 559,528
78,055 Turk Hava Yollari AO
(Industrials)* 641,095
226,501 Turkcell Iletisim Hizmetleri AS
(Communication Services) 591,065
3,093,599 Turkiye Is Bankasi AS, Class C
(Financials) 1,215,169
1,663,967 Yapi ve Kredi Bankasi AS
(Financials) 1,421,346
8,426,116
United Arab Emirates – 1.3%
370,602 Abu Dhabi Commercial Bank
PJSC (Financials) 1,010,994
396,177 Abu Dhabi Islamic Bank PJSC
(Financials) 1,408,658
407,512 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 382,766
252,022 ADNOC Drilling Co. PJSC
(Energy) 362,967
218,925 Aldar Properties PJSC (Real
Estate) 448,811
1,427,133 Americana Restaurants
International PLC - Foreign
Company (Consumer
Discretionary) 839,250
819,599 Dubai Islamic Bank PJSC
(Financials) 1,517,342
712,594 Emaar Properties PJSC (Real
Estate) 1,852,758
387,136 Emirates NBD Bank PJSC
(Financials) 2,107,981
71,305 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 321,480
262,141 First Abu Dhabi Bank PJSC
(Financials) 913,520
11,166,527
United Kingdom – 0.0%
16,970 Anglogold Ashanti PLC
(Materials) 424,820
United States – 0.1%
155,323 JBS SA (Consumer Staples) 970,858
TOTAL COMMON STOCKS
(Cost $705,373,089)
870,762,000
Shares Description Rate Value
a
Preferred Stocks – 1.8%
Brazil – 1.3%
347,378 Banco Bradesco
SA (Financials) 11.95% 734,825
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
34,385 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.92% $ 224,659
379,059 Cia Energetica
de Minas Gerais
(Utilities) 13.49 755,497
302,657 Cia Paranaense
de Energia -
Copel (Utilities) 3.60 492,207
245,446 Gerdau SA
(Materials) 3.86 834,508
645,081 Itau Unibanco
Holding SA
(Financials) 7.15 3,522,169
898,391 Itausa SA
(Financials) 6.81 1,467,062
474,791 Petroleo
Brasileiro SA
(Energy) 11.44 3,093,360
11,124,287
Colombia – 0.1%
117,718 Bancolombia SA
(Financials) 9.83 960,729
Russia – 0.0%
3,212,489 Surgutneftegas
PJSC (Energy)
(c)
0.00 —
South Korea – 0.4%
5,133 Hyundai Motor
Co. (Consumer
Discretionary) 9.03 589,446
4,833 Hyundai Motor
Co. (Consumer
Discretionary) 9.20 543,910
81,869 Samsung
Electronics Co.
Ltd. (Information
Technology) 3.11 2,711,263
3,844,619
TOTAL PREFERRED STOCKS
(Cost $14,495,590)
15,929,635
Shares Description Value
Exchange-Traded Fund – 0.7%
United States – 0.7%
257,264 iShares MSCI Malaysia ETF
(Cost $7,732,869)
6,331,267
Units Description Expiration Month Value
aa
Right – 0.0%
India – 0.0%
19,138 UPL Ltd.*
(Cost $0)
12/24 —

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PLC
—
Public Limited Company
Sector Name
% of
Market
Value
Financials
24 .4%
Information Technology
23 .1
Consumer Discretionary
12 .7
Communication Services
9 .1
Industrials
6 .2
Consumer Staples
5 .9
Materials
5 .7
Energy
4 .0
Health Care
4 .0
Utilities
2 .4
Real Estate
0 .9
Exchange-Traded Fund
0 .7
Investment Company
0 .3
Securities Lending Reinvestment Vehicle
0 .6
TOTAL INVESTMENTS
100 .0%
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,692,397 4.511% $ 2,692,397
(Cost $2,692,397)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $730,293,945)
895,715,299
a
Securities Lending Reinvestment Vehicle – 0.6%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,995,343 4.541% 4,995,343
(Cost $4,995,343)
TOTAL INVESTMENTS – 100.9%
(Cost $735,289,288)
$ 900,710,642
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.9)%
(8,141,526)
NET ASSETS – 100.0%
$ 892,569,116
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.9%
Australia – 0.7%
32,088 Glencore PLC (Materials)* $ 154,964
5,387 Rio Tinto PLC (Materials) 338,010
492,974
Austria – 0.3%
2,951 Erste Group Bank AG
(Financials) 161,764
2,611 OMV AG (Energy) 104,574
266,338
Belgium – 1.4%
4,181 Ageas SA/NV (Financials) 210,907
2,809 Anheuser-Busch InBev SA/NV
(Consumer Staples) 151,132
272 D’ieteren Group (Consumer
Discretionary) 57,974
3,557 Groupe Bruxelles Lambert NV
(Financials) 245,889
745 KBC Group NV (Financials) 53,696
2 Lotus Bakeries NV (Consumer
Staples) 24,039
123 Sofina SA (Financials) 28,529
192 Syensqo SA (Materials) 14,248
914 UCB SA (Health Care) 178,931
2,450 Warehouses De Pauw CVA
REIT (Real Estate) 54,135
1,019,480
Brazil – 0.1%
2,891 Yara International ASA
(Materials) 81,227
Chile – 0.0%
846 Antofagasta PLC (Materials) 18,307
China – 0.1%
2,516 Prosus NV (Consumer
Discretionary)* 102,443
Denmark – 5.3%
109 AP Moller – Maersk A/S, Class
A (Industrials) 178,605
106 AP Moller – Maersk A/S, Class
B (Industrials) 179,769
338 Carlsberg AS, Class B
(Consumer Staples) 34,791
1,582 Danske Bank A/S (Financials) 45,414
3,714 Demant A/S (Health Care)* 141,596
232 DSV A/S (Industrials) 49,515
552 Genmab A/S (Health Care)* 119,296
21,860 Novo Nordisk A/S, Class B
(Health Care) 2,344,509
859 Novonesis (Novozymes) B,
Class B (Materials) 50,328
319 Orsted AS (Utilities)*
(a)
17,701
1,639 Pandora A/S (Consumer
Discretionary) 263,805
711 ROCKWOOL A/S, Class B
(Industrials) 259,186
6,565 Tryg A/S (Financials) 151,178
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
3,630 Vestas Wind Systems A/S
(Industrials)* $ 56,396
573 Zealand Pharma A/S (Health
Care)* 59,240
3,951,329
Finland – 1.3%
1,459 Elisa OYJ (Communication
Services) 66,078
1,316 Kesko OYJ, Class B (Consumer
Staples) 26,152
725 Kone OYJ, Class B (Industrials) 37,567
57,188 Nokia OYJ (Information
Technology) 240,370
12,531 Nordea Bank Abp (Financials) 141,683
5,388 Orion OYJ, Class B (Health
Care) 254,493
3,108 Sampo OYJ, Class A
(Financials) 133,080
6,178 Wartsila OYJ Abp (Industrials) 112,266
1,011,689
France – 13.8%
2,050 Accor SA (Consumer
Discretionary) 94,576
343 Aeroports de Paris SA
(Industrials) 39,669
2,097 Air Liquide SA (Materials) 348,352
1,268 Airbus SE (Industrials) 197,622
2,226 Alstom SA (Industrials)* 50,055
934 Amundi SA (Financials)
(a)
60,817
774 Arkema SA (Materials) 61,312
12,282 AXA SA (Financials) 427,825
1,002 BioMerieux (Health Care) 104,614
5,350 BNP Paribas SA (Financials) 320,054
8,526 Bollore SE (Communication
Services) 52,545
11,464 Bouygues SA (Industrials) 340,969
2,018 Bureau Veritas SA (Industrials) 61,385
864 Capgemini SE (Information
Technology) 138,617
22,084 Carrefour SA (Consumer
Staples) 335,882
4,302 Cie de Saint-Gobain SA
(Industrials) 392,310
4,623 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 150,147
17,582 Credit Agricole SA (Financials) 235,283
4,525 Danone SA (Consumer Staples) 309,030
105 Dassault Aviation SA
(Industrials) 20,894
1,837 Dassault Systemes (Information
Technology) 63,349
4,626 Eiffage SA (Industrials) 417,263
9,308 Engie SA (Utilities) 148,302
1,547 EssilorLuxottica SA (Health
Care) 375,480
1,329 Eurazeo SE (Financials) 97,627
298 Gecina SA REIT (Real Estate) 30,011

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
9,180 Getlink SE (Industrials) $ 149,947
157 Hermes International SCA
(Consumer Discretionary) 342,426
2,689 Ipsen SA (Health Care) 310,710
4,478 Klepierre SA REIT (Real
Estate) 135,363
7,480 La Francaise des Jeux SACA
(Consumer Discretionary)
(a)
295,474
1,133 Legrand SA (Industrials) 113,541
1,519 L'Oreal SA (Consumer Staples) 527,276
1,474 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 922,427
14,427 Orange SA (Communication
Services)
(b)
153,673
1,253 Publicis Groupe SA
(Communication Services) 135,915
411 Renault SA (Consumer
Discretionary) 17,594
6,556 Rexel SA (Industrials) 169,234
1,400 Safran SA (Industrials) 326,049
1,437 SEB SA (Consumer
Discretionary) 136,295
5,412 Societe Generale SA
(Financials) 143,447
192 Sodexo SA (Consumer
Discretionary) 15,939
1,609 Teleperformance SE
(Industrials) 151,283
12,883 TotalEnergies SE (Energy) 747,979
827 Unibail-Rodamco-Westfield
REIT (Real Estate)* 67,747
2,731 Veolia Environnement SA
(Utilities) 79,525
2,902 Vinci SA (Industrials) 306,080
18,956 Vivendi SE (Communication
Services)
(b)
173,985
10,295,899
Germany – 14.3%
1,498 adidas AG (Consumer
Discretionary) 352,986
2,335 Allianz SE (Financials) 720,632
1,792 BASF SE (Materials) 80,289
16,313 Bayer AG (Health Care) 334,051
467 Bayerische Motoren Werke AG
(Consumer Discretionary) 34,537
3,832 Bechtle AG (Information
Technology) 125,873
1,391 Beiersdorf AG (Consumer
Staples) 180,194
1,760 Brenntag SE (Industrials) 113,394
430 Carl Zeiss Meditec AG (Health
Care) 25,683
7,376 Commerzbank AG (Financials) 113,157
2,334 Continental AG (Consumer
Discretionary) 152,939
593 CTS Eventim AG & Co. KGaA
(Communication Services) 52,330
27,831 Deutsche Bank AG (Financials) 472,497
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
1,094 Deutsche Boerse AG
(Financials) $ 255,940
32,051 Deutsche Lufthansa AG
(Industrials) 214,488
9,888 Deutsche Post AG (Industrials) 363,128
17,445 Deutsche Telekom AG
(Communication Services) 557,922
11,839 E.ON SE (Utilities) 152,366
11,509 Evonik Industries AG
(Materials) 211,086
6,901 Fresenius Medical Care AG
(Health Care) 303,216
7,628 Fresenius SE & Co. KGaA
(Health Care)* 268,046
3,587 GEA Group AG (Industrials) 179,276
183 Hannover Rueck SE
(Financials) 47,761
2,669 Heidelberg Materials AG
(Materials) 336,588
1,531 Henkel AG & Co. KGaA
(Consumer Staples) 116,184
2,734 Infineon Technologies AG
(Information Technology) 88,983
2,126 Knorr-Bremse AG (Industrials) 162,011
6,402 Mercedes-Benz Group AG
(Consumer Discretionary) 358,105
222 Merck KGaA (Health Care) 33,202
226 MTU Aero Engines AG
(Industrials) 76,910
722 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 376,942
2,462 Nemetschek SE (Information
Technology) 255,356
3,413 Puma SE (Consumer
Discretionary) 159,693
380 Rational AG (Industrials) 355,200
311 Rheinmetall AG (Industrials) 204,445
6,106 SAP SE (Information
Technology) 1,450,416
705 Scout24 SE (Communication
Services)
(a)
63,330
3,758 Siemens AG (Industrials) 726,999
6,132 Siemens Energy AG
(Industrials)* 330,437
443 Siemens Healthineers AG
(Health Care)
(a)
24,012
132 Symrise AG (Materials) 14,569
1,166 Talanx AG (Financials) 98,769
1,621 Vonovia SE (Real Estate) 53,760
4,147 Zalando SE (Consumer
Discretionary)*
(a)
128,861
10,726,563
Ireland – 0.3%
1,084 AerCap Holdings NV
(Industrials) 107,706
4,607 Bank of Ireland Group PLC
(Financials) 40,329

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Ireland – (continued)
528 Kerry Group PLC, Class A
(Consumer Staples) $ 50,999
588 Kingspan Group PLC
(Industrials) 44,219
243,253
Italy – 4.9%
2,381 Amplifon SpA (Health Care) 60,431
15,546 Banco BPM SpA (Financials) 118,288
6,969 BPER Banca SpA (Financials) 42,530
3,969 Coca-Cola HBC AG (Consumer
Staples)* 141,456
36,491 Enel SpA (Utilities) 262,470
18,651 Eni SpA (Energy) 264,087
435 Ferrari NV (Consumer
Discretionary) 189,154
8,946 FinecoBank Banca Fineco SpA
(Financials) 143,527
13,198 Generali (Financials) 377,488
10,687 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
110,054
63,569 Intesa Sanpaolo SpA
(Financials) 243,523
7,170 Leonardo SpA (Industrials) 192,883
8,085 Mediobanca Banca di Credito
Finanziario SpA (Financials)
(b)
117,886
2,552 Moncler SpA (Consumer
Discretionary) 124,933
16,399 Poste Italiane SpA (Financials)
(a)
230,105
3,445 Prysmian SpA (Industrials) 227,122
2,351 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 128,005
24,649 Snam SpA (Utilities) 114,863
11,801 Terna - Rete Elettrica Nazionale
(Utilities) 99,814
9,715 UniCredit SpA (Financials) 373,346
9,160 Unipol Gruppo SpA
(Financials) 110,486
3,672,451
Jordan – 0.2%
4,829 Hikma Pharmaceuticals PLC
(Health Care) 118,093
Luxembourg – 0.5%
6,412 ArcelorMittal (Materials) 161,453
7,640 CVC Capital Partners PLC
(Financials)*
(a)
186,967
823 Eurofins Scientific SE (Health
Care) 40,673
389,093
Netherlands – 4.7%
11,282 ABN AMRO Bank NV
(Financials)
(a)
175,345
78 Adyen NV (Financials)*
(a)
113,558
18,851 Aegon Ltd. (Financials) 121,493
1,727 Akzo Nobel NV (Materials) 100,870
49 Argenx SE (Health Care)* 30,348
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
173 ASM International NV
(Information Technology) $ 93,444
839 ASR Nederland NV (Financials) 40,143
576 BE Semiconductor Industries
NV (Information Technology) 68,746
1,503 Euronext NV (Financials)
(a)
167,795
4,756 EXOR NV (Financials) 470,431
2,292 Heineken Holding NV
(Consumer Staples) 145,249
437 Heineken NV (Consumer
Staples) 32,337
99 IMCD NV (Industrials) 14,859
14,657 ING Groep NV (Financials) 226,917
3,237 JDE Peet’s NV (Consumer
Staples) 64,515
16,559 Koninklijke Ahold Delhaize NV
(Consumer Staples) 571,036
43,086 Koninklijke KPN NV
(Communication Services) 167,058
2,471 Koninklijke Philips NV (Health
Care)* 67,309
3,917 NN Group NV (Financials) 181,910
4,141 Randstad NV (Industrials) 181,991
2,524 Universal Music Group NV
(Communication Services) 60,808
2,701 Wolters Kluwer NV
(Industrials) 450,599
3,546,761
Norway – 0.7%
3,409 DNB Bank ASA (Financials) 71,142
3,554 Equinor ASA (Energy) 85,902
2,769 Gjensidige Forsikring ASA
(Financials) 49,194
1,060 Kongsberg Gruppen ASA
(Industrials) 124,557
1,701 Mowi ASA (Consumer Staples) 30,836
14,465 Orkla ASA (Consumer Staples) 133,335
5,728 Telenor ASA (Communication
Services) 67,359
562,325
Poland – 0.4%
15,479 InPost SA (Industrials)* 271,065
Portugal – 0.3%
10,388 Jeronimo Martins SGPS SA
(Consumer Staples) 202,320
Singapore – 0.1%
3,793 STMicroelectronics NV
(Information Technology) 97,230
South Africa – 0.1%
1,337 Anglo American PLC
(Materials) 42,833
Spain – 4.0%
7,495 ACS Actividades de
Construccion y Servicios SA
(Industrials) 347,997

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
393 Aena SME SA (Industrials)
(a)
$ 85,010
793 Amadeus IT Group SA
(Consumer Discretionary) 55,631
35,658 Banco Bilbao Vizcaya
Argentaria SA (Financials) 336,548
52,619 Banco de Sabadell SA
(Financials) 99,231
108,236 Banco Santander SA
(Financials) 500,202
18,405 CaixaBank SA (Financials) 100,035
2,242 Endesa SA (Utilities) 49,112
5,573 Grifols SA (Health Care)* 50,716
27,354 Iberdrola SA (Utilities) 389,744
9,673 Industria de Diseno Textil SA
(Consumer Discretionary) 533,104
7,528 Redeia Corp. SA (Utilities) 134,373
7,743 Repsol SA (Energy) 96,707
55,983 Telefonica SA (Communication
Services) 253,428
3,031,838
Sweden – 4.9%
1,756 AddTech AB, Class B
(Industrials) 48,247
848 Alfa Laval AB (Industrials) 36,059
6,847 Assa Abloy AB, Class B
(Industrials) 210,009
10,497 Atlas Copco AB, Class A
(Industrials) 167,422
6,415 Atlas Copco AB, Class B
(Industrials) 90,536
967 Epiroc AB, Class A (Industrials) 17,602
2,743 Essity AB, Class B (Consumer
Staples) 75,415
2,988 Fastighets AB Balder, Class B
(Real Estate)* 22,965
16,094 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
222,937
15,842 Hexagon AB, Class B
(Information Technology) 134,845
2,920 Holmen AB, Class B (Materials) 109,859
5,567 Industrivarden AB, Class A
(Financials) 182,629
5,898 Industrivarden AB, Class C
(Financials) 193,110
2,563 Indutrade AB (Industrials) 65,349
2,053 Investment AB Latour, Class B
(Industrials) 52,083
13,640 Investor AB, Class B
(Financials) 373,828
3,334 L E Lundbergforetagen AB,
Class B (Financials) 161,527
2,220 Lifco AB, Class B (Industrials) 67,298
3,480 Saab AB, Class B (Industrials) 76,125
3,499 Sandvik AB (Industrials) 64,636
6,360 Securitas AB, Class B
(Industrials) 80,353
8,454 Skandinaviska Enskilda Banken
AB, Class A (Financials) 117,300
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
5,204 Skanska AB, Class B
(Industrials) $ 108,428
4,356 SKF AB, Class B (Industrials) 83,579
5,940 Svenska Handelsbanken AB,
Class A (Financials) 61,746
3,714 Swedbank AB, Class A
(Financials) 72,723
3,444 Swedish Orphan Biovitrum AB
(Health Care)* 95,382
5,838 Tele2 AB, Class B
(Communication Services) 61,193
36,778 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 298,701
20,125 Telia Co. AB (Communication
Services) 58,889
2,278 Trelleborg AB, Class B
(Industrials) 75,232
909 Volvo AB, Class A (Industrials) 22,727
5,331 Volvo AB, Class B (Industrials) 132,606
3,641,340
Switzerland – 10.1%
8,048 ABB Ltd. (Industrials) 459,311
2,569 Adecco Group AG (Industrials) 68,526
5,293 Avolta AG (Consumer
Discretionary)* 195,619
193 Bachem Holding AG (Health
Care) 14,919
956 Baloise Holding AG
(Financials) 181,651
1,253 Banque Cantonale Vaudoise
(Financials) 124,375
1,664 Cie Financiere Richemont SA
(Consumer Discretionary) 231,751
3,750 Clariant AG (Materials)* 45,162
212 DSM-Firmenich AG (Materials) 23,276
284 EMS-Chemie Holding AG
(Materials) 201,959
150 Galderma Group AG (Health
Care)* 15,366
519 Geberit AG (Industrials) 312,460
28 Givaudan SA (Materials) 123,346
960 Helvetia Holding AG
(Financials) 168,245
273 Julius Baer Group Ltd.
(Financials) 18,066
1,006 Kuehne + Nagel International
AG (Industrials) 240,481
3,557 Logitech International SA
(Information Technology) 288,678
162 Lonza Group AG (Health Care) 96,795
13,278 Novartis AG (Health Care) 1,405,720
259 Partners Group Holding AG
(Financials) 376,300
2,386 Sandoz Group AG (Health Care) 108,711
556 Schindler Holding AG
(Industrials) 157,460

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
532 Schindler Holding AG
Participation Certificates
(Industrials) $ 153,622
2,811 SGS SA (Industrials) 279,122
2,447 SIG Group AG (Materials)* 48,384
280 Sika AG (Materials) 72,495
535 Sonova Holding AG (Health
Care) 182,665
1,710 Straumann Holding AG (Health
Care) 222,533
332 Swiss Life Holding AG
(Financials) 272,006
1,147 Swiss Prime Site AG (Real
Estate) 126,743
184 Swisscom AG (Communication
Services) 106,202
278 Temenos AG (Information
Technology) 18,255
17,054 UBS Group AG (Financials) 551,303
192 VAT Group AG (Industrials)
(a)
76,582
885 Zurich Insurance Group AG
(Financials) 561,136
7,529,225
Taiwan – 2.3%
2,417 ASML Holding NV
(Information Technology) 1,680,787
United Kingdom – 17.6%
8,297 3i Group PLC (Financials) 391,148
6,736 Admiral Group PLC
(Financials) 219,439
233 Ashtead Group PLC
(Industrials) 18,628
3,771 Associated British Foods PLC
(Consumer Staples) 105,353
9,193 AstraZeneca PLC (Health Care) 1,239,988
37,428 Auto Trader Group PLC
(Communication Services)
(a)
399,137
32,300 Aviva PLC (Financials) 198,583
14,184 BAE Systems PLC (Industrials) 221,211
100,480 Barclays PLC (Financials) 336,913
13,528 Barratt Redrow PLC (Consumer
Discretionary) 73,542
2,444 Berkeley Group Holdings PLC
(Consumer Discretionary) 128,855
8,259 British American Tobacco PLC
(Consumer Staples) 313,669
4,775 Bunzl PLC (Industrials) 215,945
236,464 Centrica PLC (Utilities) 382,911
1,515 Coca-Cola Europacific Partners
PLC (Consumer Staples) 117,534
6,794 Compass Group PLC
(Consumer Discretionary) 232,382
2,495 DCC PLC (Industrials) 181,555
6,181 Diageo PLC (Consumer
Staples) 184,821
3,762 Halma PLC (Information
Technology) 129,488
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
24,265 Hargreaves Lansdown PLC
(Financials) $ 337,258
97,602 HSBC Holdings PLC
(Financials) 908,966
7,740 Imperial Brands PLC
(Consumer Staples) 252,737
14,516 Informa PLC (Communication
Services) 158,048
1,171 InterContinental Hotels Group
PLC (Consumer Discretionary) 145,863
2,205 Intertek Group PLC
(Industrials) 132,174
61,904 J Sainsbury PLC (Consumer
Staples) 205,520
135,750 JD Sports Fashion PLC
(Consumer Discretionary) 175,651
90,130 Kingfisher PLC (Consumer
Discretionary) 283,536
5,448 Land Securities Group PLC
REIT (Real Estate) 41,756
40,091 Legal & General Group PLC
(Financials) 112,769
312,327 Lloyds Banking Group PLC
(Financials) 210,639
2,057 London Stock Exchange Group
PLC (Financials) 294,660
73,007 M&G PLC (Financials) 183,921
9,340 Marks & Spencer Group PLC
(Consumer Staples) 45,433
9,230 National Grid PLC (Utilities) 116,450
40,940 NatWest Group PLC
(Financials) 209,552
2,154 Next PLC (Consumer
Discretionary) 275,975
9,250 Pearson PLC (Consumer
Discretionary) 144,966
2,178 Persimmon PLC (Consumer
Discretionary) 34,826
7,334 Phoenix Group Holdings PLC
(Financials) 47,914
1,869 Reckitt Benckiser Group PLC
(Consumer Staples) 115,454
11,437 RELX PLC (Industrials) 538,596
42,045 Rolls-Royce Holdings PLC
(Industrials)* 298,523
21,815 Sage Group PLC (The)
(Information Technology) 363,791
7,443 Schroders PLC (Financials) 29,819
1,650 Segro PLC REIT (Real Estate) 16,358
8,693 Smith & Nephew PLC (Health
Care) 110,161
8,427 Smiths Group PLC (Industrials) 189,694
602 Spirax Group PLC (Industrials) 54,863
2,680 SSE PLC (Utilities) 60,345
14,446 Standard Chartered PLC
(Financials) 178,548
67,801 Taylor Wimpey PLC (Consumer
Discretionary) 112,894
72,124 Tesco PLC (Consumer Staples) 335,891

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
10,948 Unilever PLC (Consumer
Staples) $ 654,166
396,261 Vodafone Group PLC
(Communication Services) 357,000
2,037 Whitbread PLC (Consumer
Discretionary) 73,790
24,456 Wise PLC, Class A
(Financials)* 274,168
13,173,777
United States – 10.5%
1,874 Alcon AG (Health Care) 166,724
92,965 BP PLC (Energy) 454,515
4,497 Experian PLC (Industrials) 214,404
1,970 Ferrovial SE (Industrials) 81,189
30,485 GSK PLC (Health Care) 517,286
14,925 Haleon PLC (Consumer
Staples) 71,006
4,299 Holcim AG (Materials)* 437,903
14,412 Nestle SA (Consumer Staples) 1,251,112
4,363 QIAGEN NV (Health Care)* 190,710
537 Roche Holding AG (Health
Care)
(b)
165,062
4,594 Roche Holding AG (Health
Care) 1,332,312
5,993 Sanofi SA (Health Care) 582,912
2,982 Schneider Electric SE
(Industrials) 766,925
34,092 Shell PLC (Energy) 1,096,967
245 Spotify Technology SA
(Communication Services)* 116,855
5,802 Stellantis NV (Consumer
Discretionary) 76,822
1,584 Swiss Re AG (Financials) 234,004
3,948 Tenaris SA (Energy) 75,725
7,832,433
TOTAL COMMON STOCKS
(Cost $73,341,090)
74,001,073
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
1,262 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23% 107,647
1,489 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 2.56 54,446
TOTAL PREFERRED STOCKS
(Cost $172,803)
162,093
Shares Dividend Rate Value
aa a
Investment Company – 0.7%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
520,645 4.511% $ 520,645
(Cost $520,645)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $74,034,538)
74,683,811
a
Securities Lending Reinvestment Vehicle – 0.8%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
582,351 4.541% 582,351
(Cost $582,351)
TOTAL INVESTMENTS – 100.6%
(Cost $74,616,889)
$ 75,266,162
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(446,543)
NET ASSETS – 100.0%
$ 74,819,619
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 22.3%
Industrials 19.2
Health Care 15.7
Consumer Discretionary 9.2
Consumer Staples 9.1
Information Technology 7.4
Communication Services 4.2
Materials 4.1
Energy 3.9
Utilities 2.7
Real Estate 0.7
Investment Company 0.7
Securities Lending Reinvestment Vehicle 0.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EUROPE DEC24 16 12/20/24 $ 572,123 $ (21)

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Australia – 6.5%
566,784 ANZ Group Holdings Ltd.
(Financials) $ 11,508,949
272,501 APA Group (Utilities) 1,281,701
73,390 Aristocrat Leisure Ltd.
(Consumer Discretionary) 3,239,123
52,413 ASX Ltd. (Financials) 2,255,583
533,368 BHP Group Ltd. (Materials) 14,096,564
479,889 BlueScope Steel Ltd.
(Materials) 6,918,366
101,015 Brambles Ltd. (Industrials) 1,252,293
63,042 CAR Group Ltd.
(Communication Services) 1,704,352
41,202 Cochlear Ltd. (Health Care) 8,166,123
856,610 Coles Group Ltd. (Consumer
Staples) 10,373,942
244,721 Commonwealth Bank of
Australia (Financials) 25,281,390
1,115,777 Endeavour Group Ltd.
(Consumer Staples) 3,176,436
267,905 Fortescue Ltd. (Materials) 3,314,264
789,615 Glencore PLC (Materials)* 3,813,334
151,402 Goodman Group REIT (Real
Estate) 3,739,097
195,771 Insurance Australia Group Ltd.
(Financials) 1,087,874
2,506,156 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 8,457,055
39,881 Macquarie Group Ltd.
(Financials) 6,004,351
1,264,121 Medibank Pvt Ltd. (Financials) 3,145,816
510,010 National Australia Bank Ltd.
(Financials) 12,990,825
80,703 Northern Star Resources Ltd.
(Materials) 920,571
367,185 Orica Ltd. (Materials) 4,331,962
147,086 Origin Energy Ltd. (Utilities) 1,041,555
72,023 Pro Medicus Ltd. (Health Care) 11,818,529
266,366 Qantas Airways Ltd.
(Industrials)* 1,521,807
319,903 QBE Insurance Group Ltd.
(Financials) 4,168,018
122,629 Ramsay Health Care Ltd.
(Health Care) 3,162,715
44,185 REA Group Ltd.
(Communication Services) 7,240,123
81,406 Rio Tinto Ltd. (Materials) 6,270,499
141,078 Rio Tinto PLC (Materials) 8,852,000
820,374 Scentre Group REIT (Real
Estate) 1,966,713
43,325 SGH Ltd. (Industrials) 1,397,374
59,852 Sonic Healthcare Ltd. (Health
Care) 1,113,962
249,683 Stockland REIT (Real Estate) 849,065
304,981 Suncorp Group Ltd. (Financials) 3,913,995
1,131,780 Telstra Group Ltd.
(Communication Services) 2,904,956
385,182 Transurban Group (Industrials) 3,211,865
1,092,109 Vicinity Ltd. REIT (Real Estate) 1,536,742
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
106,138 Washington H Soul Pattinson &
Co. Ltd. (Financials) $ 2,406,198
267,256 Wesfarmers Ltd. (Consumer
Discretionary) 12,505,891
568,437 Westpac Banking Corp.
(Financials) 12,353,490
16,162 WiseTech Global Ltd.
(Information Technology) 1,348,732
477,395 Woolworths Group Ltd.
(Consumer Staples) 9,385,953
236,030,153
Austria – 0.3%
101,835 Erste Group Bank AG
(Financials) 5,582,269
95,807 Mondi PLC (Materials) 1,449,738
89,200 OMV AG (Energy) 3,572,560
10,604,567
Belgium – 0.9%
139,914 Ageas SA/NV (Financials) 7,057,840
66,594 Anheuser-Busch InBev SA/NV
(Consumer Staples) 3,582,947
9,818 D’ieteren Group (Consumer
Discretionary) 2,092,621
96,606 Groupe Bruxelles Lambert NV
(Financials) 6,678,210
26,857 KBC Group NV (Financials) 1,935,721
62 Lotus Bakeries NV (Consumer
Staples) 745,213
11,292 Sofina SA (Financials) 2,619,085
15,026 Syensqo SA (Materials) 1,115,059
20,288 UCB SA (Health Care) 3,971,716
91,330 Warehouses De Pauw CVA
REIT (Real Estate) 2,018,002
31,816,414
Brazil – 0.1%
38,632 Wheaton Precious Metals Corp.
(Materials) 2,403,757
70,867 Yara International ASA
(Materials) 1,991,116
4,394,873
Canada – 11.0%
47,494 Agnico Eagle Mines Ltd.
(Materials) 4,004,672
288,391 Air Canada (Industrials)* 5,141,049
84,926 Alimentation Couche-Tard, Inc.
(Consumer Staples) 4,968,245
107,983 AltaGas Ltd. (Utilities) 2,640,673
38,637 ARC Resources Ltd. (Energy) 712,224
93,496 Bank of Montreal (Financials) 8,914,556
194,904 Bank of Nova Scotia (The)
(Financials) 11,115,298
39,900 Barrick Gold Corp. (Materials) 698,745
73,547 Brookfield Asset Management
Ltd., Class A (Financials)
(a)
4,218,519
104,925 Brookfield Corp. (Financials) 6,447,700
12,550 Cameco Corp. (Energy) 751,575

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
173,009 Canadian Imperial Bank of
Commerce (Financials) $ 11,229,552
26,335 Canadian National Railway Co.
(Industrials) 2,940,552
206,782 Canadian Natural Resources
Ltd. (Energy) 7,018,020
53,829 Canadian Pacific Kansas City
Ltd. (Industrials) 4,117,862
68,247 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 7,524,401
80,470 Canadian Utilities Ltd., Class A
(Utilities) 2,065,559
12,981 CCL Industries, Inc., Class B
(Materials) 719,534
532,228 Cenovus Energy, Inc. (Energy) 8,431,109
38,495 CGI, Inc. (Information
Technology) 4,357,167
6,705 Constellation Software, Inc.
(Information Technology) 22,670,816
12,690 Descartes Systems Group,
Inc. (The) (Information
Technology)* 1,496,353
66,958 Dollarama, Inc. (Consumer
Discretionary) 6,974,363
98,162 Element Fleet Management
Corp. (Industrials) 2,082,214
54,011 Emera, Inc. (Utilities) 2,060,685
470,031 Empire Co. Ltd. (Consumer
Staples) 14,092,705
240,517 Enbridge, Inc. (Energy) 10,404,681
8,549 Fairfax Financial Holdings Ltd.
(Financials) 12,127,900
10,034 FirstService Corp. (Real Estate) 1,957,280
53,613 Fortis, Inc. (Utilities) 2,396,627
64,400 George Weston Ltd. (Consumer
Staples) 10,351,191
16,985 Gildan Activewear, Inc.
(Consumer Discretionary) 844,307
69,090 Great-West Lifeco, Inc.
(Financials)
(a)
2,487,467
79,233 Hydro One Ltd. (Utilities)
(b)
2,591,207
45,594 iA Financial Corp., Inc.
(Financials) 4,357,994
127,005 IGM Financial, Inc. (Financials) 4,291,402
52,860 Imperial Oil Ltd. (Energy) 3,914,619
16,629 Intact Financial Corp.
(Financials) 3,167,129
178,042 Ivanhoe Mines Ltd., Class A
(Materials)*
(a)
2,396,952
124,627 Keyera Corp. (Energy) 4,109,580
292,909 Kinross Gold Corp. (Materials) 2,868,109
123,089 Loblaw Cos. Ltd. (Consumer
Staples) 15,973,482
33,641 Magna International, Inc.
(Consumer Discretionary) 1,528,820
365,819 Manulife Financial Corp.
(Financials) 11,775,497
183,818 MEG Energy Corp. (Energy) 3,308,370
50,514 Metro, Inc. (Consumer Staples) 3,291,356
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
87,522 National Bank of Canada
(Financials) $ 8,670,626
109,098 Nutrien Ltd. (Materials) 5,095,889
16,306 Onex Corp. (Financials) 1,326,351
26,047 Open Text Corp. (Information
Technology) 793,232
55,164 Pan American Silver Corp.
(Materials) 1,223,722
235,178 Parkland Corp. (Energy) 6,071,981
153,018 Pembina Pipeline Corp.
(Energy) 6,303,666
194,606 Power Corp. of Canada
(Financials) 6,554,740
51,391 Quebecor, Inc., Class B
(Communication Services)
(a)
1,213,432
10,787 RB Global, Inc. (Industrials) 1,065,795
57,048 Rogers Communications,
Inc., Class B (Communication
Services) 2,037,210
249,721 Royal Bank of Canada
(Financials) 31,418,670
46,782 Saputo, Inc. (Consumer Staples) 872,057
79,202 Shopify, Inc., Class A
(Information Technology)* 9,154,770
39,970 Stantec, Inc. (Industrials) 3,461,888
98,833 Sun Life Financial, Inc.
(Financials)
(a)
6,082,519
239,383 Suncor Energy, Inc. (Energy)
(a)
9,524,713
116,356 TC Energy Corp. (Energy) 5,672,578
19,316 Teck Resources Ltd., Class B
(Materials) 901,823
58,865 TELUS Corp. (Communication
Services) 916,514
11,871 Thomson Reuters Corp.
(Industrials) 1,936,800
118,156 TMX Group Ltd. (Financials) 3,735,861
30,537 Toromont Industries Ltd.
(Industrials) 2,508,128
226,399 Toronto-Dominion Bank (The)
(Financials) 12,811,194
85,494 WSP Global, Inc. (Industrials) 15,202,258
396,094,535
Chile – 0.0%
172,867 Lundin Mining Corp.
(Materials) 1,696,384
China – 0.3%
1,618,853 BOC Hong Kong Holdings Ltd.
(Financials) 4,972,093
65,860 Prosus NV (Consumer
Discretionary)* 2,681,590
492,503 SITC International Holdings
Co. Ltd. (Industrials) 1,281,645
1,592,180 Wilmar International Ltd.
(Consumer Staples) 3,657,863
362,400 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 651,463
13,244,654

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – 3.1%
3,375 AP Moller – Maersk A/S, Class
A (Industrials) $ 5,530,201
3,285 AP Moller – Maersk A/S, Class
B (Industrials) 5,571,148
7,199 Carlsberg AS, Class B
(Consumer Staples) 741,004
71,537 Danske Bank A/S (Financials) 2,053,611
126,199 Demant A/S (Health Care)* 4,811,326
6,270 DSV A/S (Industrials) 1,338,180
15,829 Genmab A/S (Health Care)* 3,420,911
564,723 Novo Nordisk A/S, Class B
(Health Care) 60,567,162
34,235 Novonesis (Novozymes) B,
Class B (Materials) 2,005,809
15,023 Orsted AS (Utilities)*
(b)
833,595
56,893 Pandora A/S (Consumer
Discretionary) 9,157,187
22,167 ROCKWOOL A/S, Class B
(Industrials) 8,080,705
126,034 Tryg A/S (Financials) 2,902,298
111,021 Vestas Wind Systems A/S
(Industrials)* 1,724,827
16,578 Zealand Pharma A/S (Health
Care)* 1,713,913
110,451,877
Finland – 0.9%
24,847 Elisa OYJ (Communication
Services) 1,125,318
89,284 Kesko OYJ, Class B (Consumer
Staples) 1,774,288
21,505 Kone OYJ, Class B (Industrials) 1,114,329
2,186,263 Nokia OYJ (Information
Technology) 9,189,190
498,870 Nordea Bank Abp (Financials) 5,640,536
144,022 Orion OYJ, Class B (Health
Care) 6,802,632
62,075 Sampo OYJ, Class A
(Financials) 2,657,950
26,336 UPM-Kymmene OYJ
(Materials) 692,621
147,073 Wartsila OYJ Abp (Industrials) 2,672,600
31,669,464
France – 8.0%
92,779 Accor SA (Consumer
Discretionary) 4,280,344
14,525 Aeroports de Paris SA
(Industrials) 1,679,874
40,468 Air Liquide SA (Materials) 6,722,512
29,221 Airbus SE (Industrials) 4,554,179
74,768 Alstom SA (Industrials)* 1,681,271
38,705 Amundi SA (Financials)
(b)
2,520,267
36,684 Arkema SA (Materials) 2,905,924
338,723 AXA SA (Financials) 11,798,904
26,338 BioMerieux (Health Care) 2,749,830
154,907 BNP Paribas SA (Financials) 9,267,031
616,764 Bollore SE (Communication
Services) 3,801,073
339,297 Bouygues SA (Industrials) 10,091,576
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
90,433 Bureau Veritas SA (Industrials) $ 2,750,843
26,534 Capgemini SE (Information
Technology) 4,257,031
635,138 Carrefour SA (Consumer
Staples) 9,659,996
130,694 Cie de Saint-Gobain SA
(Industrials) 11,918,292
159,977 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 5,195,759
474,475 Credit Agricole SA (Financials) 6,349,453
75,072 Danone SA (Consumer Staples) 5,126,961
29,615 Dassault Systemes (Information
Technology) 1,021,272
136,021 Eiffage SA (Industrials) 12,269,028
146,613 Engie SA (Utilities) 2,335,953
35,380 EssilorLuxottica SA (Health
Care) 8,587,252
51,175 Eurazeo SE (Financials) 3,759,251
18,368 Gecina SA REIT (Real Estate) 1,849,818
203,251 Getlink SE (Industrials) 3,319,930
4,778 Hermes International SCA
(Consumer Discretionary) 10,421,075
89,304 Ipsen SA (Health Care) 10,318,928
94,454 Klepierre SA REIT (Real
Estate) 2,855,199
208,265 La Francaise des Jeux SACA
(Consumer Discretionary)
(b)
8,226,862
23,880 Legrand SA (Industrials) 2,393,070
41,841 L'Oreal SA (Consumer Staples) 14,523,859
38,378 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 24,016,905
403,382 Orange SA (Communication
Services)
(a)
4,296,737
49,400 Publicis Groupe SA
(Communication Services) 5,358,506
247,483 Rexel SA (Industrials) 6,388,412
36,777 Safran SA (Industrials) 8,565,076
59,328 SEB SA (Consumer
Discretionary) 5,627,071
134,755 Societe Generale SA
(Financials) 3,571,728
60,328 Teleperformance SE
(Industrials) 5,672,217
333,060 TotalEnergies SE (Energy) 19,337,243
24,282 Unibail-Rodamco-Westfield
REIT (Real Estate)* 1,989,155
91,233 Veolia Environnement SA
(Utilities) 2,656,654
75,759 Vinci SA (Industrials) 7,990,466
644,743 Vivendi SE (Communication
Services)
(a)
5,917,697
290,580,484
Germany – 8.2%
42,819 adidas AG (Consumer
Discretionary) 10,089,797
61,398 Allianz SE (Financials) 18,948,759
41,283 BASF SE (Materials) 1,849,644

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
516,724 Bayer AG (Health Care) $ 10,581,275
15,824 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,170,266
145,240 Bechtle AG (Information
Technology) 4,770,819
31,585 Beiersdorf AG (Consumer
Staples) 4,091,615
55,873 Brenntag SE (Industrials) 3,599,798
289,338 Commerzbank AG (Financials) 4,438,824
94,992 Continental AG (Consumer
Discretionary) 6,224,510
15,442 CTS Eventim AG & Co. KGaA
(Communication Services) 1,362,688
801,957 Deutsche Bank AG (Financials) 13,615,117
28,590 Deutsche Boerse AG
(Financials) 6,688,585
977,806 Deutsche Lufthansa AG
(Industrials) 6,543,562
334,803 Deutsche Post AG (Industrials) 12,295,335
442,522 Deutsche Telekom AG
(Communication Services) 14,152,627
258,180 E.ON SE (Utilities) 3,322,726
343,558 Evonik Industries AG
(Materials) 6,301,170
215,037 Fresenius Medical Care AG
(Health Care) 9,448,282
253,405 Fresenius SE & Co. KGaA
(Health Care)* 8,904,598
82,759 GEA Group AG (Industrials) 4,136,245
2,987 Hannover Rueck SE
(Financials) 779,569
92,261 Heidelberg Materials AG
(Materials) 11,635,065
23,950 Henkel AG & Co. KGaA
(Consumer Staples) 1,817,518
69,237 Knorr-Bremse AG (Industrials) 5,276,196
197,440 Mercedes-Benz Group AG
(Consumer Discretionary) 11,044,078
5,501 MTU Aero Engines AG
(Industrials) 1,872,033
18,516 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 9,666,831
68,110 Nemetschek SE (Information
Technology) 7,064,293
107,782 Puma SE (Consumer
Discretionary) 5,043,085
10,871 Rational AG (Industrials) 10,161,530
7,759 Rheinmetall AG (Industrials) 5,100,605
150,223 SAP SE (Information
Technology) 35,683,893
26,694 Scout24 SE (Communication
Services)
(b)
2,397,918
85,670 Siemens AG (Industrials) 16,573,176
176,449 Siemens Energy AG
(Industrials)* 9,508,368
8,013 Symrise AG (Materials) 884,418
43,384 Talanx AG (Financials) 3,674,940
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
44,773 Vonovia SE (Real Estate) $ 1,484,883
179,643 Zalando SE (Consumer
Discretionary)*
(b)
5,582,122
297,786,763
Hong Kong – 1.2%
217,696 AIA Group Ltd. (Financials) 1,626,800
102,216 CK Infrastructure Holdings Ltd.
(Utilities) 704,073
125,360 CLP Holdings Ltd. (Utilities) 1,051,977
17,613 Futu Holdings Ltd. ADR
(Financials)* 1,536,382
81,404 Hang Seng Bank Ltd.
(Financials) 967,134
1,908,445 HKT Trust & HKT Ltd.
(Communication Services) 2,371,592
1,457,972 Hong Kong & China Gas Co.
Ltd. (Utilities) 1,105,440
162,322 Hong Kong Exchanges &
Clearing Ltd. (Financials) 6,045,186
192,400 Jardine Matheson Holdings Ltd.
(Industrials) 8,400,184
266,752 Power Assets Holdings Ltd.
(Utilities) 1,748,283
1,062,808 Sino Land Co. Ltd. (Real
Estate) 1,040,743
454,877 Techtronic Industries Co. Ltd.
(Industrials) 6,406,759
11,589,648 WH Group Ltd. (Consumer
Staples)
(b)
9,189,445
42,193,998
Ireland – 0.2%
29,707 AerCap Holdings NV
(Industrials) 2,951,687
192,687 AIB Group PLC (Financials) 1,048,108
133,882 Bank of Ireland Group PLC
(Financials) 1,171,975
13,229 Kerry Group PLC, Class A
(Consumer Staples) 1,277,783
14,861 Kingspan Group PLC
(Industrials) 1,117,569
7,567,122
Israel – 1.0%
76,596 Bank Hapoalim BM
(Financials) 877,905
139,025 Bank Leumi Le-Israel BM
(Financials) 1,579,286
18,446 Check Point Software
Technologies Ltd. (Information
Technology)* 3,357,172
1,206,738 ICL Group Ltd. (Materials) 5,443,457
129,256 Israel Discount Bank Ltd., Class
A (Financials) 848,280
28,673 Mizrahi Tefahot Bank Ltd.
(Financials) 1,235,834
4,065 Nice Ltd. (Information
Technology)* 730,786
457,006 Teva Pharmaceutical Industries
Ltd. ADR (Health Care)* 7,668,561

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
59,649 Wix.com Ltd. (Information
Technology)* $ 13,345,867
35,087,148
Italy – 3.1%
53,055 Amplifon SpA (Health Care) 1,346,562
494,475 Banco BPM SpA (Financials) 3,762,395
210,576 BPER Banca SpA (Financials) 1,285,088
75,888 Coca-Cola HBC AG (Consumer
Staples)* 2,704,669
907,130 Enel SpA (Utilities) 6,524,737
634,775 Eni SpA (Energy) 8,988,048
14,165 Ferrari NV (Consumer
Discretionary) 6,159,476
528,887 FinecoBank Banca Fineco SpA
(Financials) 8,485,296
405,932 Generali (Financials) 11,610,429
293,865 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
3,026,208
2,101,360 Intesa Sanpaolo SpA
(Financials) 8,049,972
208,797 Leonardo SpA (Industrials) 5,616,937
286,785 Mediobanca Banca di Credito
Finanziario SpA (Financials) 4,181,568
97,328 Moncler SpA (Consumer
Discretionary) 4,764,681
124,518 Nexi SpA (Financials)*
(b)
737,015
470,259 Poste Italiane SpA (Financials)
(b)
6,598,497
94,117 Prysmian SpA (Industrials) 6,204,948
71,041 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 3,867,979
434,294 Snam SpA (Utilities) 2,023,791
197,352 Terna - Rete Elettrica Nazionale
(Utilities) 1,669,214
290,533 UniCredit SpA (Financials) 11,165,140
345,853 Unipol Gruppo SpA
(Financials) 4,171,613
112,944,263
Japan – 19.6%
195,860 Advantest Corp. (Information
Technology) 10,745,989
94,691 Aeon Co. Ltd. (Consumer
Staples) 2,266,002
23,229 AGC, Inc. (Industrials) 725,399
691,915 Aisin Corp. (Consumer
Discretionary) 7,269,980
369,850 ANA Holdings, Inc.
(Industrials) 7,114,536
440,619 Asahi Group Holdings Ltd.
(Consumer Staples) 4,780,695
712,093 Asahi Kasei Corp. (Materials) 5,063,857
428,514 Asics Corp. (Consumer
Discretionary) 8,568,283
190,681 Astellas Pharma, Inc. (Health
Care) 1,982,544
28,801 Bridgestone Corp. (Consumer
Discretionary) 1,025,779
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
442,460 Brother Industries Ltd.
(Information Technology) $ 7,762,973
166,832 Canon, Inc. (Information
Technology) 5,407,585
189,599 Capcom Co. Ltd.
(Communication Services) 4,426,102
116,212 Central Japan Railway Co.
(Industrials) 2,388,697
99,399 Chugai Pharmaceutical Co. Ltd.
(Health Care) 4,366,845
203,700 Concordia Financial Group Ltd.
(Financials) 1,217,575
47,302 Dai Nippon Printing Co. Ltd.
(Industrials) 719,680
188,730 Dai-ichi Life Holdings, Inc.
(Financials) 5,090,690
194,485 Daiichi Sankyo Co. Ltd. (Health
Care) 6,149,810
11,926 Daikin Industries Ltd.
(Industrials) 1,436,901
21,311 Daito Trust Construction Co.
Ltd. (Real Estate) 2,373,250
200,285 Daiwa Securities Group, Inc.
(Financials) 1,340,923
54,001 Denso Corp. (Consumer
Discretionary) 765,510
17,909 Disco Corp. (Information
Technology) 4,841,398
54,173 East Japan Railway Co.
(Industrials) 1,053,269
111,691 Eisai Co. Ltd. (Health Care) 3,473,030
1,760,687 ENEOS Holdings, Inc. (Energy) 9,481,930
26,214 Fast Retailing Co. Ltd.
(Consumer Discretionary) 8,920,981
135,581 FUJIFILM Holdings Corp.
(Information Technology) 3,045,912
59,500 Fujikura Ltd. (Industrials) 2,108,460
308,355 Fujitsu Ltd. (Information
Technology) 5,884,379
139,261 Hankyu Hanshin Holdings, Inc.
(Industrials) 3,807,342
8,430 Hikari Tsushin, Inc. (Industrials) 1,839,967
88,800 Hitachi Construction Machinery
Co. Ltd. (Industrials) 1,997,313
541,213 Hitachi Ltd. (Industrials) 13,517,262
237,544 Honda Motor Co. Ltd.
(Consumer Discretionary) 2,042,734
88,145 Hoya Corp. (Health Care) 11,303,877
142,345 Hulic Co. Ltd. (Real Estate)
(a)
1,278,579
1,263,678 Idemitsu Kosan Co. Ltd.
(Energy) 8,411,618
461,997 Inpex Corp. (Energy)
(a)
6,072,391
84,012 Isuzu Motors Ltd. (Consumer
Discretionary) 1,117,102
197,999 ITOCHU Corp. (Industrials) 9,734,825
549,083 Japan Airlines Co. Ltd.
(Industrials) 9,123,658
254,606 Japan Exchange Group, Inc.
(Financials) 3,057,442

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
74,572 Japan Post Bank Co. Ltd.
(Financials) $ 703,093
567,290 Japan Post Holdings Co. Ltd.
(Financials) 5,664,023
328,787 Japan Post Insurance Co. Ltd.
(Financials) 6,871,941
809 Japan Real Estate Investment
Corp. REIT (Real Estate) 2,984,226
126,133 Japan Tobacco, Inc. (Consumer
Staples)
(a)
3,543,331
331,672 JFE Holdings, Inc. (Materials) 3,774,195
41,261 Kajima Corp. (Industrials) 750,849
439,227 Kansai Electric Power Co., Inc.
(The) (Utilities) 5,631,265
74,196 Kao Corp. (Consumer Staples) 3,218,116
53,673 Kawasaki Kisen Kaisha Ltd.
(Industrials) 712,078
109,118 KDDI Corp. (Communication
Services) 3,596,458
11,270 Keyence Corp. (Information
Technology) 4,856,639
64,287 Kikkoman Corp. (Consumer
Staples) 702,647
332,308 Kirin Holdings Co. Ltd.
(Consumer Staples)
(a)
4,623,348
26,475 Komatsu Ltd. (Industrials) 709,714
18,936 Konami Group Corp.
(Communication Services) 1,862,898
93,385 Kubota Corp. (Industrials) 1,164,631
209,082 Kyocera Corp. (Information
Technology) 2,051,352
21,597 Lasertec Corp. (Information
Technology) 2,364,115
265,100 LY Corp. (Communication
Services) 727,068
83,266 M3, Inc. (Health Care) 803,913
34,426 Makita Corp. (Industrials) 1,073,685
355,497 Marubeni Corp. (Industrials) 5,335,355
429,952 MatsukiyoCocokara & Co.
(Consumer Staples) 6,009,051
103,322 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 4,258,502
143,387 MEIJI Holdings Co. Ltd.
(Consumer Staples) 3,055,155
50,483 MINEBEA MITSUMI, Inc.
(Industrials) 823,204
1,415,499 Mitsubishi Chemical Group
Corp. (Materials) 7,397,711
534,687 Mitsubishi Corp. (Industrials) 8,991,258
122,651 Mitsubishi Electric Corp.
(Industrials) 2,080,049
57,857 Mitsubishi Estate Co. Ltd. (Real
Estate) 816,512
592,208 Mitsubishi HC Capital, Inc.
(Financials) 3,982,622
410,126 Mitsubishi Heavy Industries
Ltd. (Industrials) 6,000,945
1,271,677 Mitsubishi UFJ Financial
Group, Inc. (Financials) 15,173,587
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
435,142 Mitsui & Co. Ltd. (Industrials) $ 9,086,162
100,584 Mitsui Chemicals, Inc.
(Materials) 2,323,307
85,506 Mitsui Fudosan Co. Ltd. (Real
Estate) 713,950
408,979 Mizuho Financial Group, Inc.
(Financials) 10,304,468
618,270 MonotaRO Co. Ltd.
(Industrials) 10,985,475
255,368 MS&AD Insurance Group
Holdings, Inc. (Financials) 5,680,890
88,404 Murata Manufacturing Co. Ltd.
(Information Technology) 1,477,471
101,844 NEC Corp. (Information
Technology) 8,642,686
66,584 Nintendo Co. Ltd.
(Communication Services) 3,905,883
3,356 Nippon Building Fund, Inc.
REIT (Real Estate) 2,804,395
25,173 Nippon Sanso Holdings Corp.
(Materials) 731,967
181,655 Nippon Steel Corp. (Materials) 3,699,988
8,176,702 Nippon Telegraph & Telephone
Corp. (Communication
Services) 8,351,740
38,815 Nippon Yusen KK (Industrials) 1,239,516
28,400 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 752,240
7,124 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 911,935
85,960 Nitto Denko Corp. (Materials) 1,366,797
876,372 Nomura Holdings, Inc.
(Financials) 5,259,924
36,581 Nomura Research Institute Ltd.
(Information Technology) 1,115,808
38,000 NTT Data Group Corp.
(Information Technology) 733,256
76,463 Obayashi Corp. (Industrials) 1,086,983
50,163 Obic Co. Ltd. (Information
Technology) 1,638,310
372,015 Olympus Corp. (Health Care) 5,845,826
21,300 Omron Corp. (Information
Technology) 675,938
257,611 Ono Pharmaceutical Co. Ltd.
(Health Care) 2,970,884
19,148 Oracle Corp. Japan (Information
Technology) 1,953,240
124,177 ORIX Corp. (Financials) 2,783,926
92,040 Osaka Gas Co. Ltd. (Utilities) 2,012,580
164,287 Otsuka Corp. (Information
Technology) 4,082,426
152,565 Otsuka Holdings Co. Ltd.
(Health Care) 8,822,632
81,529 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 2,066,657
653,161 Panasonic Holdings Corp.
(Consumer Discretionary) 6,373,522

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
343,085 Rakuten Group, Inc. (Consumer
Discretionary)* $ 1,960,943
359,865 Recruit Holdings Co. Ltd.
(Industrials) 24,883,963
113,734 Renesas Electronics Corp.
(Information Technology) 1,486,944
259,476 Resona Holdings, Inc.
(Financials) 2,159,636
961,564 Ricoh Co. Ltd. (Information
Technology) 10,897,106
43,051 SBI Holdings, Inc. (Financials) 1,083,549
12,503 SCREEN Holdings Co. Ltd.
(Information Technology) 782,723
117,921 SCSK Corp. (Information
Technology) 2,377,500
54,994 Secom Co. Ltd. (Industrials) 1,912,532
338,854 Seiko Epson Corp. (Information
Technology) 6,000,481
153,724 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 2,476,002
114,134 Sekisui House Ltd. (Consumer
Discretionary) 2,690,244
342,517 Seven & i Holdings Co. Ltd.
(Consumer Staples) 5,938,771
109,449 Shimadzu Corp. (Information
Technology) 3,070,271
127,127 Shin-Etsu Chemical Co. Ltd.
(Materials) 4,701,291
216,018 Shionogi & Co. Ltd. (Health
Care) 3,047,855
426,757 Shiseido Co. Ltd. (Consumer
Staples)
(a)
8,114,023
4,025,284 SoftBank Corp.
(Communication Services) 5,175,499
71,930 SoftBank Group Corp.
(Communication Services) 4,279,831
388,164 Sompo Holdings, Inc.
(Financials) 10,198,723
373,608 Sony Group Corp. (Consumer
Discretionary) 7,480,369
614,247 Subaru Corp. (Consumer
Discretionary) 9,842,430
359,481 Sumitomo Corp. (Industrials) 7,678,630
376,783 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 7,240,375
484,901 Sumitomo Mitsui Financial
Group, Inc. (Financials) 11,900,956
78,899 Sumitomo Mitsui Trust Group,
Inc. (Financials) 1,967,944
26,319 Suntory Beverage & Food Ltd.
(Consumer Staples) 892,517
65,705 Suzuki Motor Corp. (Consumer
Discretionary) 694,084
212,625 Sysmex Corp. (Health Care) 4,479,445
21,128 Taisei Corp. (Industrials) 915,966
228,506 Takeda Pharmaceutical Co. Ltd.
(Health Care) 6,212,272
264,337 TDK Corp. (Information
Technology) 3,395,186
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
70,423 Terumo Corp. (Health Care) $ 1,430,639
55,612 TIS, Inc. (Information
Technology) 1,356,742
319,307 Tokio Marine Holdings, Inc.
(Financials) 11,829,571
61,544 Tokyo Electron Ltd.
(Information Technology) 9,552,157
244,510 Tokyo Gas Co. Ltd. (Utilities) 7,342,545
179,483 Tokyu Corp. (Industrials) 2,091,389
26,454 TOPPAN Holdings, Inc.
(Industrials) 705,804
120,147 Toray Industries, Inc.
(Materials) 763,434
28,776 TOTO Ltd. (Industrials) 772,354
824,398 Toyota Motor Corp. (Consumer
Discretionary) 14,005,736
482,640 Toyota Tsusho Corp.
(Industrials) 8,197,987
165,846 Trend Micro, Inc. (Information
Technology)
(a)
9,087,104
68,786 West Japan Railway Co.
(Industrials) 1,289,523
123,571 Yakult Honsha Co. Ltd.
(Consumer Staples) 2,513,629
115,720 Yokogawa Electric Corp.
(Information Technology) 2,568,131
148,298 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 8,907,656
349,696 ZOZO, Inc. (Consumer
Discretionary) 10,973,914
707,143,768
Jordan – 0.1%
112,847 Hikma Pharmaceuticals PLC
(Health Care) 2,759,676
Luxembourg – 0.3%
210,114 ArcelorMittal (Materials) 5,290,632
226,157 CVC Capital Partners PLC
(Financials)*
(b)
5,534,551
35,041 Eurofins Scientific SE (Health
Care) 1,731,713
12,556,896
Netherlands – 2.9%
326,877 ABN AMRO Bank NV
(Financials)
(b)
5,080,319
3,405 Adyen NV (Financials)*
(b)
4,957,226
665,117 Aegon Ltd. (Financials) 4,286,636
59,967 Akzo Nobel NV (Materials) 3,502,546
1,255 Argenx SE (Health Care)* 777,292
3,712 ASM International NV
(Information Technology) 2,005,003
26,567 ASR Nederland NV (Financials) 1,271,121
15,320 BE Semiconductor Industries
NV (Information Technology) 1,828,452
33,961 Euronext NV (Financials)
(b)
3,791,419
141,851 EXOR NV (Financials) 14,030,932
73,543 Heineken Holding NV
(Consumer Staples) 4,660,569

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
5,727 IMCD NV (Industrials) $ 859,543
549,319 ING Groep NV (Financials) 8,504,439
160,895 JDE Peet’s NV (Consumer
Staples) 3,206,718
460,741 Koninklijke Ahold Delhaize NV
(Consumer Staples) 15,888,627
828,625 Koninklijke KPN NV
(Communication Services) 3,212,837
41,292 Koninklijke Philips NV (Health
Care)* 1,124,770
126,147 NN Group NV (Financials) 5,858,410
166,909 Randstad NV (Industrials) 7,335,400
36,926 Universal Music Group NV
(Communication Services) 889,619
81,080 Wolters Kluwer NV
(Industrials) 13,526,322
106,598,200
New Zealand – 0.4%
230,081 Auckland International Airport
Ltd. (Industrials) 1,056,170
229,526 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 5,166,281
98,292 Infratil Ltd. (Financials) 747,159
55,699 Xero Ltd. (Information
Technology)* 6,308,170
13,277,780
Norway – 0.4%
169,050 DNB Bank ASA (Financials) 3,527,880
75,788 Equinor ASA (Energy) 1,831,842
85,255 Gjensidige Forsikring ASA
(Financials) 1,514,651
24,037 Kongsberg Gruppen ASA
(Industrials) 2,824,493
53,323 Mowi ASA (Consumer Staples) 966,637
205,275 Orkla ASA (Consumer Staples) 1,892,175
114,795 Telenor ASA (Communication
Services) 1,349,949
13,907,627
Poland – 0.3%
543,271 InPost SA (Industrials)* 9,513,655
Portugal – 0.2%
320,589 Jeronimo Martins SGPS SA
(Consumer Staples) 6,243,899
Singapore – 1.7%
988,958 CapitaLand Ascendas REIT
REIT (Real Estate) 1,932,697
749,393 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 1,095,596
445,704 DBS Group Holdings Ltd.
(Financials) 14,106,009
129,453 Grab Holdings Ltd., Class A
(Industrials)* 647,265
546,803 Keppel Ltd. (Industrials) 2,744,925
825,843 Oversea-Chinese Banking Corp.
Ltd. (Financials) 10,028,511
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
36,491 Sea Ltd. ADR (Communication
Services)* $ 4,152,676
470,084 Singapore Airlines Ltd.
(Industrials)
(a)
2,212,531
1,181,958 Singapore Exchange Ltd.
(Financials) 11,214,341
677,687 Singapore Technologies
Engineering Ltd. (Industrials) 2,274,711
925,568 Singapore Telecommunications
Ltd. (Communication Services) 2,140,201
115,586 STMicroelectronics NV
(Information Technology) 2,962,930
251,677 United Overseas Bank Ltd.
(Financials) 6,825,775
62,338,168
Spain – 2.4%
218,814 ACS Actividades de
Construccion y Servicios SA
(Industrials) 10,159,659
13,143 Aena SME SA (Industrials)
(b)
2,842,960
34,652 Amadeus IT Group SA
(Consumer Discretionary) 2,430,936
1,124,130 Banco Bilbao Vizcaya
Argentaria SA (Financials) 10,609,772
1,598,284 Banco de Sabadell SA
(Financials) 3,014,117
3,002,608 Banco Santander SA
(Financials) 13,876,267
609,045 CaixaBank SA (Financials) 3,310,286
58,185 Endesa SA (Utilities) 1,274,577
252,847 Grifols SA (Health Care)* 2,300,964
598,344 Iberdrola SA (Utilities) 8,525,291
283,651 Industria de Diseno Textil SA
(Consumer Discretionary) 15,632,727
124,265 Redeia Corp. SA (Utilities) 2,218,104
272,667 Repsol SA (Energy) 3,405,494
1,534,200 Telefonica SA (Communication
Services) 6,945,132
86,546,286
Sweden – 2.8%
39,446 AddTech AB, Class B
(Industrials) 1,083,795
37,911 Alfa Laval AB (Industrials) 1,612,082
189,433 Assa Abloy AB, Class B
(Industrials) 5,810,237
317,439 Atlas Copco AB, Class A
(Industrials) 5,062,988
200,183 Atlas Copco AB, Class B
(Industrials) 2,825,224
48,699 Epiroc AB, Class A (Industrials) 886,442
42,074 Essity AB, Class B (Consumer
Staples) 1,156,772
462,377 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
6,404,935
274,769 Hexagon AB, Class B
(Information Technology) 2,338,802
70,454 Holmen AB, Class B (Materials) 2,650,691

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
133,792 Industrivarden AB, Class A
(Financials) $ 4,389,134
140,283 Industrivarden AB, Class C
(Financials) 4,593,082
71,047 Indutrade AB (Industrials) 1,811,499
58,576 Investment AB Latour, Class B
(Industrials) 1,486,013
378,686 Investor AB, Class B
(Financials) 10,378,546
87,455 L E Lundbergforetagen AB,
Class B (Financials) 4,237,048
58,863 Lifco AB, Class B (Industrials) 1,784,405
91,623 Saab AB, Class B (Industrials) 2,004,254
108,378 Sandvik AB (Industrials) 2,002,028
191,764 Securitas AB, Class B
(Industrials) 2,422,768
347,609 Skandinaviska Enskilda Banken
AB, Class A (Financials) 4,823,105
158,959 Skanska AB, Class B
(Industrials) 3,311,995
130,408 SKF AB, Class B (Industrials) 2,502,139
254,790 Svenska Handelsbanken AB,
Class A (Financials) 2,648,508
186,277 Swedbank AB, Class A
(Financials) 3,647,456
83,772 Swedish Orphan Biovitrum AB
(Health Care)* 2,320,084
135,929 Tele2 AB, Class B
(Communication Services) 1,424,791
957,813 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 7,779,103
401,333 Telia Co. AB (Communication
Services) 1,174,353
70,820 Trelleborg AB, Class B
(Industrials) 2,338,863
34,774 Volvo AB, Class A (Industrials) 869,442
163,074 Volvo AB, Class B (Industrials) 4,056,370
101,836,954
Switzerland – 5.9%
192,041 ABB Ltd. (Industrials) 10,960,070
99,910 Adecco Group AG (Industrials) 2,665,023
201,889 Avolta AG (Consumer
Discretionary)* 7,461,414
20,942 Baloise Holding AG
(Financials) 3,979,218
28,622 Banque Cantonale Vaudoise
(Financials) 2,841,083
34,993 Cie Financiere Richemont SA
(Consumer Discretionary) 4,873,599
173,333 Clariant AG (Materials)* 2,087,472
7,315 DSM-Firmenich AG (Materials) 803,129
8,910 EMS-Chemie Holding AG
(Materials) 6,336,112
7,254 Galderma Group AG (Health
Care)* 743,103
16,072 Geberit AG (Industrials) 9,676,037
832 Givaudan SA (Materials) 3,665,144
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
23,140 Helvetia Holding AG
(Financials) $ 4,055,410
12,530 Julius Baer Group Ltd.
(Financials) 829,170
36,991 Kuehne + Nagel International
AG (Industrials) 8,842,571
105,835 Logitech International SA
(Information Technology) 8,589,333
4,568 Lonza Group AG (Health Care) 2,729,393
346,555 Novartis AG (Health Care) 36,689,200
8,668 Partners Group Holding AG
(Financials) 12,593,689
64,661 Sandoz Group AG (Health Care) 2,946,076
13,525 Schindler Holding AG
(Industrials) 3,830,292
13,219 Schindler Holding AG
Participation Certificates
(Industrials) 3,817,155
98,595 SGS SA (Industrials) 9,790,114
64,489 SIG Group AG (Materials)* 1,275,140
8,237 Sika AG (Materials) 2,132,644
17,753 Sonova Holding AG (Health
Care) 6,061,410
50,759 Straumann Holding AG (Health
Care) 6,605,584
6,352 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 1,153,238
8,780 Swiss Life Holding AG
(Financials) 7,193,421
15,288 Swiss Prime Site AG (Real
Estate) 1,689,315
3,509 Swisscom AG (Communication
Services) 2,025,342
14,127 Temenos AG (Information
Technology) 927,636
467,879 UBS Group AG (Financials) 15,125,078
7,759 VAT Group AG (Industrials)
(b)
3,094,793
20,936 Zurich Insurance Group AG
(Financials) 13,274,517
211,361,925
Taiwan – 1.1%
56,070 ASML Holding NV
(Information Technology) 38,991,210
United Kingdom – 10.4%
254,551 3i Group PLC (Financials) 12,000,369
215,625 Admiral Group PLC
(Financials) 7,024,423
135,784 Associated British Foods PLC
(Consumer Staples) 3,793,493
219,802 AstraZeneca PLC (Health Care) 29,647,758
1,101,147 Auto Trader Group PLC
(Communication Services)
(b)
11,742,761
999,895 Aviva PLC (Financials) 6,147,428
298,654 BAE Systems PLC (Industrials) 4,657,747
2,833,737 Barclays PLC (Financials) 9,501,612
529,571 Barratt Redrow PLC (Consumer
Discretionary) 2,878,899

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
82,041 Berkeley Group Holdings PLC
(Consumer Discretionary) $ 4,325,464
232,923 British American Tobacco PLC
(Consumer Staples) 8,846,183
89,371 Bunzl PLC (Industrials) 4,041,714
7,004,078 Centrica PLC (Utilities) 11,341,836
1,598,412 CK Hutchison Holdings Ltd.
(Industrials) 8,319,125
45,576 Coca-Cola Europacific Partners
PLC (Consumer Staples) 3,535,786
181,438 Compass Group PLC
(Consumer Discretionary) 6,205,902
85,550 DCC PLC (Industrials) 6,225,274
87,561 Diageo PLC (Consumer
Staples) 2,618,203
83,228 Halma PLC (Information
Technology) 2,864,713
702,282 Hargreaves Lansdown PLC
(Financials) 9,760,977
2,775,807 HSBC Holdings PLC
(Financials) 25,851,064
180,050 Imperial Brands PLC
(Consumer Staples) 5,879,227
395,485 Informa PLC (Communication
Services) 4,305,971
39,782 InterContinental Hotels Group
PLC (Consumer Discretionary) 4,955,365
54,556 Intertek Group PLC
(Industrials) 3,270,237
2,497,077 J Sainsbury PLC (Consumer
Staples) 8,290,259
4,466,055 JD Sports Fashion PLC
(Consumer Discretionary) 5,778,762
2,899,962 Kingfisher PLC (Consumer
Discretionary) 9,122,849
256,897 Land Securities Group PLC
REIT (Real Estate) 1,968,971
1,596,501 Legal & General Group PLC
(Financials) 4,490,695
10,233,697 Lloyds Banking Group PLC
(Financials) 6,901,806
49,634 London Stock Exchange Group
PLC (Financials) 7,109,944
1,872,481 M&G PLC (Financials) 4,717,197
274,220 Marks & Spencer Group PLC
(Consumer Staples) 1,333,892
217,277 National Grid PLC (Utilities) 2,741,265
1,278,220 NatWest Group PLC
(Financials) 6,542,598
68,286 Next PLC (Consumer
Discretionary) 8,748,935
152,169 Pearson PLC (Consumer
Discretionary) 2,384,801
69,034 Persimmon PLC (Consumer
Discretionary) 1,103,841
425,593 Phoenix Group Holdings PLC
(Financials) 2,780,485
28,642 Reckitt Benckiser Group PLC
(Consumer Staples) 1,769,304
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
331,285 RELX PLC (Industrials) $ 15,601,019
965,249 Rolls-Royce Holdings PLC
(Industrials)* 6,853,355
617,386 Sage Group PLC (The)
(Information Technology) 10,295,646
363,320 Schroders PLC (Financials) 1,455,588
113,236 Segro PLC REIT (Real Estate) 1,122,644
145,821 Smith & Nephew PLC (Health
Care) 1,847,899
177,965 Smiths Group PLC (Industrials) 4,006,048
20,688 Spirax Group PLC (Industrials) 1,885,387
76,192 SSE PLC (Utilities) 1,715,590
428,112 Standard Chartered PLC
(Financials) 5,291,336
2,257,883 Taylor Wimpey PLC (Consumer
Discretionary) 3,759,549
1,821,430 Tesco PLC (Consumer Staples) 8,482,638
204,016 Unilever PLC (Consumer
Staples) 12,190,386
11,176,318 Vodafone Group PLC
(Communication Services) 10,068,979
82,313 Whitbread PLC (Consumer
Discretionary) 2,981,785
806,377 Wise PLC, Class A
(Financials)* 9,040,026
157,590 WPP PLC (Communication
Services) 1,721,020
373,846,030
United States – 5.8%
46,675 Alcon AG (Health Care) 4,152,539
2,489,938 BP PLC (Energy) 12,173,550
37,281 CSL Ltd. (Health Care) 6,854,198
4,738 CyberArk Software Ltd.
(Information Technology)* 1,532,790
151,138 Experian PLC (Industrials) 7,205,825
66,930 Ferrovial SE (Industrials) 2,758,382
768,864 GSK PLC (Health Care) 13,046,493
273,642 Haleon PLC (Consumer
Staples) 1,301,864
119,729 Holcim AG (Materials)* 12,195,778
93,692 James Hardie Industries PLC
CDI (Materials)* 3,430,816
22,300 Monday.com Ltd. (Information
Technology)* 6,363,528
357,386 Nestle SA (Consumer Staples) 31,024,837
96,930 QIAGEN NV (Health Care)* 4,236,893
14,252 Roche Holding AG (Health
Care)
(a)
4,380,751
116,490 Roche Holding AG (Health
Care) 33,783,422
120,443 Sanofi SA (Health Care) 11,714,948
67,975 Schneider Electric SE
(Industrials) 17,482,137
809,996 Shell PLC (Energy) 26,062,962
5,678 Spotify Technology SA
(Communication Services)* 2,708,179
98,900 Stellantis NV (Consumer
Discretionary) 1,309,488
44,886 Swiss Re AG (Financials) 6,631,002

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
174,176 Tenaris SA (Energy) $ 3,340,800
213,691,182
Zambia – 0.0%
69,383 First Quantum Minerals Ltd.
(Materials)* 947,968
TOTAL COMMON STOCKS
(Cost $2,878,353,188)
3,583,723,923
Shares Description Rate Value
a
Preferred Stocks – 0.1%
Germany – 0.1%
16,466 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23% 1,404,529
77,740 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 2.56 2,842,614
TOTAL PREFERRED STOCKS
(Cost $4,863,256)
4,247,143
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
8,722 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
08/28 —
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
14,675,894 4.511% 14,675,894
(Cost $14,675,894)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,897,892,338)
3,602,646,960
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.4%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
51,277,525 4.541% $ 51,277,525
(Cost $51,277,525)
TOTAL INVESTMENTS – 101.0%
(Cost $2,949,169,863)
$ 3,653,924,485
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(36,525,689)
NET ASSETS – 100.0%
$ 3,617,398,796
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 24.9%
Industrials 17.7
Health Care 11.2
Consumer Discretionary 10.1
Information Technology 9.0
Consumer Staples 8.2
Materials 5.1
Energy 4.6
Communication Services 4.1
Utilities 2.2
Real Estate 1.1
Investment Company 0.4
Securities Lending Reinvestment Vehicle 1.4
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 216 12/20/24 $ 25,182,360 $ (888,477)

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.3%
Communication Services – 5.1%
5,420 Capcom Co. Ltd. (Japan) $ 126,527
565 Dentsu Group, Inc. (Japan) 14,386
9,370 KDDI Corp. (Japan) 308,829
1,206 Konami Group Corp. (Japan) 118,644
6,427 Nintendo Co. Ltd. (Japan) 377,014
296,479 Nippon Telegraph & Telephone
Corp. (Japan) 302,826
277,160 SoftBank Corp. (Japan) 356,358
6,092 SoftBank Group Corp. (Japan) 362,474
1,967,058
Consumer Discretionary – 17.1%
27,808 Aisin Corp. (Japan) 292,180
12,600 Asics Corp. (Japan) 251,941
4,978 Bandai Namco Holdings, Inc.
(Japan) 104,741
3,741 Bridgestone Corp. (Japan) 133,240
10,608 Denso Corp. (Japan) 150,377
1,593 Fast Retailing Co. Ltd. (Japan) 542,119
33,536 Honda Motor Co. Ltd. (Japan) 288,389
2,320 Isuzu Motors Ltd. (Japan) 30,849
2,975 McDonald's Holdings Co. Japan
Ltd. (Japan) 122,617
15,189 Nissan Motor Co. Ltd. (Japan) 36,297
753 Nitori Holdings Co. Ltd. (Japan) 96,391
2,168 Oriental Land Co. Ltd. (Japan) 51,073
5,230 Pan Pacific International
Holdings Corp. (Japan) 132,574
32,165 Panasonic Holdings Corp.
(Japan) 313,865
8,200 Rakuten Group, Inc. (Japan)* 46,868
6,959 Sekisui Chemical Co. Ltd.
(Japan) 112,087
6,314 Sekisui House Ltd. (Japan) 148,827
64 Shimano, Inc. (Japan) 8,928
48,590 Sony Group Corp. (Japan) 972,868
20,822 Subaru Corp. (Japan) 333,643
16,552 Sumitomo Electric Industries
Ltd. (Japan) 318,068
10,744 Suzuki Motor Corp. (Japan) 113,496
87,428 Toyota Motor Corp. (Japan) 1,485,318
9,467 Yamaha Motor Co. Ltd. (Japan) 81,978
2,790 Zensho Holdings Co. Ltd.
(Japan) 167,584
7,128 ZOZO, Inc. (Japan) 223,686
6,560,004
Consumer Staples – 5.2%
6,886 Aeon Co. Ltd. (Japan) 164,785
2,752 Ajinomoto Co., Inc. (Japan) 115,112
11,229 Asahi Group Holdings Ltd.
(Japan) 121,834
11,494 Japan Tobacco, Inc. (Japan)
(a)
322,890
4,272 Kao Corp. (Japan) 185,290
4,270 Kikkoman Corp. (Japan) 46,671
11,314 Kirin Holdings Co. Ltd. (Japan) 157,410
9,718 MatsukiyoCocokara & Co.
(Japan) 135,820
4,019 MEIJI Holdings Co. Ltd. (Japan) 85,633
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
1,786 Nissin Foods Holdings Co. Ltd.
(Japan) $ 47,306
19,941 Seven & i Holdings Co. Ltd.
(Japan) 345,749
6,265 Shiseido Co. Ltd. (Japan) 119,118
1,564 Suntory Beverage & Food Ltd.
(Japan) 53,038
978 Unicharm Corp. (Japan) 25,338
3,242 Yakult Honsha Co. Ltd. (Japan) 65,947
1,991,941
Energy – 2.8%
86,966 ENEOS Holdings, Inc. (Japan) 468,343
56,885 Idemitsu Kosan Co. Ltd. (Japan) 378,653
16,408 Inpex Corp. (Japan) 215,663
1,062,659
Financials – 18.1%
2,648 Chiba Bank Ltd. (The) (Japan) 22,048
13,336 Concordia Financial Group Ltd.
(Japan)
(a)
79,713
11,723 Dai-ichi Life Holdings, Inc.
(Japan) 316,209
21,536 Daiwa Securities Group, Inc.
(Japan) 144,185
19,252 Japan Exchange Group, Inc.
(Japan) 231,188
8,689 Japan Post Bank Co. Ltd. (Japan) 81,923
20,244 Japan Post Holdings Co. Ltd.
(Japan) 202,123
14,094 Japan Post Insurance Co. Ltd.
(Japan) 294,577
18,789 Mitsubishi HC Capital, Inc.
(Japan) 126,357
106,918 Mitsubishi UFJ Financial Group,
Inc. (Japan) 1,275,740
27,044 Mizuho Financial Group, Inc.
(Japan) 681,390
18,564 MS&AD Insurance Group
Holdings, Inc. (Japan) 412,973
42,015 Nomura Holdings, Inc. (Japan) 252,171
11,057 ORIX Corp. (Japan) 247,887
13,785 Resona Holdings, Inc. (Japan) 114,734
2,954 SBI Holdings, Inc. (Japan) 74,349
3,420 Shizuoka Financial Group, Inc.
(Japan) 30,332
16,768 Sompo Holdings, Inc. (Japan) 440,567
35,747 Sumitomo Mitsui Financial
Group, Inc. (Japan) 877,341
6,146 Sumitomo Mitsui Trust Group,
Inc. (Japan) 153,297
7,731 T&D Holdings, Inc. (Japan) 145,833
19,869 Tokio Marine Holdings, Inc.
(Japan) 736,100
6,941,037
Health Care – 6.9%
11,502 Astellas Pharma, Inc. (Japan) 119,588
6,162 Chugai Pharmaceutical Co. Ltd.
(Japan) 270,712
14,647 Daiichi Sankyo Co. Ltd. (Japan) 463,153

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,988 Eisai Co. Ltd. (Japan) $ 92,912
3,208 Hoya Corp. (Japan) 411,400
500 Kyowa Kirin Co. Ltd. (Japan) 8,277
11,701 Olympus Corp. (Japan) 183,869
6,234 Ono Pharmaceutical Co. Ltd.
(Japan) 71,893
5,976 Otsuka Holdings Co. Ltd. (Japan) 345,584
4,003 Shionogi & Co. Ltd. (Japan) 56,479
5,769 Sysmex Corp. (Japan) 121,538
13,504 Takeda Pharmaceutical Co. Ltd.
(Japan) 367,126
6,878 Terumo Corp. (Japan) 139,726
2,652,257
Industrials – 21.4%
607 AGC, Inc. (Japan) 18,956
7,245 ANA Holdings, Inc. (Japan) 139,367
5,729 Central Japan Railway Co.
(Japan) 117,758
1,972 Dai Nippon Printing Co. Ltd.
(Japan) 30,003
1,596 Daifuku Co. Ltd. (Japan) 33,124
1,401 Daikin Industries Ltd. (Japan) 168,799
4,072 East Japan Railway Co. (Japan) 79,171
4,187 FANUC Corp. (Japan) 108,366
1,328 Fuji Electric Co. Ltd. (Japan) 74,480
2,200 Fujikura Ltd. (Japan) 77,960
4,538 Hankyu Hanshin Holdings, Inc.
(Japan) 124,067
357 Hikari Tsushin, Inc. (Japan) 77,920
4,425 Hitachi Construction Machinery
Co. Ltd. (Japan) 99,528
45,860 Hitachi Ltd. (Japan) 1,145,393
523 Hoshizaki Corp. (Japan) 21,086
12,278 ITOCHU Corp. (Japan) 603,661
11,046 Japan Airlines Co. Ltd. (Japan) 183,542
3,463 Kajima Corp. (Japan) 63,018
4,961 Kawasaki Kisen Kaisha Ltd.
(Japan) 65,817
6,575 Komatsu Ltd. (Japan) 176,256
3,597 Kubota Corp. (Japan) 44,859
2,365 Makita Corp. (Japan) 73,760
14,863 Marubeni Corp. (Japan) 223,066
3,304 MINEBEA MITSUMI, Inc.
(Japan) 53,877
35,442 Mitsubishi Corp. (Japan) 595,990
16,901 Mitsubishi Electric Corp. (Japan) 286,626
31,120 Mitsubishi Heavy Industries Ltd.
(Japan) 455,346
25,166 Mitsui & Co. Ltd. (Japan) 525,489
1,213 Mitsui OSK Lines Ltd. (Japan) 41,425
10,478 MonotaRO Co. Ltd. (Japan) 186,174
1,856 NIDEC Corp. (Japan) 34,047
2,568 Nippon Yusen KK (Japan) 82,006
3,823 Obayashi Corp. (Japan) 54,347
14,135 Recruit Holdings Co. Ltd.
(Japan) 977,408
2,434 Secom Co. Ltd. (Japan) 84,647
1,100 SG Holdings Co. Ltd. (Japan) 10,774
327 SMC Corp. (Japan) 138,347
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
14,205 Sumitomo Corp. (Japan) $ 303,423
643 Taisei Corp. (Japan) 27,876
6,480 Tokyu Corp. (Japan)
(a)
75,507
1,776 TOPPAN Holdings, Inc. (Japan) 47,384
970 TOTO Ltd. (Japan) 26,035
778 Toyota Industries Corp. (Japan) 57,760
17,355 Toyota Tsusho Corp. (Japan) 294,787
2,448 West Japan Railway Co. (Japan) 45,892
2,771 Yaskawa Electric Corp. (Japan) 72,308
8,227,432
Information Technology – 15.1%
8,173 Advantest Corp. (Japan) 448,417
13,944 Brother Industries Ltd. (Japan) 244,648
10,729 Canon, Inc. (Japan) 347,763
1,042 Disco Corp. (Japan) 281,687
7,856 FUJIFILM Holdings Corp.
(Japan) 176,490
16,390 Fujitsu Ltd. (Japan) 312,772
1,470 Keyence Corp. (Japan) 633,475
1,000 Kokusai Electric Corp. (Japan) 16,513
6,968 Kyocera Corp. (Japan) 68,365
948 Lasertec Corp. (Japan) 103,773
12,386 Murata Manufacturing Co. Ltd.
(Japan) 207,004
4,306 NEC Corp. (Japan) 365,416
2,493 Nomura Research Institute Ltd.
(Japan) 76,042
3,514 NTT Data Group Corp. (Japan) 67,807
835 Obic Co. Ltd. (Japan) 27,271
501 Oracle Corp. Japan (Japan) 51,106
4,068 Otsuka Corp. (Japan) 101,087
13,883 Renesas Electronics Corp.
(Japan) 181,505
39,752 Ricoh Co. Ltd. (Japan)
(a)
450,497
1,187 SCREEN Holdings Co. Ltd.
(Japan) 74,310
3,747 SCSK Corp. (Japan) 75,546
9,106 Seiko Epson Corp. (Japan) 161,250
3,130 Shimadzu Corp. (Japan) 87,803
20,560 TDK Corp. (Japan) 264,076
2,197 TIS, Inc. (Japan) 53,599
4,202 Tokyo Electron Ltd. (Japan) 652,186
2,659 Trend Micro, Inc. (Japan)
(a)
145,693
5,196 Yokogawa Electric Corp. (Japan) 115,313
5,791,414
Materials – 4.4%
26,106 Asahi Kasei Corp. (Japan) 185,646
14,961 JFE Holdings, Inc. (Japan) 170,246
58,574 Mitsubishi Chemical Group
Corp. (Japan) 306,121
4,633 Mitsui Chemicals, Inc. (Japan) 107,014
2,168 Nippon Sanso Holdings Corp.
(Japan) 63,040
11,236 Nippon Steel Corp. (Japan) 228,857
6,575 Nitto Denko Corp. (Japan) 104,545
13,504 Shin-Etsu Chemical Co. Ltd.
(Japan) 499,392

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
5,821 Toray Industries, Inc. (Japan) $ 36,987
1,701,848
Real Estate – 1.2%
560 Daito Trust Construction Co.
Ltd. (Japan) 62,363
2,323 Daiwa House Industry Co. Ltd.
(Japan) 72,775
5,339 Hulic Co. Ltd. (Japan)
(a)
47,956
16 Japan Real Estate Investment
Corp. REIT (Japan) 59,020
3,497 Mitsubishi Estate Co. Ltd.
(Japan) 49,352
11,972 Mitsui Fudosan Co. Ltd. (Japan) 99,963
67 Nippon Building Fund, Inc. REIT
(Japan) 55,988
298 Sumitomo Realty &
Development Co. Ltd. (Japan) 9,203
456,620
Utilities – 2.0%
1,293 Chubu Electric Power Co., Inc.
(Japan) 13,629
22,828 Kansai Electric Power Co., Inc.
(The) (Japan) 292,674
4,657 Osaka Gas Co. Ltd. (Japan) 101,832
11,303 Tokyo Gas Co. Ltd. (Japan) 339,425
747,560
TOTAL COMMON STOCKS
(Cost $33,552,254)
38,099,830
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
80,771 4.511% $ 80,771
(Cost $80,771)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $33,633,025)
38,180,601
a
Securities Lending Reinvestment Vehicle – 1.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
497,735 4.541% 497,735
(Cost $497,735)
TOTAL INVESTMENTS – 100.8%
(Cost $34,130,760)
$ 38,678,336
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(306,682)
NET ASSETS – 100.0%
$ 38,371,654
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MINI TPX IDX FUT Dec24 15 12/12/24 $ 267,570 $ (3,859)

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 7.2%
1,450,690 Alphabet, Inc., Class A $ 245,094,075
2,018,423 AT&T, Inc. 46,746,676
42,666 Charter Communications, Inc.,
Class A* 16,936,909
904,120 Comcast Corp., Class A 39,048,943
196,022 Electronic Arts, Inc. 32,082,921
35,832 Live Nation Entertainment, Inc.* 4,953,774
599,115 Meta Platforms, Inc., Class A 344,083,727
63,746 Netflix, Inc.* 56,530,590
218,438 Omnicom Group, Inc. 22,896,671
1,088,266 Pinterest, Inc., Class A* 32,996,225
31,839 Take-Two Interactive Software,
Inc.* 5,997,831
152,553 T-Mobile US, Inc. 37,671,438
806,026 Verizon Communications, Inc. 35,739,193
222,376 Walt Disney Co. (The) 26,122,509
3,369,181 Warner Bros Discovery, Inc.* 35,309,017
982,210,499
Consumer Discretionary – 11.4%
2,214,796 Amazon.com, Inc.* 460,433,940
9,283 AutoZone, Inc.* 29,422,840
303,217 Best Buy Co., Inc. 27,289,530
13,360 Booking Holdings, Inc. 69,498,453
26,696 Burlington Stores, Inc.* 7,525,068
1,045,544 Carnival Corp.* 26,588,184
32,379 Carvana Co.* 8,432,139
165,138 Chipotle Mexican Grill, Inc.* 10,159,290
111,546 D.R. Horton, Inc. 18,826,734
69,243 Darden Restaurants, Inc. 12,205,464
198,782 Deckers Outdoor Corp.* 38,953,321
64,994 Domino's Pizza, Inc. 30,949,493
54,675 DoorDash, Inc., Class A* 9,867,744
223,810 eBay, Inc. 14,164,935
135,229 Expedia Group, Inc.* 24,965,978
2,067,647 Ford Motor Co. 23,012,911
34,919 Garmin Ltd. 7,423,779
68,194 General Motors Co. 3,790,904
45,013 Genuine Parts Co. 5,704,497
100,504 Hilton Worldwide Holdings, Inc. 25,471,734
264,887 Home Depot, Inc. (The) 113,670,958
49,453 Las Vegas Sands Corp. 2,623,976
219,425 Lennar Corp., Class A 38,265,526
203,871 Lowe’s Cos., Inc. 55,540,577
47,558 Marriott International, Inc.,
Class A 13,748,542
75,464 McDonald's Corp. 22,338,099
331,620 NIKE, Inc., Class B 26,121,707
1,564 NVR, Inc.* 14,444,447
30,799 O'Reilly Automotive, Inc.* 38,289,933
15,426 Pool Corp. 5,816,990
269,276 PulteGroup, Inc. 36,424,964
67,692 Ross Stores, Inc. 10,483,460
76,045 Royal Caribbean Cruises Ltd. 18,559,543
349,529 Tesla, Inc.* 120,643,430
431,640 TJX Cos., Inc. (The) 54,252,832
62,084 Toll Brothers, Inc. 10,254,414
85,188 Tractor Supply Co. 24,165,280
92,226 Ulta Beauty, Inc.* 35,658,261
177,271 Williams-Sonoma, Inc. 30,494,157
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
274,870 Yum! Brands, Inc. $ 38,190,438
1,564,674,472
Consumer Staples – 6.9%
431,466 Altria Group, Inc. 24,912,847
466,398 Archer-Daniels-Midland Co. 25,465,331
267,012 Bunge Global SA 23,961,657
156,632 Church & Dwight Co., Inc. 17,249,882
139,543 Clorox Co. (The) 23,327,403
711,998 Coca-Cola Co. (The) 45,624,832
571,246 Colgate-Palmolive Co. 55,199,501
819,010 Conagra Brands, Inc. 22,563,726
47,766 Constellation Brands, Inc., Class
A 11,509,218
122,792 Costco Wholesale Corp. 119,339,089
183,331 Dollar General Corp. 14,165,986
181,562 Dollar Tree, Inc.* 12,939,924
226,827 Estee Lauder Cos., Inc. (The),
Class A 16,358,763
136,848 General Mills, Inc. 9,067,549
38,926 Hershey Co. (The) 6,856,036
100,467 Kellanova 8,166,962
111,843 Kenvue, Inc. 2,693,179
345,899 Keurig Dr Pepper, Inc. 11,293,602
144,939 Kimberly-Clark Corp. 20,197,250
364,617 Kraft Heinz Co. (The) 11,656,806
877,765 Kroger Co. (The) 53,613,886
195,638 Mondelez International, Inc.,
Class A 12,706,688
220,423 Monster Beverage Corp.* 12,151,920
294,600 PepsiCo, Inc. 48,152,370
317,981 Philip Morris International, Inc. 42,310,552
472,200 Procter & Gamble Co. (The) 84,646,572
417,994 Sysco Corp. 32,231,517
209,086 Target Corp. 27,664,169
127,360 Tyson Foods, Inc., Class A 8,214,720
1,466,034 Walmart, Inc. 135,608,145
939,850,082
Energy – 2.7%
29,118 Cheniere Energy, Inc. 6,522,723
165,358 Chevron Corp. 26,776,421
229,435 ConocoPhillips 24,856,988
199,499 Coterra Energy, Inc. 5,330,613
170,825 Devon Energy Corp. 6,482,809
17,869 Diamondback Energy, Inc. 3,173,356
82,763 EOG Resources, Inc. 11,028,997
815,193 Exxon Mobil Corp. 96,160,166
272,074 Halliburton Co. 8,668,278
1,280,280 Kinder Morgan, Inc. 36,193,515
160,831 Marathon Petroleum Corp. 25,113,761
139,160 Occidental Petroleum Corp. 7,038,713
213,354 ONEOK, Inc. 24,237,014
105,490 Phillips 66 14,133,550
83,504 Schlumberger NV 3,669,166
86,447 Targa Resources Corp. 17,661,122
170,584 Valero Energy Corp. 23,724,823
545,455 Williams Cos., Inc. (The) 31,920,027
372,692,042

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – 14.9%
144,259 Aflac, Inc. $ 16,445,526
72,910 Allstate Corp. (The) 15,120,805
140,437 American Express Co. 42,788,345
288,261 American International Group,
Inc. 22,161,506
94,368 Ameriprise Financial, Inc. 54,164,401
41,294 Aon PLC, Class A 16,168,253
239,732 Apollo Global Management, Inc. 41,960,292
190,607 Arch Capital Group Ltd. 19,197,937
62,198 Ares Management Corp., Class A 10,992,253
68,205 Arthur J Gallagher & Co. 21,296,329
1,173,447 Bank of America Corp. 55,750,467
649,199 Bank of New York Mellon Corp.
(The) 53,149,922
324,247 Berkshire Hathaway, Inc., Class
B* 156,617,786
21,565 Blackrock, Inc. 22,056,682
66,855 Blackstone, Inc. 12,775,322
206,703 Brown & Brown, Inc. 23,378,109
255,556 Capital One Financial Corp. 49,069,308
70,676 Cboe Global Markets, Inc. 15,255,415
57,094 Charles Schwab Corp. (The) 4,725,099
98,128 Chubb Ltd. 28,332,497
121,097 Cincinnati Financial Corp. 19,354,934
542,029 Citigroup, Inc. 38,413,595
256,978 Citizens Financial Group, Inc. 12,370,921
65,403 CME Group, Inc. 15,565,914
25,044 Coinbase Global, Inc., Class A* 7,418,033
28,745 Corpay, Inc.* 10,957,019
200,135 Discover Financial Services 36,510,628
37,062 Everest Group Ltd. 14,363,749
31,945 FactSet Research Systems, Inc. 15,674,453
84,440 Fidelity National Financial, Inc. 5,352,652
94,837 Fidelity National Information
Services, Inc. 8,089,596
150,528 Fifth Third Bancorp 7,234,376
5,965 First Citizens BancShares, Inc.,
Class A 13,689,675
168,374 Fiserv, Inc.* 37,203,919
88,654 Global Payments, Inc. 10,546,280
261,868 Hartford Financial Services
Group, Inc. (The) 32,290,943
377,344 Huntington Bancshares, Inc. 6,795,965
38,935 Interactive Brokers Group, Inc.,
Class A 7,440,089
184,219 Intercontinental Exchange, Inc. 29,651,890
109,059 Jack Henry & Associates, Inc. 19,214,015
626,405 JPMorgan Chase & Co. 156,425,857
167,180 KeyCorp 3,256,666
130,387 KKR & Co., Inc. 21,236,131
326,833 Loews Corp. 28,346,226
49,675 LPL Financial Holdings, Inc. 16,151,826
42,945 M&T Bank Corp. 9,447,471
8,625 Markel Group, Inc.* 15,377,685
172,421 Marsh & McLennan Cos., Inc. 40,213,750
219,230 Mastercard, Inc., Class A 116,836,436
136,915 MetLife, Inc. 12,080,010
93,442 Moody's Corp. 46,719,131
243,626 Morgan Stanley 32,063,618
144,839 Nasdaq, Inc. 12,020,189
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
240,425 Northern Trust Corp. $ 26,725,643
150,605 PayPal Holdings, Inc.* 13,067,996
60,151 PNC Financial Services Group,
Inc. (The) 12,915,623
249,485 Principal Financial Group, Inc. 21,727,649
107,213 Progressive Corp. (The) 28,827,431
163,402 Prudential Financial, Inc. 21,145,853
107,518 Raymond James Financial, Inc. 18,200,647
271,227 Regions Financial Corp. 7,393,648
42,498 S&P Global, Inc. 22,205,630
353,346 State Street Corp. 34,808,114
837,675 Synchrony Financial 56,559,816
134,886 T. Rowe Price Group, Inc. 16,704,282
20,663 Tradeweb Markets, Inc., Class A 2,799,837
75,410 Travelers Cos., Inc. (The) 20,062,076
59,573 Truist Financial Corp. 2,840,441
169,953 US Bancorp 9,056,795
355,428 Visa, Inc., Class A 111,988,254
142,346 W R Berkley Corp. 9,188,434
596,814 Wells Fargo & Co. 45,459,322
35,959 Willis Towers Watson PLC 11,578,798
2,032,976,185
Health Care – 9.7%
247,356 Abbott Laboratories 29,378,472
386,846 AbbVie, Inc. 70,765,739
53,154 Agilent Technologies, Inc. 7,333,657
38,992 Align Technology, Inc.* 9,076,168
44,376 Alnylam Pharmaceuticals, Inc.* 11,230,234
78,254 Amgen, Inc. 22,135,709
444,646 Avantor, Inc.* 9,364,245
41,539 Becton Dickinson & Co. 9,217,504
98,747 Biogen, Inc.* 15,861,731
368,776 Boston Scientific Corp.* 33,433,232
505,835 Bristol-Myers Squibb Co. 29,955,549
131,070 Cardinal Health, Inc. 16,021,997
128,764 Cencora, Inc. 32,390,584
220,599 Centene Corp.* 13,235,940
108,503 Cigna Group (The) 36,652,313
69,002 Cooper Cos., Inc. (The)* 7,207,949
444,395 CVS Health Corp. 26,597,041
87,728 Danaher Corp. 21,027,524
36,385 Dexcom, Inc.* 2,837,666
141,304 Edwards Lifesciences Corp.* 10,082,040
28,525 Elevance Health, Inc. 11,608,534
203,905 Eli Lilly & Co. 162,175,842
35,395 GE HealthCare Technologies,
Inc. 2,945,572
257,761 Gilead Sciences, Inc. 23,863,513
45,538 HCA Healthcare, Inc. 14,900,944
288,910 Hologic, Inc.* 22,968,345
9,954 Humana, Inc. 2,950,167
92,362 IDEXX Laboratories, Inc.* 38,953,673
60,409 Illumina, Inc.* 8,707,957
58,146 Insulet Corp.* 15,512,190
49,381 Intuitive Surgical, Inc.* 26,764,502
60,534 IQVIA Holdings, Inc.* 12,157,649
535,305 Johnson & Johnson 82,977,628
59,412 Labcorp Holdings, Inc. 14,327,798
40,991 McKesson Corp. 25,762,844

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
129,602 Medtronic PLC $ 11,215,757
539,566 Merck & Co., Inc. 54,841,488
27,636 Mettler-Toledo International,
Inc.* 34,578,163
90,612 Pfizer, Inc. 2,374,941
140,116 Quest Diagnostics, Inc. 22,791,269
32,236 Regeneron Pharmaceuticals,
Inc.* 24,184,092
12,435 ResMed, Inc. 3,096,564
34,189 Revvity, Inc. 3,970,710
48,994 STERIS PLC 10,732,626
54,364 Stryker Corp. 21,318,843
57,682 Thermo Fisher Scientific, Inc. 30,550,118
184,267 UnitedHealth Group, Inc. 112,439,723
54,977 Vertex Pharmaceuticals, Inc.* 25,736,383
3,422,442 Viatris, Inc. 44,799,766
30,595 Waters Corp.* 11,770,508
130,555 Zimmer Biomet Holdings, Inc. 14,635,215
86,548 Zoetis, Inc. 15,167,537
1,324,586,155
Industrials – 9.9%
94,021 3M Co. 12,554,624
66,656 AMETEK, Inc. 12,956,593
52,398 Automatic Data Processing, Inc. 16,082,518
20,065 Axon Enterprise, Inc.* 12,981,252
38,449 Booz Allen Hamilton Holding
Corp. 5,697,373
91,258 Broadridge Financial Solutions,
Inc. 21,538,713
321,211 Builders FirstSource, Inc.* 59,896,215
30,458 Carlisle Cos., Inc. 13,910,169
99,798 Carrier Global Corp. 7,721,371
79,632 Caterpillar, Inc. 32,339,352
226,371 Cintas Corp. 51,112,308
147,340 Copart, Inc.* 9,339,883
239,614 CSX Corp. 8,757,892
32,288 Cummins, Inc. 12,109,292
21,056 Deere & Co. 9,809,990
292,148 Delta Air Lines, Inc. 18,644,885
72,424 Dover Corp. 14,912,102
51,691 Eaton Corp. PLC 19,405,835
43,833 EMCOR Group, Inc. 22,360,090
15,076 Equifax, Inc. 3,943,279
113,043 Expeditors International of
Washington, Inc. 13,750,551
580,867 Fastenal Co. 48,537,247
43,663 FedEx Corp. 13,215,480
55,382 Ferguson Enterprises, Inc. 11,958,635
173,292 Fortive Corp. 13,747,254
34,384 GE Vernova, Inc.* 11,488,382
62,971 General Dynamics Corp. 17,884,394
214,344 General Electric Co. 39,044,903
232,241 Graco, Inc. 21,152,510
89,184 Honeywell International, Inc. 20,773,629
146,826 Howmet Aerospace, Inc. 17,381,262
23,053 Hubbell, Inc. 10,606,455
88,675 IDEX Corp. 20,451,115
110,316 Illinois Tool Works, Inc. 30,614,896
142,330 Ingersoll Rand, Inc. 14,826,516
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
63,951 Jacobs Solutions, Inc. $ 9,031,800
95,796 Johnson Controls International
PLC 8,033,453
40,374 L3Harris Technologies, Inc. 9,942,097
180,958 Leidos Holdings, Inc. 29,930,453
42,446 Lennox International, Inc. 28,317,000
33,178 Lockheed Martin Corp. 17,564,765
327,866 Masco Corp. 26,412,885
61,438 Nordson Corp. 16,034,704
10,036 Northrop Grumman Corp. 4,914,127
12,729 Old Dominion Freight Line, Inc. 2,865,807
226,325 Otis Worldwide Corp. 23,306,948
96,331 Owens Corning 19,807,580
88,361 PACCAR, Inc. 10,338,237
27,502 Parker-Hannifin Corp. 19,331,156
63,192 Paychex, Inc. 9,243,094
30,594 Pentair PLC 3,334,440
37,848 Quanta Services, Inc. 13,039,393
137,652 Republic Services, Inc. 30,049,432
359,216 Rollins, Inc. 18,079,341
227,648 RTX Corp. 27,734,356
37,705 Snap-on, Inc. 13,939,161
450,025 SS&C Technologies Holdings,
Inc. 34,804,933
164,154 Stanley Black & Decker, Inc. 14,683,575
269,741 Textron, Inc. 23,097,922
50,873 Trane Technologies PLC 21,174,360
12,918 TransDigm Group, Inc. 16,185,866
71,016 TransUnion 7,208,124
251,365 Uber Technologies, Inc.* 18,088,225
23,940 Union Pacific Corp. 5,857,160
4,996 United Rentals, Inc. 4,326,536
173,507 Veralto Corp. 18,771,722
42,679 Verisk Analytics, Inc. 12,556,589
143,298 Vertiv Holdings Co., Class A 18,284,825
50,137 W.W. Grainger, Inc. 60,432,132
82,890 Waste Management, Inc. 18,917,156
17,256 Watsco, Inc.
(a)
9,518,410
162,700 Westinghouse Air Brake
Technologies Corp. 32,640,874
95,262 Xylem, Inc. 12,074,459
1,341,380,062
Information Technology – 31.3%
170,162 Accenture PLC, Class A (Ireland) 61,661,604
123,357 Adobe, Inc.* 63,643,577
222,040 Advanced Micro Devices, Inc.* 30,458,337
178,252 Akamai Technologies, Inc.* 16,759,253
413,950 Amphenol Corp., Class A 30,073,467
48,326 Analog Devices, Inc. 10,537,484
12,722 ANSYS, Inc.* 4,466,694
3,682,899 Apple, Inc. 874,062,420
249,038 Applied Materials, Inc. 43,509,429
79,686 AppLovin Corp., Class A* 26,834,260
58,663 Arista Networks, Inc.* 23,806,619
163,409 Atlassian Corp., Class A* 43,071,344
90,634 Autodesk, Inc.* 26,456,065
917,445 Broadcom, Inc. 148,699,486
104,038 Cadence Design Systems, Inc.* 31,919,899
77,664 CDW Corp. 13,663,428

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
738,173 Cisco Systems, Inc. $ 43,707,223
311,196 Cognizant Technology Solutions
Corp., Class A 25,048,166
230,673 Corning, Inc. 11,226,855
35,007 Crowdstrike Holdings, Inc.,
Class A* 12,111,372
82,555 Dell Technologies, Inc., Class C 10,533,192
28,807 Fair Isaac Corp.* 68,417,489
340,160 Fortinet, Inc.* 32,332,208
53,019 Gartner, Inc.* 27,460,131
546,637 Gen Digital, Inc. 16,863,751
157,950 GoDaddy, Inc., Class A* 31,206,181
28,749 Guidewire Software, Inc.* 5,832,885
1,737,687 Hewlett Packard Enterprise Co. 36,873,718
287,530 HP, Inc. 10,187,188
47,934 HubSpot, Inc.* 34,562,811
350,338 Intel Corp. 8,425,629
248,366 International Business Machines
Corp. 56,480,912
51,030 Intuit, Inc. 32,747,482
135,022 Jabil, Inc. 18,340,038
72,890 Keysight Technologies, Inc.* 12,452,528
33,875 KLA Corp. 21,918,141
454,470 Lam Research Corp. 33,576,244
138,587 Manhattan Associates, Inc.* 39,558,273
145,723 Microchip Technology, Inc. 9,933,937
95,089 Micron Technology, Inc. 9,313,968
1,804,949 Microsoft Corp. 764,323,704
60,926 MicroStrategy, Inc., Class A* 23,606,997
6,561 Monolithic Power Systems, Inc. 3,724,286
90,950 Motorola Solutions, Inc. 45,447,715
154,038 NetApp, Inc. 18,891,220
515,675 Nutanix, Inc., Class A* 33,663,264
5,959,831 NVIDIA Corp. 823,946,636
172,471 ON Semiconductor Corp.* 12,266,138
204,524 Oracle Corp. 37,804,216
61,707 Palantir Technologies, Inc., Class
A* 4,139,306
61,705 Palo Alto Networks, Inc.* 23,930,433
120,743 PTC, Inc.* 24,155,845
518,484 Pure Storage, Inc., Class A* 27,474,467
291,795 QUALCOMM, Inc. 46,258,261
59,829 Roper Technologies, Inc. 33,889,539
196,616 Salesforce, Inc. 64,881,314
70,303 Seagate Technology Holdings
PLC 7,123,803
42,454 ServiceNow, Inc.* 44,552,926
258,242 Skyworks Solutions, Inc. 22,619,417
88,097 Super Micro Computer, Inc.* 2,875,486
37,204 Synopsys, Inc.* 20,778,062
56,845 TE Connectivity PLC
(Switzerland) 8,590,416
36,781 Teledyne Technologies, Inc.* 17,848,348
86,992 Teradyne, Inc. 9,569,120
150,672 Texas Instruments, Inc. 30,289,592
150,827 Trimble, Inc.* 11,005,846
8,319 Tyler Technologies, Inc.* 5,234,065
274,180 VeriSign, Inc.* 51,321,012
83,572 Western Digital Corp.* 6,099,920
25,087 Workday, Inc., Class A* 6,271,499
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
6,713 Zebra Technologies Corp., Class
A* $ 2,732,191
296,433 Zoom Communications, Inc.,
Class A* 24,512,045
4,318,560,777
Materials – 2.1%
98,930 Avery Dennison Corp. 20,374,633
149,012 Celanese Corp. 10,909,168
176,874 CF Industries Holdings, Inc. 15,858,523
67,217 Corteva, Inc. 4,183,586
77,858 CRH PLC 7,962,538
209,236 Dow, Inc. 9,250,324
50,954 Ecolab, Inc. 12,675,827
45,761 International Flavors &
Fragrances, Inc. 4,180,725
216,610 International Paper Co. 12,743,166
68,451 Linde PLC 31,555,226
212,167 LyondellBasell Industries NV,
Class A 17,681,998
6,710 Martin Marietta Materials, Inc. 4,026,000
137,837 Nucor Corp. 21,322,005
67,481 Packaging Corp. of America 16,792,647
126,391 PPG Industries, Inc. 15,719,249
66,782 Reliance, Inc. 21,453,050
147,611 RPM International, Inc. 20,485,455
74,945 Sherwin-Williams Co. (The) 29,783,143
48,919 Steel Dynamics, Inc. 7,106,463
19,471 Vulcan Materials Co. 5,610,179
289,673,905
Real Estate – 1.4%
84,093 Alexandria Real Estate Equities,
Inc. REIT 9,269,571
12,156 American Tower Corp. REIT 2,540,604
56,167 AvalonBay Communities, Inc.
REIT 13,218,903
60,462 CBRE Group, Inc., Class A* 8,464,075
25,951 Digital Realty Trust, Inc. REIT 5,078,351
2,829 Equinix, Inc. REIT 2,776,607
152,459 Equity Residential REIT 11,687,507
28,598 Essex Property Trust, Inc. REIT 8,878,535
22,192 Extra Space Storage, Inc. REIT 3,793,944
292,698 Invitation Homes, Inc. REIT 10,024,906
144,640 Iron Mountain, Inc. REIT 17,887,629
108,122 Kimco Realty Corp. REIT 2,764,679
63,841 Mid-America Apartment
Communities, Inc. REIT 10,480,139
18,461 Public Storage REIT 6,425,351
124,454 Realty Income Corp. REIT 7,204,642
67,301 Simon Property Group, Inc.
REIT 12,356,464
80,290 Sun Communities, Inc. REIT 10,143,036
76,194 Ventas, Inc. REIT 4,881,750
432,449 VICI Properties, Inc. REIT 14,102,162
235,845 W.P. Carey, Inc. REIT 13,457,316
84,954 Welltower, Inc. REIT 11,738,944
165,530 Weyerhaeuser Co. REIT 5,339,998
192,515,113

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – 2.2%
192,266 Alliant Energy Corp. $ 12,151,211
29,437 Ameren Corp. 2,778,558
49,967 American Electric Power Co.,
Inc. 4,989,705
115,180 Atmos Energy Corp. 17,429,038
183,203 CenterPoint Energy, Inc. 5,976,082
148,779 CMS Energy Corp. 10,371,384
84,604 Consolidated Edison, Inc. 8,510,316
62,954 Constellation Energy Corp. 16,151,478
60,766 Dominion Energy, Inc. 3,570,003
46,053 DTE Energy Co. 5,792,546
123,393 Duke Energy Corp. 14,443,151
71,354 Edison International 6,261,313
58,366 Entergy Corp. 9,115,018
155,759 Evergy, Inc. 10,066,704
131,350 Exelon Corp. 5,196,206
234,896 FirstEnergy Corp. 9,994,825
157,941 NextEra Energy, Inc. 12,425,218
374,885 NiSource, Inc. 14,279,370
305,373 NRG Energy, Inc. 31,028,951
155,798 PG&E Corp. 3,369,911
399,375 PPL Corp. 13,950,169
170,172 Public Service Enterprise Group,
Inc. 16,047,220
74,657 Sempra 6,993,121
122,219 Southern Co. (The) 10,893,379
269,068 Vistra Corp. 43,007,829
64,919 WEC Energy Group, Inc. 6,560,065
301,352,771
TOTAL COMMON STOCKS
(Cost $8,211,069,128)
13,660,472,063
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
31,426,247 4.511% $ 31,426,247
(Cost $31,426,247)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $8,242,495,375)
13,691,898,310
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,229,190 4.541% 9,229,189
(Cost $0)
TOTAL INVESTMENTS – 100.0%
(Cost $8,242,495,375)
$ 13,701,127,499
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
6,238,889
NET ASSETS – 100.0%
$ 13,707,366,388
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 108 12/20/24 $ 32,678,100 $ 718,411

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.8%
Communication Services – 2.4%
50,944 Advantage Solutions, Inc.* $ 181,361
23,458 AMC Networks, Inc., Class A* 220,974
8,524 AST SpaceMobile, Inc.* 202,956
1,615 Atlanta Braves Holdings, Inc.,
Class A*
(a)
67,975
3,503 Atlanta Braves Holdings, Inc.,
Class C* 141,346
7,093 Bandwidth, Inc., Class A* 149,166
9,789 Boston Omaha Corp., Class A* 149,478
559 Cable One, Inc. 234,903
32,221 Cardlytics, Inc.* 131,140
32,668 Cargurus, Inc.* 1,235,504
25,390 Cars.com, Inc.* 504,499
12,233 Cinemark Holdings, Inc.* 422,283
3,262 Cogent Communications
Holdings, Inc. 268,104
8,561 EchoStar Corp., Class A* 216,508
23,616 EverQuote, Inc., Class A* 453,191
57,001 EW Scripps Co. (The), Class A* 114,002
121,673 Gannett Co., Inc.* 631,483
28,265 Getty Images Holdings, Inc.* 82,534
20,264 Gray Television, Inc. 86,527
16,605 Grindr, Inc. (Singapore)* 250,570
3,693 Ibotta, Inc., Class A*
(a)
270,106
14,031 IDT Corp., Class B 724,561
49,682 Innovid Corp. (Israel)* 151,033
12,399 John Wiley & Sons, Inc., Class A 646,980
13,056 Liberty Latin America Ltd., Class
A (Puerto Rico)* 90,870
28,920 Liberty Latin America Ltd., Class
C (Puerto Rico)* 199,837
64,041 LiveOne, Inc.* 64,041
41,537 Lumen Technologies, Inc.* 304,882
3,210 Madison Square Garden
Entertainment Corp.* 118,738
11,217 Magnite, Inc.* 188,333
16,012 Marcus Corp. (The) 362,512
18,026 MediaAlpha, Inc., Class A* 227,668
9,080 Playstudios, Inc.* 17,434
11,209 QuinStreet, Inc.* 255,341
13,888 Scholastic Corp. 366,365
15,653 Shutterstock, Inc. 495,887
2,702 Sphere Entertainment Co.* 111,187
8,119 Spok Holdings, Inc. 133,233
25,618 Stagwell, Inc.* 201,358
34,794 TEGNA, Inc. 653,083
10,889 Telephone and Data Systems,
Inc. 372,186
22,497 Thryv Holdings, Inc.* 355,903
80,581 TrueCar, Inc.* 343,275
28,861 Yelp, Inc.* 1,103,067
7,524 Ziff Davis, Inc.* 442,787
13,945,171
Consumer Discretionary – 11.6%
24,310 1-800-Flowers.com, Inc., Class
A* 197,640
12,862 Abercrombie & Fitch Co., Class
A* 1,925,313
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
10,669 Academy Sports & Outdoors,
Inc. $ 525,448
9,087 Accel Entertainment, Inc.* 105,046
8,769 Acushnet Holdings Corp. 641,102
17,883 Adient PLC* 343,890
9,384 Adtalem Global Education, Inc.* 857,791
7,624 A-Mark Precious Metals, Inc. 231,007
50,956 American Axle & Manufacturing
Holdings, Inc.* 336,819
43,942 American Eagle Outfitters, Inc. 845,444
13,855 American Public Education,
Inc.* 285,690
8,351 Arhaus, Inc. 82,925
3,188 Asbury Automotive Group, Inc.* 828,338
4,340 Beazer Homes USA, Inc.* 151,683
24,363 Beyond, Inc.* 153,243
4,446 BJ's Restaurants, Inc.* 170,904
9,898 Bloomin' Brands, Inc. 137,978
3,891 Boot Barn Holdings, Inc.* 533,612
7,998 Brinker International, Inc.* 1,057,895
13,989 Buckle, Inc. (The) 728,687
12,149 Build-A-Bear Workshop, Inc. 461,541
21,527 Caleres, Inc. 668,844
7,690 Carriage Services, Inc. 311,830
1,289 Cavco Industries, Inc.* 663,191
2,865 Century Communities, Inc. 258,881
6,834 Champion Homes, Inc.* 708,891
3,954 Cheesecake Factory, Inc. (The) 200,231
94,061 Chegg, Inc.* 198,469
6,568 Citi Trends, Inc.* 131,032
18,162 Cricut, Inc., Class A 94,261
24,226 Dana, Inc. 242,260
31,468 Denny’s Corp.* 206,430
28,694 Designer Brands, Inc., Class A 142,322
24,417 Despegar.com Corp.
(Argentina)* 436,820
37,244 Destination XL Group, Inc.* 89,758
4,905 Dine Brands Global, Inc. 176,188
4,360 Dorman Products, Inc.* 610,313
98 Dream Finders Homes, Inc.,
Class A* 3,260
19,380 El Pollo Loco Holdings, Inc.* 246,514
17,080 Ethan Allen Interiors, Inc. 524,868
18,022 Everi Holdings, Inc.* 242,756
57,856 EVgo, Inc.*
(a)
376,643
101,665 Figs, Inc., Class A* 527,641
15,391 Foot Locker, Inc.* 387,084
5,373 Fox Factory Holding Corp.* 174,515
19,878 Frontdoor, Inc.* 1,164,851
22,219 Funko, Inc., Class A* 261,073
9,575 Genesco, Inc.* 321,624
2,608 Gentherm, Inc.* 109,797
10,610 GigaCloud Technology, Inc.,
Class A (Hong Kong)*
(a)
262,067
13,533 G-III Apparel Group Ltd.* 400,983
3,465 Golden Entertainment, Inc. 116,909
33,232 Goodyear Tire & Rubber Co.
(The)* 356,912
114,013 GoPro, Inc., Class A* 140,236
792 Graham Holdings Co., Class B 737,447

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
7,426 Green Brick Partners, Inc.* $ 530,662
3,035 Group 1 Automotive, Inc. 1,292,303
20,431 Groupon, Inc.*
(a)
191,643
35,957 Hanesbrands, Inc.* 312,826
13,367 Haverty Furniture Cos., Inc. 315,595
3,158 Helen of Troy Ltd.* 231,576
10,307 Hilton Grand Vacations, Inc.* 436,914
2,321 Hovnanian Enterprises, Inc.,
Class A* 456,332
20,594 Inspired Entertainment, Inc.* 198,114
4,611 Installed Building Products, Inc. 1,054,720
10,646 International Game Technology
PLC 204,723
6,908 JAKKS Pacific, Inc.* 201,230
3,914 Johnson Outdoors, Inc., Class A 131,745
12,677 KB Home 1,048,895
14,105 Kontoor Brands, Inc. 1,294,557
19,640 Laureate Education, Inc.* 373,160
12,334 La-Z-Boy, Inc. 558,360
5,244 LCI Industries 633,528
49,496 Leslie's, Inc.* 113,841
865 LGI Homes, Inc.* 94,709
4,679 Life Time Group Holdings, Inc.* 113,559
11,708 Lifetime Brands, Inc. 68,960
24,736 Lincoln Educational Services
Corp.* 406,412
12,952 Lovesac Co. (The)* 488,549
8,115 Luminar Technologies, Inc.*
(a)
72,061
6,633 M/I Homes, Inc.* 1,094,644
5,353 Malibu Boats, Inc., Class A* 232,053
276 MarineMax, Inc.* 9,472
14,038 MasterCraft Boat Holdings, Inc.* 297,606
5,379 Meritage Homes Corp. 1,027,766
10,890 Modine Manufacturing Co.* 1,478,753
2,910 Monarch Casino & Resort, Inc. 244,469
6,851 Monro, Inc. 192,650
10,459 Movado Group, Inc. 212,841
2,227 Nathan's Famous, Inc. 194,862
23,732 National Vision Holdings, Inc.* 287,157
44,001 Nerdy, Inc.* 69,522
9,055 ODP Corp. (The)* 232,532
12,075 OneSpaWorld Holdings Ltd.
(Bahamas) 229,304
8,465 Oxford Industries, Inc. 704,034
6,197 Papa John's International, Inc. 308,797
7,144 Patrick Industries, Inc. 960,082
61,929 Peloton Interactive, Inc., Class
A* 640,346
43,240 Perdoceo Education Corp. 1,186,938
35,683 Petco Health & Wellness Co.,
Inc.* 152,366
6,570 Phinia, Inc. 368,446
22,759 PlayAGS, Inc.* 264,460
23,380 Potbelly Corp.* 243,152
5,506 RCI Hospitality Holdings, Inc. 288,845
92,072 RealReal, Inc. (The)* 541,383
5,604 Red Rock Resorts, Inc., Class A 280,704
11,657 Revelyst, Inc.* 220,317
24,232 Revolve Group, Inc.* 874,291
71,520 Rush Street Interactive, Inc.* 1,031,318
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
48,979 Sally Beauty Holdings, Inc.* $ 682,277
9,702 Savers Value Village, Inc.* 90,714
1,176 Shake Shack, Inc., Class A* 157,266
14,994 Shoe Carnival, Inc. 506,197
9,130 Signet Jewelers Ltd. 914,826
20,284 Sleep Number Corp.* 304,260
1,694 Smith & Wesson Brands, Inc. 23,005
29,804 Solid Power, Inc.* 34,573
1,786 Sonic Automotive, Inc., Class A 123,484
44,120 Sonos, Inc.* 600,473
9,909 Standard Motor Products, Inc. 325,808
21,001 Steven Madden Ltd. 957,226
84,558 Stitch Fix, Inc., Class A* 402,496
14,276 Stoneridge, Inc.* 97,933
2,923 Strategic Education, Inc. 288,822
14,982 Stride, Inc.* 1,601,126
3,891 Sturm Ruger & Co., Inc. 148,208
7,652 Superior Group of Cos., Inc. 129,548
11,328 Sweetgreen, Inc., Class A* 464,221
17,061 Target Hospitality Corp.* 141,094
17,266 Taylor Morrison Home Corp.* 1,275,439
19,318 Topgolf Callaway Brands Corp.* 162,658
20,747 Tri Pointe Homes, Inc.* 903,117
48,083 Udemy, Inc.* 382,741
3,493 United Parks & Resorts, Inc.* 204,830
13,804 Universal Technical Institute,
Inc.* 357,109
26,409 Upbound Group, Inc. 908,206
10,398 Urban Outfitters, Inc.* 506,695
22,598 Vera Bradley, Inc.* 132,198
18,087 Victoria's Secret & Co.* 702,499
3,859 Visteon Corp.* 360,315
18,793 Warby Parker, Inc., Class A* 423,594
1,815 Winmark Corp. 747,644
8,578 Winnebago Industries, Inc. 502,156
15,314 Wolverine World Wide, Inc. 355,132
6,728 Worthington Enterprises, Inc. 275,310
11,126 XPEL, Inc.* 483,981
12,105 Zumiez, Inc.* 267,157
63,735,319
Consumer Staples – 3.7%
6,746 Andersons, Inc. (The) 322,054
21,435 B&G Foods, Inc. 143,186
70,014 Beauty Health Co. (The)* 103,621
10,621 Cal-Maine Foods, Inc. 1,036,716
5,471 Central Garden & Pet Co.* 217,472
11,640 Central Garden & Pet Co., Class
A* 393,316
11,653 Chefs' Warehouse, Inc. (The)* 521,006
15,731 Dole PLC 237,066
9,908 Edgewell Personal Care Co. 362,435
8,582 Energizer Holdings, Inc. 327,060
9,831 Fresh Del Monte Produce, Inc. 331,796
25,820 Hain Celestial Group, Inc. (The)* 213,531
84,417 Herbalife Ltd.* 655,920
75,347 Honest Co., Inc. (The)* 624,627
9,580 Ingles Markets, Inc., Class A 707,962
5,543 Interparfums, Inc. 763,049
2,127 J & J Snack Foods Corp. 369,651

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
3,865 John B Sanfilippo & Son, Inc. $ 333,743
2,541 Lancaster Colony Corp. 472,220
30,961 Mama's Creations, Inc.* 302,489
10,132 Medifast, Inc.* 199,296
14,517 National Beverage Corp. 716,995
46,997 Nu Skin Enterprises, Inc., Class
A 343,078
46,016 Olaplex Holdings, Inc.* 88,811
4,115 PriceSmart, Inc. 369,280
38,237 Primo Brands Corp., Class A 1,090,519
8,623 Simply Good Foods Co. (The)* 343,109
24,678 SpartanNash Co. 468,389
23,777 Sprouts Farmers Market, Inc.* 3,673,071
6,265 TreeHouse Foods, Inc.* 215,140
8,736 Turning Point Brands, Inc. 540,758
33,776 United Natural Foods, Inc.* 838,658
3,178 Universal Corp. 181,527
9,461 USANA Health Sciences, Inc.* 364,532
7,971 Village Super Market, Inc.,
Class A 258,021
23,112 Vital Farms, Inc.* 767,318
3,221 WD-40 Co. 892,507
7,703 Weis Markets, Inc. 561,010
9,572 WK Kellogg Co. 199,098
20,550,037
Energy – 3.7%
18,501 Amplify Energy Corp.* 124,142
26,383 Archrock, Inc. 675,932
21,226 Ardmore Shipping Corp.
(Ireland) 236,882
4,615 Atlas Energy Solutions, Inc. 108,776
27,635 Berry Corp. 112,751
5,097 Bristow Group, Inc.* 194,807
5,618 Cactus, Inc., Class A 385,732
9,404 California Resources Corp. 556,341
20,145 ChampionX Corp. 623,488
24,102 CNX Resources Corp.* 976,613
7,831 CONSOL Energy, Inc. 1,023,512
4,791 CVR Energy, Inc. 92,706
9,827 Delek US Holdings, Inc. 187,204
24,088 DHT Holdings, Inc. 226,909
9,966 DMC Global, Inc.* 80,226
7,648 Dorian LPG Ltd. 187,147
30,641 Encore Energy Corp. (Canada)*
(a)
115,823
30,177 Evolution Petroleum Corp. 176,837
7,923 Expro Group Holdings NV* 110,050
5,196 FLEX LNG Ltd. (Norway)
(a)
125,431
11,817 Geospace Technologies Corp.* 126,915
10,773 Golar LNG Ltd. (Cameroon) 424,133
4,130 Gulfport Energy Corp.* 726,054
35,397 Helix Energy Solutions Group,
Inc.* 378,394
8,158 Helmerich & Payne, Inc. 282,512
7,654 Innovex International, Inc.* 124,531
8,929 International Seaways, Inc. 348,231
2,961 Kinetik Holdings, Inc. 174,758
8,442 Kodiak Gas Services, Inc. 341,394
43,037 Liberty Energy, Inc. 791,881
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
43,394 Magnolia Oil & Gas Corp.,
Class A $ 1,203,750
18,668 Murphy Oil Corp. 606,150
2,119 Nabors Industries Ltd.* 155,598
3,814 NACCO Industries, Inc., Class A 122,849
4,901 Natural Gas Services Group,
Inc.* 136,052
2,453 Newpark Resources, Inc.* 20,507
12,830 Noble Corp. PLC 429,420
11,631 Northern Oil & Gas, Inc. 505,832
12,009 Oceaneering International, Inc.* 360,030
26,614 Oil States International, Inc.* 146,377
10,062 Par Pacific Holdings, Inc.* 175,381
38,375 Patterson-UTI Energy, Inc. 322,350
14,866 PBF Energy, Inc., Class A 468,130
15,317 Peabody Energy Corp. 365,310
1,770 ProFrac Holding Corp., Class A* 16,054
32,869 ProPetro Holding Corp.* 276,100
3,230 REX American Resources Corp.* 139,891
44,663 RPC, Inc. 287,630
12,852 SandRidge Energy, Inc. 150,754
8,635 Scorpio Tankers, Inc. (Monaco) 437,449
6,131 Seadrill Ltd. (Norway)* 249,164
24,740 SFL Corp. Ltd. (Norway) 260,265
9,957 Sitio Royalties Corp., Class A 235,981
21,165 SM Energy Co. 956,446
13,914 Talos Energy, Inc.* 156,532
43,048 Teekay Corp. Ltd. (Bermuda)* 317,694
8,828 Teekay Tankers Ltd., Class A
(Canada) 355,327
63,532 TETRA Technologies, Inc.* 244,598
3,032 Tidewater, Inc.* 156,815
21,823 Ur-Energy, Inc.* 28,588
45,130 VAALCO Energy, Inc. 231,066
5,727 Valaris Ltd.* 264,530
1,452 Vitesse Energy, Inc. 40,772
40,011 W&T Offshore, Inc. 77,621
13,792 World Kinect Corp. 399,278
20,340,403
Financials – 20.5%
4,800 1st Source Corp. 311,472
441 ACNB Corp. 20,665
13,147 Amalgamated Financial Corp. 468,428
13,900 Ambac Financial Group, Inc.* 178,476
4,894 Amerant Bancorp, Inc. 121,714
12,181 American Coastal Insurance
Corp.* 167,245
14,297 Ameris Bancorp 1,004,793
7,544 AMERISAFE, Inc. 445,247
3,806 Ames National Corp. 64,664
22,829 Apollo Commercial Real Estate
Finance, Inc. REIT 211,168
35,505 Arbor Realty Trust, Inc. REIT 520,858
6,768 Ares Commercial Real Estate
Corp. REIT 48,865
6,885 Arrow Financial Corp. 227,067
22,165 Artisan Partners Asset
Management, Inc., Class A 1,081,430
23,269 Associated Banc-Corp. 621,050

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
16,038 Atlantic Union Bankshares Corp. $ 680,492
1,122 Atlanticus Holdings Corp.* 65,368
16,180 Axos Financial, Inc.* 1,340,513
5,314 Baldwin Insurance Group, Inc.
(The), Class A* 260,173
5,061 BancFirst Corp. 639,103
12,419 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 423,115
16,557 Bancorp, Inc. (The)* 967,426
1,764 Bank First Corp. 188,519
6,773 Bank of Hawaii Corp. 534,932
22,962 Bank of NT Butterfield & Son
Ltd. (The) (Bermuda) 870,949
15,852 BankUnited, Inc. 666,894
5,306 Bankwell Financial Group, Inc. 175,894
5,609 Banner Corp. 418,375
12,029 BCB Bancorp, Inc. 159,625
8,142 Berkshire Hills Bancorp, Inc. 248,168
48,640 BGC Group, Inc., Class A 473,754
16,855 Blackstone Mortgage Trust, Inc.,
Class A REIT 323,953
13,906 Bread Financial Holdings, Inc. 818,090
8,215 Brightsphere Investment Group,
Inc. 256,144
5,480 BrightSpire Capital, Inc. REIT 34,743
23,267 Brookline Bancorp, Inc. 292,932
7,484 Burford Capital Ltd. 102,007
7,704 Byline Bancorp, Inc. 242,060
23,172 Cadence Bank 884,939
6,774 Camden National Corp. 319,123
5,971 Cannae Holdings, Inc. 129,571
7,020 Capital City Bank Group, Inc. 276,307
3,355 Cass Information Systems, Inc. 150,539
13,752 Cathay General Bancorp 715,242
13,323 Central Pacific Financial Corp. 425,270
2,956 Chemung Financial Corp. 154,687
15,090 Chimera Investment Corp. REIT 223,936
3,399 ChoiceOne Financial Services,
Inc. 127,395
5,114 City Holding Co. 671,570
10,542 Civista Bancshares, Inc. 241,201
7,191 CNB Financial Corp. 200,701
32,390 CNO Financial Group, Inc. 1,292,361
9,266 Cohen & Steers, Inc. 969,780
6,743 Columbia Financial, Inc.* 122,925
6,501 Community Financial System,
Inc. 450,064
4,535 Community Trust Bancorp, Inc. 267,474
3,954 Community West Bancshares 86,672
1,387 Compass Diversified Holdings 32,872
10,543 ConnectOne Bancorp, Inc. 289,932
6,122 Consumer Portfolio Services,
Inc.* 63,424
14,378 Customers Bancorp, Inc.* 811,638
14,687 CVB Financial Corp. 343,970
7,048 Dave, Inc.* 695,497
2,453 Diamond Hill Investment Group,
Inc. 405,604
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
8,469 Dime Community Bancshares,
Inc. $ 303,868
10,660 Donnelley Financial Solutions,
Inc.* 642,265
8,456 Dynex Capital, Inc. REIT 106,123
5,791 Eagle Bancorp, Inc. 170,024
12,895 Eastern Bankshares, Inc. 240,363
19,012 Ellington Financial, Inc. REIT 234,988
6,385 Employers Holdings, Inc. 340,704
11,914 Enact Holdings, Inc. 419,492
14,079 Enova International, Inc.* 1,485,475
2,723 Enstar Group Ltd.* 884,158
5,490 Enterprise Financial Services
Corp. 332,639
4,878 Esquire Financial Holdings, Inc. 378,972
21,748 Essent Group Ltd. 1,256,599
9,715 EVERTEC, Inc. (Puerto Rico) 349,740
3,518 F&G Annuities & Life, Inc. 170,025
682 Farmers & Merchants Bancorp,
Inc. 22,861
11,901 Farmers National Banc Corp. 186,251
8,601 FB Financial Corp. 485,526
5,167 Federal Agricultural Mortgage
Corp., Class C 1,102,999
2,203 Fidelity D&D Bancorp, Inc.
(a)
118,301
10,220 Financial Institutions, Inc. 277,575
7,748 First Bancorp 366,480
6,008 First Bancorp, Inc. (The) 171,649
54,859 First BanCorp. (Puerto Rico) 1,134,484
4,231 First Bancshares, Inc. (The) 157,139
11,799 First Busey Corp. 314,915
7,176 First Business Financial Services,
Inc. 359,661
21,056 First Commonwealth Financial
Corp. 396,484
16,576 First Financial Bancorp 489,489
20,777 First Financial Bankshares, Inc. 865,985
4,135 First Financial Corp. 201,953
7,628 First Internet Bancorp 319,842
8,353 First Interstate BancSystem, Inc.,
Class A 292,104
11,496 First Merchants Corp. 502,950
7,292 First Mid Bancshares, Inc. 306,337
12,901 First of Long Island Corp. (The) 186,677
5,520 FirstCash Holdings, Inc. 600,907
12,911 Flushing Financial Corp. 229,041
17,841 Franklin BSP Realty Trust, Inc.
REIT 233,360
3,116 FS Bancorp, Inc. 148,633
37,388 Fulton Financial Corp. 806,833
2,350 FVCBankcorp, Inc.* 33,793
85,591 Genworth Financial, Inc., Class
A* 667,610
7,468 German American Bancorp, Inc. 335,911
11,862 Glacier Bancorp, Inc. 686,691
8,404 Goosehead Insurance, Inc., Class
A* 1,059,912
5,172 Great Southern Bancorp, Inc. 331,370
9,479 Green Dot Corp., Class A* 97,349
6,367 Greene County Bancorp, Inc. 193,684

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
6,606 HA Sustainable Infrastructure
Capital, Inc. REIT $ 207,164
13,981 Hamilton Insurance Group Ltd.,
Class B (Bermuda)* 266,757
9,666 Hamilton Lane, Inc., Class A 1,859,738
13,495 Hancock Whitney Corp. 801,333
11,786 Hanmi Financial Corp. 311,740
9,894 HarborOne Bancorp, Inc. 127,435
4,850 HCI Group, Inc. 591,070
7,908 Heartland Financial USA, Inc. 534,344
18,250 Heritage Commerce Corp. 193,815
8,509 Heritage Financial Corp. 225,063
21,657 Heritage Insurance Holdings,
Inc.* 269,197
9,397 Hilltop Holdings, Inc. 297,415
409 Hingham Institution For Savings
(The)
(a)
115,853
5,753 Hippo Holdings, Inc.* 190,079
3,777 Home Bancorp, Inc. 191,607
25,736 Home BancShares, Inc. 817,375
5,955 HomeTrust Bancshares, Inc. 220,871
32,615 Hope Bancorp, Inc. 444,216
8,598 Horace Mann Educators Corp. 359,998
10,613 Horizon Bancorp, Inc. 194,112
5,159 Independent Bank Corp. 373,460
16,991 Independent Bank Corp. 639,371
5,214 Independent Bank Group, Inc. 348,921
14,781 International Bancshares Corp. 1,080,935
26,660 International Money Express,
Inc.* 561,726
968 Investors Title Co. 277,342
21,435 Jackson Financial, Inc., Class A 2,147,573
29,294 James River Group Holdings Ltd. 137,389
16,523 Kearny Financial Corp. 130,862
9,741 KKR Real Estate Finance Trust,
Inc. REIT 113,288
19,317 Ladder Capital Corp. REIT 229,100
7,797 Lakeland Financial Corp. 572,768
24,712 LendingClub Corp.* 411,208
5,677 LendingTree, Inc.* 250,980
7,630 Live Oak Bancshares, Inc. 361,662
35,439 Marqeta, Inc., Class A* 137,503
41,986 MBIA, Inc.* 289,284
12,521 Medallion Financial Corp. 117,948
9,017 Mercantile Bank Corp. 451,301
9,569 Merchants Bancorp 395,008
5,333 Mercury General Corp. 421,094
2,552 Metropolitan Bank Holding
Corp.* 165,727
19,582 MFA Financial, Inc. REIT 217,556
2,160 Middlefield Banc Corp.
(a)
66,917
8,610 Midland States Bancorp, Inc. 231,179
5,771 MidWestOne Financial Group,
Inc. 190,154
8,727 Moelis & Co., Class A 671,804
4,102 Moneylion, Inc.* 376,153
15,327 Mr Cooper Group, Inc.* 1,512,315
7,530 National Bank Holdings Corp.,
Class A 359,482
5,482 National Bankshares, Inc.
(a)
175,972
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
28,395 Navient Corp. $ 442,394
8,322 NBT Bancorp, Inc. 417,099
5,516 NCR Atleos Corp.* 180,980
2,217 Nelnet, Inc., Class A 241,476
7,371 Nexpoint Real Estate Finance,
Inc. REIT 130,983
2,166 Nicolet Bankshares, Inc. 241,292
22,605 NMI Holdings, Inc., Class A* 903,974
6,047 Northeast Bank 595,327
4,263 Northeast Community Bancorp,
Inc. 128,529
22,262 Northwest Bancshares, Inc. 326,806
4,320 Norwood Financial Corp. 133,488
6,437 Oak Valley Bancorp 200,577
12,535 OceanFirst Financial Corp. 259,224
17,711 OFG Bancorp (Puerto Rico) 804,434
43,637 Old National Bancorp 1,010,633
16,064 Old Second Bancorp, Inc. 298,790
4,493 Origin Bancorp, Inc. 154,379
22,322 Oscar Health, Inc., Class A* 386,840
7,196 Pacific Premier Bancorp, Inc. 204,366
48,014 Pagseguro Digital Ltd., Class A
(Brazil)* 352,423
4,833 Palomar Holdings, Inc.* 523,414
3,554 Park National Corp. 676,539
9,505 Parke Bancorp, Inc. 224,413
11,315 Pathward Financial, Inc. 949,102
9,423 Patria Investments Ltd., Class A
(Cayman Islands) 112,699
17,076 Payoneer Global, Inc.* 186,299
4,332 Paysafe Ltd.* 86,120
10,428 PCB Bancorp 224,098
9,481 Peapack-Gladstone Financial
Corp. 342,643
5,125 PennyMac Financial Services,
Inc. 549,041
22,324 PennyMac Mortgage Investment
Trust REIT 303,383
3,193 Peoples Bancorp of North
Carolina, Inc. 102,208
10,533 Peoples Bancorp, Inc. 369,498
3,937 Peoples Financial Services Corp. 217,283
18,152 Perella Weinberg Partners 465,962
3,140 Piper Sandler Cos. 1,076,989
8,619 PJT Partners, Inc., Class A 1,442,476
2,234 Plumas Bancorp
(a)
111,923
2,240 PRA Group, Inc.* 47,488
8,223 Preferred Bank 775,676
12,451 Premier Financial Corp. 345,017
1,761 Primis Financial Corp. 22,013
13,548 PROG Holdings, Inc. 659,246
17,877 Provident Financial Services, Inc. 377,562
6,135 QCR Holdings, Inc. 565,095
39,646 Radian Group, Inc. 1,418,930
39,484 Ready Capital Corp. REIT 290,997
21,233 Redwood Trust, Inc. REIT 152,028
6,528 Regional Management Corp. 199,300
9,590 Renasant Corp. 360,776
4,936 Republic Bancorp, Inc., Class A 376,493
6,851 Root, Inc., Class A*
(a)
683,798

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
9,633 S&T Bancorp, Inc. $ 412,196
2,536 Safety Insurance Group, Inc. 217,690
9,184 Sandy Spring Bancorp, Inc. 346,053
8,486 Seacoast Banking Corp. of
Florida 254,241
9,124 Selective Insurance Group, Inc. 931,469
11,072 ServisFirst Bancshares, Inc. 1,060,476
2,221 Sezzle, Inc.* 941,771
6,998 Sierra Bancorp 220,227
15,522 Simmons First National Corp.,
Class A 379,668
33,411 SiriusPoint Ltd. (Sweden)* 515,198
8,109 Skyward Specialty Insurance
Group, Inc.* 438,778
6,001 Southern First Bancshares, Inc.* 268,185
5,230 Southern Missouri Bancorp, Inc. 343,349
4,432 Southside Bancshares, Inc. 155,652
9,919 SouthState Corp. 1,097,934
7,714 Stellar Bancorp, Inc. 239,211
10,345 StepStone Group, Inc., Class A 681,632
8,650 Stewart Information Services
Corp. 649,529
4,963 Stock Yards Bancorp, Inc. 377,784
40,994 StoneCo Ltd., Class A (Brazil)* 388,623
8,249 StoneX Group, Inc.* 855,916
6,426 Texas Capital Bancshares, Inc.* 568,380
2,840 Timberland Bancorp, Inc. 91,988
1,773 Tompkins Financial Corp. 135,298
13,512 Towne Bank 494,945
6,142 TriCo Bancshares 296,904
2,938 Triumph Financial, Inc.* 314,630
6,046 Trupanion, Inc.* 322,312
5,634 TrustCo Bank Corp. 209,810
11,936 Trustmark Corp. 466,817
16,967 Two Harbors Investment Corp.
REIT 199,362
8,926 UMB Financial Corp. 1,120,124
17,475 United Bankshares, Inc. 738,668
12,889 United Community Banks, Inc. 435,777
6,621 Unity Bancorp, Inc. 300,593
15,031 Universal Insurance Holdings,
Inc. 340,152
9,968 Univest Financial Corp. 316,584
50,316 Valley National Bancorp 535,362
9,871 Veritex Holdings, Inc. 300,177
7,928 Victory Capital Holdings, Inc.,
Class A 550,837
4,519 Virginia National Bankshares
Corp.
(a)
184,466
1,877 Virtus Investment Partners, Inc. 463,563
10,822 WaFd, Inc. 395,869
3,245 Walker & Dunlop, Inc. 357,534
6,622 Washington Trust Bancorp, Inc. 245,941
13,681 Waterstone Financial, Inc. 206,446
10,846 WesBanco, Inc. 383,298
12,640 West BanCorp, Inc. 301,717
9,224 Westamerica BanCorp 527,890
54,067 WisdomTree, Inc. 646,101
2,820 World Acceptance Corp.* 340,994
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
10,683 WSFS Financial Corp. $ 641,194
113,526,258
Health Care – 16.4%
75,133 Absci Corp.*
(a)
229,156
54,471 ACADIA Pharmaceuticals, Inc.* 888,967
4,982 Accolade, Inc.* 19,231
32,699 AdaptHealth Corp.* 327,971
10,891 Adaptive Biotechnologies Corp.* 64,693
34,813 ADC Therapeutics SA
(Switzerland)* 84,247
4,771 Addus HomeCare Corp.* 586,070
48,716 ADMA Biologics, Inc.* 979,679
2,341 Agios Pharmaceuticals, Inc.* 139,032
195,699 Akebia Therapeutics, Inc.* 403,140
52,743 Alkermes PLC* 1,530,602
62,164 Alphatec Holdings, Inc.* 651,479
22,470 Altimmune, Inc.*
(a)
192,568
51,634 Amicus Therapeutics, Inc.* 515,307
11,576 AMN Healthcare Services, Inc.* 301,323
114,071 Amneal Pharmaceuticals, Inc.* 943,367
11,868 Amphastar Pharmaceuticals,
Inc.* 536,315
3,762 AnaptysBio, Inc.* 93,900
10,408 Anavex Life Sciences Corp.*
(a)
98,460
32,604 AngioDynamics, Inc.* 225,946
9,324 ANI Pharmaceuticals, Inc.* 533,613
13,777 Anika Therapeutics, Inc.* 244,128
19,259 Annexon, Inc.* 103,806
2,835 Apogee Therapeutics, Inc.* 128,000
29,975 Applied Therapeutics, Inc.* 60,849
49,197 Aquestive Therapeutics, Inc.* 250,413
46,986 Arbutus Biopharma Corp.* 162,572
6,968 Arcellx, Inc.* 613,672
8,939 Arcturus Therapeutics Holdings,
Inc.* 163,941
32,139 Ardelyx, Inc.* 182,228
5,972 Arrowhead Pharmaceuticals,
Inc.* 155,451
26,458 ARS Pharmaceuticals, Inc.* 383,906
9,906 Artivion, Inc.* 292,425
7,592 Astrana Health, Inc.* 328,354
20,142 AtriCure, Inc.* 728,335
16,231 Aurinia Pharmaceuticals, Inc.
(Canada)* 143,807
20,935 Avanos Medical, Inc.* 401,115
1,397 Avid Bioservices, Inc.* 17,155
11,421 Avidity Biosciences, Inc.* 491,446
24,041 Avita Medical, Inc.*
(a)
308,206
6,448 Axsome Therapeutics, Inc.* 633,323
4,303 Beam Therapeutics, Inc.* 117,773
103,483 BioCryst Pharmaceuticals, Inc.* 776,123
9,315 Biohaven Ltd.* 428,583
9,458 BioLife Solutions, Inc.* 259,811
26,776 Bioventus, Inc., Class A*
(a)
329,077
5,937 Blueprint Medicines Corp.* 572,208
6,090 Bridgebio Pharma, Inc.* 164,978
8,499 BrightSpring Health Services,
Inc.* 164,031
32,917 Brookdale Senior Living, Inc.* 186,969

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
41,324 CareDx, Inc.* $ 1,014,091
3,994 Cassava Sciences, Inc.*
(a)
15,337
13,918 Castle Biosciences, Inc.* 421,437
74,702 Catalyst Pharmaceuticals, Inc.* 1,648,673
116,201 Cerus Corp.* 214,972
5,088 CervoMed, Inc.*
(a)
54,950
46,059 ChromaDex Corp.* 355,575
30,563 Collegium Pharmaceutical, Inc.* 932,171
28,888 Community Health Systems,
Inc.* 99,375
14,504 Concentra Group Holdings
Parent, Inc. 316,477
5,108 CONMED Corp. 378,196
4,792 Contineum Therapeutics, Inc.,
Class A* 71,449
4,507 Corbus Pharmaceuticals
Holdings, Inc.* 80,315
42,676 Corcept Therapeutics, Inc.* 2,461,552
16,690 CorMedix, Inc.* 164,563
3,009 CorVel Corp.* 1,099,489
7,055 Crinetics Pharmaceuticals, Inc.* 403,546
31,312 Cross Country Healthcare, Inc.* 336,917
26,051 CryoPort, Inc.* 184,441
37,645 Cytek Biosciences, Inc.* 245,822
3,758 Cytokinetics, Inc.* 194,890
39,285 Definitive Healthcare Corp.* 185,818
4,925 Denali Therapeutics, Inc.* 123,125
2,079 Disc Medicine, Inc.* 131,913
45,358 DocGo, Inc.* 196,400
47,391 Dynavax Technologies Corp.* 609,448
11,351 Dyne Therapeutics, Inc.* 347,454
15,879 Edgewise Therapeutics, Inc.* 524,007
31,157 Editas Medicine, Inc.* 69,792
34,093 Embecta Corp. 710,157
27,232 Enhabit, Inc.* 210,503
9,840 Ensign Group, Inc. (The) 1,438,706
17,406 Entrada Therapeutics, Inc.* 346,205
70,672 Esperion Therapeutics, Inc.*
(a)
197,882
12,076 Evolent Health, Inc., Class A* 156,022
46,939 Evolus, Inc.* 642,595
1,723 EyePoint Pharmaceuticals, Inc.* 15,249
58,786 Fulcrum Therapeutics, Inc.* 226,326
18,307 Fulgent Genetics, Inc.* 335,018
7,172 GeneDx Holdings Corp.* 562,213
3,711 Glaukos Corp.* 533,085
5,386 Haemonetics Corp.* 471,113
18,762 Halozyme Therapeutics, Inc.* 904,328
25,504 Harmony Biosciences Holdings,
Inc.* 884,224
4,351 Harrow, Inc.* 182,350
37,422 Harvard Bioscience, Inc.* 82,328
17,511 Health Catalyst, Inc.* 154,622
8,952 HealthEquity, Inc.* 908,986
12,665 HealthStream, Inc. 419,212
24,577 Heron Therapeutics, Inc.*
(a)
29,247
21,495 Hims & Hers Health, Inc.* 692,569
41,402 Humacyte, Inc.* 187,137
2,249 ICU Medical, Inc.* 368,746
7,148 Ideaya Biosciences, Inc.* 195,569
47,980 ImmunityBio, Inc.*
(a)
241,819
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
6,365 Immunome, Inc.* $ 86,246
14,489 Inari Medical, Inc.* 752,269
17,178 InfuSystem Holdings, Inc.* 152,884
28,595 Inmode Ltd.* 558,460
52,104 Innoviva, Inc.* 989,455
13,573 Inovio Pharmaceuticals, Inc.*
(a)
58,635
20,527 Inozyme Pharma, Inc.* 55,628
10,352 Insmed, Inc.* 778,056
6,451 Integer Holdings Corp.* 906,365
12,611 Integra LifeSciences Holdings
Corp.* 309,978
7,612 Intellia Therapeutics, Inc.* 118,899
14,001 Iovance Biotherapeutics, Inc.* 130,489
4,987 iRadimed Corp. 268,949
5,651 iRhythm Technologies, Inc.* 491,439
87,033 Ironwood Pharmaceuticals, Inc.* 306,356
2,209 Janux Therapeutics, Inc.* 99,869
10,568 Joint Corp. (The)* 123,012
1,974 Keros Therapeutics, Inc.* 113,979
15,743 Kiniksa Pharmaceuticals
International PLC* 347,605
1,946 Krystal Biotech, Inc.* 384,179
7,821 Kura Oncology, Inc.* 86,344
5,548 Kymera Therapeutics, Inc.* 259,924
11,632 Lantheus Holdings, Inc.* 1,038,389
16,028 Larimar Therapeutics, Inc.* 101,457
6,296 LeMaitre Vascular, Inc. 673,609
32,634 LifeMD, Inc.* 215,058
5,488 Ligand Pharmaceuticals, Inc.* 666,627
10,280 Liquidia Corp.* 118,734
7,766 LivaNova PLC* 407,715
47,827 MacroGenics, Inc.* 171,699
918 Madrigal Pharmaceuticals, Inc.* 301,278
19,876 MannKind Corp.* 134,759
8,095 Merit Medical Systems, Inc.* 841,070
71,650 Mersana Therapeutics, Inc.* 163,362
4,439 Mesa Laboratories, Inc. 519,984
111,549 MiMedx Group, Inc.* 1,031,828
15,579 Mind Medicine MindMed, Inc.* 127,280
35,151 Myriad Genetics, Inc.* 571,907
6,177 National HealthCare Corp. 773,360
12,677 National Research Corp. 249,230
106,031 Nektar Therapeutics* 120,875
20,842 Neogen Corp.* 295,540
10,046 NeoGenomics, Inc.* 178,116
34,021 Nevro Corp.* 156,497
7,782 Nkarta, Inc.* 22,334
7,506 Novavax, Inc.* 65,452
6,204 Novocure Ltd.* 124,328
8,059 Nurix Therapeutics, Inc.* 178,184
2,109 Nuvalent, Inc., Class A* 203,898
230,256 Ocugen, Inc.*
(a)
226,134
33,938 Ocular Therapeutix, Inc.* 335,647
17,969 Omeros Corp.*
(a)
203,948
35,425 OmniAb, Inc.* 138,512
1,368 OmniAb, Inc. 12.5 Earnout*
(b)
—
1,368 OmniAb, Inc. 15.00 Earnout*
(b)
—
10,578 Omnicell, Inc.* 492,829
99,184 OPKO Health, Inc.*
(a)
152,743
23,252 Option Care Health, Inc.* 553,398

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
68,550 OraSure Technologies, Inc.* $ 260,490
65,826 Organogenesis Holdings, Inc.* 254,747
31,933 Orthofix Medical, Inc.* 623,651
5,465 OrthoPediatrics Corp.* 141,981
34,972 Owens & Minor, Inc.* 471,073
32,999 Pacira BioSciences, Inc.* 558,013
3,109 PACS Group, Inc.* 49,153
14,960 Paragon 28, Inc.*
(a)
154,238
26,497 Patterson Cos., Inc. 569,421
46,224 Pediatrix Medical Group, Inc.* 691,511
9,006 Pennant Group, Inc. (The)* 280,807
19,597 Perspective Therapeutics, Inc.* 85,247
18,349 Phibro Animal Health Corp.,
Class A 428,816
29,546 Phreesia, Inc.* 621,352
9,001 Pliant Therapeutics, Inc.* 124,214
33,426 Poseida Therapeutics, Inc.* 311,196
3,358 Praxis Precision Medicines, Inc.* 269,211
14,350 Prestige Consumer Healthcare,
Inc.* 1,216,449
10,900 Privia Health Group, Inc.* 234,132
3,707 PROCEPT BioRobotics Corp.* 354,352
12,300 Progyny, Inc.* 191,511
10,231 Protagonist Therapeutics, Inc.* 448,118
16,037 PTC Therapeutics, Inc.* 703,704
20,216 Pulmonx Corp.* 130,393
38,985 Puma Biotechnology, Inc.* 132,159
12,555 Quanterix Corp.* 154,803
11,351 RadNet, Inc.* 928,058
21,261 Revance Therapeutics, Inc.* 76,752
13,151 REVOLUTION Medicines, Inc.* 760,785
6,523 Rhythm Pharmaceuticals, Inc.* 404,687
7,360 Rocket Pharmaceuticals, Inc.* 105,910
5,612 RxSight, Inc.* 263,091
13,089 Sage Therapeutics, Inc.* 71,597
3,631 Sanara Medtech, Inc.* 131,951
42,063 Savara, Inc.* 141,332
464 Scholar Rock Holding Corp.* 18,514
17,974 Select Medical Holdings Corp. 379,431
4,648 Semler Scientific, Inc.*
(a)
265,029
31,120 SI-BONE, Inc.* 421,987
42,077 SIGA Technologies, Inc. 306,321
4,962 Simulations Plus, Inc. 157,643
4,253 Soleno Therapeutics, Inc.* 224,176
6,987 SpringWorks Therapeutics, Inc.* 289,821
8,818 Spyre Therapeutics, Inc.* 250,696
15,095 STAAR Surgical Co.* 439,265
18,271 Standard BioTools, Inc.* 33,619
6,731 Stoke Therapeutics, Inc.* 81,512
11,482 Summit Therapeutics, Inc.* 211,958
31,779 Supernus Pharmaceuticals, Inc.* 1,162,158
13,046 Surgery Partners, Inc.* 311,017
10,856 Surmodics, Inc.* 428,269
10,209 Syndax Pharmaceuticals, Inc.* 170,694
20,795 Tactile Systems Technology,
Inc.* 406,334
115,654 Talkspace, Inc.* 395,537
8,516 Tandem Diabetes Care, Inc.* 260,845
6,880 Tarsus Pharmaceuticals, Inc.* 360,856
49,095 Taysha Gene Therapies, Inc.* 159,068
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
56,829 Teladoc Health, Inc.* $ 680,811
45,615 TG Therapeutics, Inc.* 1,587,402
24,771 Theravance Biopharma, Inc.* 229,132
2,350 TransMedics Group, Inc.* 203,769
17,457 TScan Therapeutics, Inc.*
(a)
83,270
5,368 Twist Bioscience Corp.* 263,998
1,533 UFP Technologies, Inc.* 495,036
2,154 UroGen Pharma Ltd.*
(a)
27,356
4,528 US Physical Therapy, Inc. 447,185
52,208 Vanda Pharmaceuticals, Inc.* 268,871
34,989 Varex Imaging Corp.* 583,617
11,321 Vaxcyte, Inc.* 1,068,023
5,032 Vera Therapeutics, Inc.* 250,342
14,089 Veracyte, Inc.* 605,123
20,173 Vericel Corp.* 1,172,858
33,828 Viemed Healthcare, Inc.* 293,289
12,590 Vir Biotechnology, Inc.* 100,216
4,595 Viridian Therapeutics, Inc.* 99,022
37,857 Voyager Therapeutics, Inc.* 259,699
14,922 WaVe Life Sciences Ltd.* 225,322
15,083 Xencor, Inc.* 386,125
26,599 Xeris Biopharma Holdings, Inc.* 87,245
30,923 Y-mAbs Therapeutics, Inc.* 368,602
18,119 Zimvie, Inc.* 267,436
21,574 Zymeworks, Inc.* 303,978
11,403 Zynex, Inc.*
(a)
94,873
90,583,213
Industrials – 18.4%
5,237 AAR Corp.* 364,076
10,085 ABM Industries, Inc. 576,559
59,009 ACCO Brands Corp. 343,432
11,769 ACV Auctions, Inc., Class A* 266,215
2,663 AeroVironment, Inc.* 517,954
2,327 Alamo Group, Inc. 465,284
2,951 Albany International Corp.,
Class A 244,638
32,796 Alight, Inc., Class A* 262,368
10,108 Allient, Inc. 262,505
7,277 Alta Equipment Group, Inc. 57,561
12,716 American Superconductor
Corp.* 433,107
4,229 American Woodmark Corp.* 383,909
10,625 Apogee Enterprises, Inc. 894,731
8,241 Applied Industrial Technologies,
Inc. 2,263,968
3,189 ArcBest Corp. 367,628
6,650 Arcosa, Inc. 722,456
3,891 Argan, Inc. 606,763
6,850 Aris Water Solutions, Inc., Class
A 184,265
16,337 Array Technologies, Inc.* 109,621
3,381 Astec Industries, Inc. 130,540
9,357 Atkore, Inc. 882,459
13,881 Atmus Filtration Technologies,
Inc. 600,908
7,197 AZZ, Inc. 670,329
6,869 Barnes Group, Inc. 321,744
11,902 Barrett Business Services, Inc. 510,715
12,053 Beacon Roofing Supply, Inc.* 1,362,230

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
17,014 Blue Bird Corp.* $ 691,619
6,123 BlueLinx Holdings, Inc.* 769,661
11,754 Boise Cascade Co. 1,734,890
9,195 Bowman Consulting Group Ltd.* 251,851
23,167 BrightView Holdings, Inc.* 396,156
7,430 Brink’s Co. (The) 718,555
16,267 Byrna Technologies, Inc.* 314,441
5,789 Cadre Holdings, Inc. 193,295
5,384 Casella Waste Systems, Inc.,
Class A* 609,523
7,828 CBIZ, Inc.* 646,436
11,794 CECO Environmental Corp.* 377,998
2,802 Chart Industries, Inc.* 541,487
10,663 Cimpress PLC (Ireland)* 856,239
11,356 Columbus McKinnon Corp. 446,177
6,370 Commercial Vehicle Group, Inc.* 15,352
54,073 Conduent, Inc.* 201,692
6,086 Construction Partners, Inc., Class
A* 618,398
32,544 CoreCivic, Inc.* 726,708
21,147 Costamare, Inc. (Monaco) 279,140
2,799 Covenant Logistics Group, Inc. 162,566
2,734 CRA International, Inc. 533,212
9,169 CSG Systems International, Inc. 502,553
3,670 CSW Industrials, Inc. 1,550,171
29,393 Deluxe Corp. 681,036
6,754 Distribution Solutions Group,
Inc.* 264,183
51,465 DNOW, Inc.* 774,548
4,243 Douglas Dynamics, Inc. 109,851
2,270 Ducommun, Inc.* 152,090
10,546 DXP Enterprises, Inc.* 772,705
3,833 Dycom Industries, Inc.* 694,386
10,469 Energy Recovery, Inc.* 162,898
14,633 Enerpac Tool Group Corp. 706,189
5,330 EnerSys 515,198
7,234 Ennis, Inc. 154,301
3,372 Enpro, Inc. 637,645
2,372 ESCO Technologies, Inc. 352,029
4,189 EVI Industries, Inc. 82,272
25,217 ExlService Holdings, Inc.* 1,169,060
2,269 Exponent, Inc. 223,973
9,155 Federal Signal Corp. 891,789
10,938 First Advantage Corp.* 210,338
21,164 Fluor Corp.* 1,187,935
11,245 Forrester Research, Inc.* 193,976
974 Forward Air Corp.* 35,736
10,619 Franklin Covey Co.* 386,319
9,904 Franklin Electric Co., Inc. 1,072,603
14,238 FTAI Aviation Ltd. 2,403,659
37,910 FTAI Infrastructure, Inc. 327,921
3,643 GATX Corp. 598,035
11,856 Genco Shipping & Trading Ltd. 188,155
7,666 Gencor Industries, Inc.* 170,109
42,856 GEO Group, Inc. (The)* 1,221,825
6,072 Gibraltar Industries, Inc.* 439,856
12,473 Global Industrial Co. 352,362
16,844 GMS, Inc.* 1,690,295
22,186 Golden Ocean Group Ltd.
(Norway) 221,860
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
6,324 Gorman-Rupp Co. (The) $ 269,402
71,382 GrafTech International Ltd.* 139,909
4,296 Graham Corp.* 192,547
7,692 Granite Construction, Inc. 764,354
5,467 Greenbrier Cos., Inc. (The) 371,756
13,235 Griffon Corp. 1,115,710
7,130 H&E Equipment Services, Inc. 425,946
11,818 Heartland Express, Inc. 150,916
4,725 Heidrick & Struggles
International, Inc. 218,012
1,949 Herc Holdings, Inc. 452,168
6,673 Hillenbrand, Inc. 227,082
27,891 Hillman Solutions Corp.* 317,957
2,994 HireQuest, Inc.
(a)
45,539
23,693 HNI Corp. 1,342,208
14,415 Hub Group, Inc., Class A 744,391
22,693 Hudson Technologies, Inc.* 134,796
3,315 Huron Consulting Group, Inc.* 407,115
4,742 Hyster-Yale, Inc. 266,690
4,095 ICF International, Inc. 567,444
7,231 IES Holdings, Inc.* 2,240,562
25,445 Innodata, Inc.* 1,045,281
8,014 Insperity, Inc. 631,904
7,087 Insteel Industries, Inc. 208,925
32,352 Interface, Inc. 858,946
22,144 Janus International Group, Inc.* 165,637
16,559 JELD-WEN Holding, Inc.* 180,328
2,319 John Bean Technologies Corp. 292,240
2,808 Kadant, Inc. 1,159,114
15,606 Kelly Services, Inc., Class A 228,628
15,427 Kennametal, Inc. 442,755
14,747 Kforce, Inc. 884,673
10,651 Korn Ferry 834,399
4,982 Kratos Defense & Security
Solutions, Inc.* 134,962
4,168 L B Foster Co., Class A* 119,747
91,764 Legalzoom.com, Inc.* 727,689
14,974 Leonardo DRS, Inc.* 520,646
4,943 Limbach Holdings, Inc.* 491,779
1,091 Lindsay Corp. 144,852
23,939 LSI Industries, Inc. 489,313
17,018 Manitowoc Co., Inc. (The)* 180,901
7,620 Marten Transport Ltd. 132,436
19,149 Masterbrand, Inc.* 331,278
9,150 Matrix Service Co.* 121,329
7,991 Matson, Inc. 1,224,061
6,968 Matthews International Corp.,
Class A 210,155
9,084 Maximus, Inc. 676,758
8,354 Mayville Engineering Co., Inc.* 140,765
1,952 McGrath RentCorp 237,851
5,307 Miller Industries, Inc. 390,701
21,167 MillerKnoll, Inc. 532,138
18,331 Mistras Group, Inc.* 170,662
4,712 Moog, Inc., Class A 1,042,624
34,621 MRC Global, Inc.* 483,655
29,857 Mueller Industries, Inc. 2,411,550
23,189 Mueller Water Products, Inc.,
Class A 580,653
2,186 MYR Group, Inc.* 345,169

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,356 National Presto Industries, Inc. $ 108,100
9,975 NEXTracker, Inc., Class A* 380,646
30,622 NN, Inc.* 122,182
5,427 Northwest Pipe Co.* 304,265
18,754 NuScale Power Corp.* 556,056
12,590 NV5 Global, Inc.* 273,958
2,922 Omega Flex, Inc. 144,405
22,271 OPENLANE, Inc.* 449,874
15,976 Orion Group Holdings, Inc.* 139,311
2,153 PAMT Corp.* 40,842
16,872 Pitney Bowes, Inc. 135,988
2,227 Powell Industries, Inc. 595,455
2,250 Preformed Line Products Co. 306,045
13,006 Primoris Services Corp. 1,088,732
6,786 Proto Labs, Inc.* 279,515
11,863 Quanex Building Products Corp. 353,043
35,328 Radiant Logistics, Inc.* 264,253
22,970 Resideo Technologies, Inc.* 624,325
29,865 Resources Connection, Inc. 252,061
15,090 REV Group, Inc. 468,092
26,932 Rocket Lab USA, Inc.* 734,705
16,334 Rush Enterprises, Inc., Class A 1,011,891
7,673 Rush Enterprises, Inc., Class B 437,438
22,429 RXO, Inc.* 676,234
51,888 Safe Bulkers, Inc. (Monaco) 200,807
18,812 Shoals Technologies Group, Inc.,
Class A* 98,199
10,290 Shyft Group, Inc. (The) 145,089
10,039 Sky Harbour Group Corp.* 113,240
7,919 SkyWest, Inc.* 908,626
20,983 Spire Global, Inc.*
(a)
342,862
6,208 SPX Technologies, Inc.* 1,095,340
1,567 Standex International Corp. 325,764
44,391 Steelcase, Inc., Class A 597,947
5,985 Sterling Infrastructure, Inc.* 1,163,783
3,463 Tecnoglass, Inc. 280,676
8,021 Tennant Co. 708,816
10,770 Terex Corp. 590,088
8,387 Thermon Group Holdings, Inc.* 264,694
30,593 Titan International, Inc.* 223,941
14,676 Titan Machinery, Inc.* 226,744
3,049 Transcat, Inc.* 319,810
3,950 TriNet Group, Inc. 369,049
5,656 Trinity Industries, Inc. 213,231
9,623 Triumph Group, Inc.* 185,243
26,939 TrueBlue, Inc.* 202,581
7,884 TTEC Holdings, Inc. 40,839
23,116 Tutor Perini Corp.* 628,293
13,910 UFP Industries, Inc. 1,890,369
9,473 Ultralife Corp.* 72,658
2,127 UniFirst Corp. 427,250
51,483 Upwork, Inc.* 873,667
3,569 V2X, Inc.* 215,032
22,640 Verra Mobility Corp.* 535,662
1,465 Viad Corp.* 65,515
3,119 Vicor Corp.* 165,962
9,827 Virco Mfg. Corp. 161,359
2,748 VSE Corp. 322,230
14,905 Wabash National Corp. 295,566
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
6,453 Watts Water Technologies, Inc.,
Class A $ 1,392,493
6,113 Werner Enterprises, Inc. 249,899
68,331 Wheels Up Experience, Inc.*
(a)
170,827
10,617 Willdan Group, Inc.* 464,069
3,145 WNS Holdings Ltd. (India)* 170,553
1,472 Xometry, Inc., Class A* 45,706
11,159 Zurn Elkay Water Solutions
Corp. 444,351
102,114,476
Information Technology – 12.1%
109,716 8x8, Inc.* 340,120
35,216 A10 Networks, Inc. 600,433
21,896 ACI Worldwide, Inc.* 1,244,131
37,148 Adeia, Inc. 450,234
4,629 Advanced Energy Industries, Inc. 532,520
4,396 Agilysys, Inc.* 590,383
8,673 Alarm.com Holdings, Inc.* 564,959
9,542 Alkami Technology, Inc.* 376,623
3,830 Alpha & Omega Semiconductor
Ltd.* 158,830
7,890 Altair Engineering, Inc., Class
A* 833,263
2,292 Ambarella, Inc.* 163,993
4,432 Amplitude, Inc., Class A* 45,827
20,357 Appian Corp., Class A* 770,512
1,326 Applied Optoelectronics, Inc.* 54,658
53,914 Arlo Technologies, Inc.* 604,915
25,959 Arteris, Inc.* 225,584
43,559 Asana, Inc., Class A* 666,888
11,063 ASGN, Inc.* 1,012,818
6,570 AudioEye, Inc.*
(a)
176,864
22,586 AvePoint, Inc.* 398,643
6,423 Axcelis Technologies, Inc.* 476,843
37,547 Backblaze, Inc., Class A* 243,680
5,896 Badger Meter, Inc. 1,278,371
1,174 Bel Fuse, Inc., Class A
(a)
113,479
5,481 Bel Fuse, Inc., Class B 439,466
6,087 Belden, Inc. 745,049
12,650 Benchmark Electronics, Inc. 613,398
57,107 BigCommerce Holdings, Inc.,
Series 1* 420,879
6,302 Blackbaud, Inc.* 528,990
3,873 BlackLine, Inc.* 240,165
124,911 Blend Labs, Inc., Class A* 638,295
34,015 Box, Inc., Class A* 1,193,586
3,712 Braze, Inc., Class A* 147,441
5,452 C3.ai, Inc., Class A* 202,705
15,810 Calix, Inc.* 514,299
23,261 Cerence, Inc.* 171,317
5,915 CEVA, Inc.* 175,912
33,281 Cleanspark, Inc.* 477,582
4,871 Clearfield, Inc.*
(a)
149,053
13,395 Clearwater Analytics Holdings,
Inc., Class A* 415,781
2,547 Climb Global Solutions, Inc. 342,852
11,093 Cohu, Inc.* 292,855
81,410 CommScope Holding Co., Inc.* 388,326
12,283 Commvault Systems, Inc.* 2,107,640

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
16,960 Consensus Cloud Solutions, Inc.* $ 423,152
16,580 Corsair Gaming, Inc.* 121,863
31,497 Couchbase, Inc.* 646,003
1,641 CPI Card Group, Inc.* 54,169
10,614 Credo Technology Group
Holding Ltd.* 519,661
7,284 CTS Corp. 399,964
483 Daily Journal Corp.* 272,658
30,550 Daktronics, Inc.* 470,470
2,517 Diebold Nixdorf, Inc.* 116,336
9,271 Digi International, Inc.* 307,983
90,276 Digital Turbine, Inc.* 129,997
5,620 DigitalOcean Holdings, Inc.* 214,010
7,813 Diodes, Inc.* 507,845
31,816 Domo, Inc., Class B* 297,798
9,549 Eastman Kodak Co.* 69,230
18,782 eGain Corp.* 100,108
8,044 ePlus, Inc.* 650,438
48,481 Extreme Networks, Inc.* 804,785
4,602 Fabrinet (Thailand)* 1,079,537
8,705 FARO Technologies, Inc.* 228,506
11,205 FormFactor, Inc.* 448,872
11,693 Freshworks, Inc., Class A* 186,971
16,757 Grid Dynamics Holdings, Inc.* 306,653
23,791 Hackett Group, Inc. (The) 745,610
17,221 Harmonic, Inc.* 220,773
9,639 Hut 8 Corp. (Canada)*
(a)
270,085
7,458 Ichor Holdings Ltd.* 244,324
11,196 Immersion Corp. 100,092
5,247 Impinj, Inc.* 1,008,526
46,673 Infinera Corp.*
(a)
308,509
33,425 Information Services Group, Inc. 123,338
6,360 Insight Enterprises, Inc.* 995,022
5,205 InterDigital, Inc. 1,019,972
4,097 Itron, Inc.* 485,617
14,230 Kimball Electronics, Inc.* 279,050
19,093 Knowles Corp.* 371,550
6,996 Kulicke & Soffa Industries, Inc.
(Singapore) 338,746
10,945 LiveRamp Holdings, Inc.* 332,290
11,869 Logility Supply Chain Solutions,
Inc., Class A 124,981
17,969 MARA Holdings, Inc.* 492,710
6,810 MaxLinear, Inc.* 103,035
3,102 Methode Electronics, Inc. 33,874
15,501 Mitek Systems, Inc.* 144,469
7,681 N-able, Inc.* 80,190
17,678 Napco Security Technologies,
Inc. 693,508
18,369 NCR Voyix Corp.* 266,534
10,585 NETGEAR, Inc.* 260,391
14,433 NetScout Systems, Inc.* 315,794
13,756 NextNav, Inc.* 239,217
4,378 Novanta, Inc.* 731,038
2,317 NVE Corp. 179,058
21,068 Olo, Inc., Class A* 153,586
27,742 OneSpan, Inc.* 502,685
23,399 Ooma, Inc.* 346,305
2,598 OSI Systems, Inc.* 460,885
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
20,875 Pagaya Technologies Ltd., Class
A* $ 228,164
8,919 PagerDuty, Inc.* 189,440
3,204 PAR Technology Corp.* 259,973
9,519 PC Connection, Inc. 690,889
11,144 PDF Solutions, Inc.* 352,150
16,964 Penguin Solutions, Inc.* 307,727
18,827 Photronics, Inc.* 468,981
4,902 Plexus Corp.* 805,889
72,617 Porch Group, Inc.* 265,778
6,962 Power Integrations, Inc. 456,081
33,309 Powerfleet, Inc.* 234,495
10,113 Progress Software Corp. 691,830
19,063 PROS Holdings, Inc.* 441,690
8,748 Q2 Holdings, Inc.* 916,265
7,000 Qualys, Inc.* 1,075,200
55,584 Rackspace Technology, Inc.* 148,965
16,554 Rambus, Inc.* 956,987
7,707 Rapid7, Inc.* 328,318
52,958 Ribbon Communications, Inc.* 207,066
2,383 Rogers Corp.* 246,831
7,031 Sanmina Corp.* 558,332
7,291 Sapiens International Corp. NV
(Israel) 199,263
13,417 ScanSource, Inc.* 676,351
34,128 SEMrush Holdings, Inc., Class
A* 464,141
6,791 Semtech Corp.* 434,896
2,206 Silicon Laboratories, Inc.* 244,094
17,814 SolarWinds Corp. 237,817
1,229 SoundThinking, Inc.* 15,952
48,372 Sprinklr, Inc., Class A* 398,585
20,732 Sprout Social, Inc., Class A* 663,839
6,623 SPS Commerce, Inc.* 1,278,703
5,572 Synaptics, Inc.* 447,097
37,477 Telos Corp.* 127,422
14,022 Tenable Holdings, Inc.* 588,644
61,946 Terawulf, Inc.* 488,754
26,247 TTM Technologies, Inc.* 639,902
9,099 Ultra Clean Holdings, Inc.* 349,675
61,946 Unisys Corp.* 494,329
18,065 Varonis Systems, Inc.* 902,527
8,394 Veeco Instruments, Inc.* 233,941
10,989 Verint Systems, Inc.* 276,923
36,575 Viavi Solutions, Inc.* 363,555
18,946 Vishay Intertechnology, Inc. 361,869
9,047 Vishay Precision Group, Inc.* 207,810
6,089 Workiva, Inc.* 592,155
25,791 Xerox Holdings Corp. 235,730
40,562 Xperi, Inc.* 384,122
93,507 Yext, Inc.* 772,368
51,741 Zeta Global Holdings Corp.,
Class A* 1,102,083
12,248 Zuora, Inc., Class A* 121,623
65,594,156
Materials – 3.9%
6,942 AdvanSix, Inc. 225,407
3,397 Alpha Metallurgical Resources,
Inc.* 834,201

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
10,622 American Vanguard Corp. $ 63,838
48,897 Arcadium Lithium PLC
(Argentina)* 256,709
3,352 Arch Resources, Inc. 576,276
17,281 Arq, Inc.* 133,237
37,282 ASP Isotopes, Inc.*
(a)
206,915
14,394 Aspen Aerogels, Inc.* 213,031
9,966 Avient Corp. 510,757
3,433 Balchem Corp. 619,725
9,667 Cabot Corp. 1,059,697
6,120 Carpenter Technology Corp. 1,187,525
14,387 Century Aluminum Co.* 328,455
5,713 Clearwater Paper Corp.* 154,937
57,813 Coeur Mining, Inc.* 373,472
20,110 Commercial Metals Co. 1,240,586
23,054 Constellium SE* 282,642
7,410 Core Molding Technologies,
Inc.* 122,561
36,554 Ecovyst, Inc.* 290,604
4,594 Greif, Inc., Class A 326,312
4,275 Hawkins, Inc. 575,030
7,737 HB Fuller Co. 594,898
14,550 Hecla Mining Co. 80,316
5,612 Ingevity Corp.* 272,575
6,382 Innospec, Inc. 756,969
3,536 Kaiser Aluminum Corp. 287,406
6,690 Knife River Corp.* 692,415
6,020 Koppers Holdings, Inc. 231,529
3,818 Kronos Worldwide, Inc. 43,182
19,922 LSB Industries, Inc.* 175,911
2,421 Materion Corp. 279,916
9,523 Mativ Holdings, Inc. 125,227
19,271 Metallus, Inc.* 321,248
7,992 Minerals Technologies, Inc. 651,907
20,856 Myers Industries, Inc. 241,930
12,317 O-I Glass, Inc.* 155,194
10,023 Olympic Steel, Inc. 423,772
16,330 Orion SA (Germany) 300,799
19,755 Pactiv Evergreen, Inc. 268,075
896 Piedmont Lithium, Inc.*
(a)
11,254
1,870 Quaker Chemical Corp. 294,899
8,731 Radius Recycling, Inc., Class A 173,048
11,155 Ramaco Resources, Inc., Class A 142,226
1,409 Ramaco Resources, Inc., Class B 14,457
53,328 Rayonier Advanced Materials,
Inc.* 469,820
15,814 Ryerson Holding Corp. 406,420
4,612 Sensient Technologies Corp. 358,076
3,161 Smith-Midland Corp.*
(a)
155,205
21,124 SSR Mining, Inc. (Canada)* 122,730
3,294 Stepan Co. 253,309
11,435 Summit Materials, Inc., Class A* 582,499
37,304 SunCoke Energy, Inc. 464,808
5,302 Sylvamo Corp. 489,322
7,358 TriMas Corp. 194,398
13,061 Tronox Holdings PLC 158,038
6,487 United States Lime & Minerals,
Inc. 992,511
8,251 Universal Stainless & Alloy
Products, Inc.* 366,509
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
12,327 Warrior Met Coal, Inc. $ 866,835
3,632 Worthington Steel, Inc. 162,859
22,164,409
Real Estate – 4.7%
17,891 Acadia Realty Trust REIT 462,482
13,992 Alexander & Baldwin, Inc. REIT 275,363
3,268 Alpine, Inc.ome Property Trust,
Inc. REIT 58,465
10,410 American Assets Trust, Inc.
REIT 296,060
4,064 American Healthcare REIT, Inc.
REIT 121,148
53,831 Anywhere Real Estate, Inc.* 263,772
18,340 Apartment Investment and
Management Co., Class A REIT* 162,126
34,941 Apple Hospitality REIT, Inc.
REIT 562,900
10,671 Armada Hoffler Properties, Inc.
REIT 117,915
41,970 Brandywine Realty Trust REIT 235,032
17,676 Broadstone Net Lease, Inc. REIT 309,507
8,962 BRT Apartments Corp. REIT 179,778
19,152 CareTrust REIT, Inc. REIT 570,538
7,254 CBL & Associates Properties,
Inc. REIT 224,149
1,345 Centerspace REIT 97,513
25,997 Chatham Lodging Trust REIT 239,432
28,373 City Office REIT, Inc. REIT 164,563
137,136 Compass, Inc., Class A* 972,294
13,297 COPT Defense Properties REIT 438,136
5,389 CTO Realty Growth, Inc. REIT 109,989
9,084 Curbline Properties Corp. REIT* 220,378
42,166 Cushman & Wakefield PLC* 645,140
40,033 DiamondRock Hospitality Co.
REIT 371,506
20,265 Douglas Emmett, Inc. REIT 392,330
9,429 Easterly Government Properties,
Inc. REIT 116,165
6,315 Elme Communities REIT 106,976
33,602 Empire State Realty Trust, Inc.,
Class A REIT 368,278
11,038 Equity Commonwealth REIT* 224,513
20,984 Essential Properties Realty Trust,
Inc. REIT 715,554
63,949 eXp World Holdings, Inc. 885,694
9,562 Forestar Group, Inc.* 285,426
6,986 Four Corners Property Trust, Inc.
REIT 207,554
57,776 Franklin Street Properties Corp.
REIT 110,352
6,380 FRP Holdings, Inc.* 203,394
4,240 Getty Realty Corp. REIT 139,411
7,684 Gladstone Commercial Corp.
REIT 135,315
10,310 Global Medical REIT, Inc. REIT 91,656
22,499 Global Net Lease, Inc. REIT 166,718
47,073 Hudson Pacific Properties, Inc.
REIT 181,231

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
20,659 Independence Realty Trust, Inc.
REIT $ 451,193
35,767 Industrial Logistics Properties
Trust REIT 138,418
4,617 Innovative Industrial Properties,
Inc. REIT 503,345
6,159 InvenTrust Properties Corp.
REIT 190,744
16,015 JBG SMITH Properties REIT 273,696
25,673 Kite Realty Group Trust REIT 707,805
5,987 LTC Properties, Inc. REIT 231,038
23,369 LXP Industrial Trust REIT 218,500
28,075 Macerich Co. (The) REIT 595,471
10,439 Marcus & Millichap, Inc. 434,367
6,856 National Health Investors, Inc.
REIT 525,512
5,738 NET Lease Office Properties
REIT 187,862
31,818 Newmark Group, Inc., Class A 492,543
3,533 NexPoint Residential Trust, Inc.
REIT 166,298
27,429 Orion Office REIT, Inc. REIT 116,025
20,003 Outfront Media, Inc. REIT 384,258
50,837 Paramount Group, Inc. REIT 247,068
20,488 Pebblebrook Hotel Trust REIT 283,759
10,421 Phillips Edison & Co., Inc. REIT 411,629
33,777 Piedmont Office Realty Trust,
Inc., Class A REIT 321,557
6,992 Postal Realty Trust, Inc., Class
A REIT 99,077
7,479 PotlatchDeltic Corp. REIT 335,358
14,945 RE/MAX Holdings, Inc., Class
A* 196,676
89,511 Real Brokerage, Inc. (The)
(Canada)*
(a)
470,828
15,631 Redfin Corp.* 148,338
10,524 Retail Opportunity Investments
Corp. REIT 183,118
35,783 RLJ Lodging Trust REIT 365,344
8,516 RMR Group, Inc. (The), Class A 189,055
8,517 Ryman Hospitality Properties,
Inc. REIT 998,533
29,901 Sabra Health Care REIT, Inc.
REIT 560,046
54,690 Service Properties Trust REIT 152,038
4,543 SITE Centers Corp. REIT 70,507
7,379 SL Green Realty Corp. REIT 576,964
2,865 St Joe Co. (The) 146,344
43,199 Summit Hotel Properties, Inc.
REIT 284,249
35,131 Sunstone Hotel Investors, Inc.
REIT 377,658
17,283 Tanger, Inc. REIT 638,953
6,700 Terreno Realty Corp. REIT 406,221
10,808 UMH Properties, Inc. REIT 207,514
50,786 Uniti Group, Inc. REIT 300,145
3,021 Universal Health Realty Income
Trust REIT 127,456
10,146 Urban Edge Properties REIT 233,459
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
10,295 Veris Residential, Inc. REIT $ 187,884
17,422 Whitestone REIT 256,452
19,549 Xenia Hotels & Resorts, Inc.
REIT 300,664
26,122,722
Utilities – 1.4%
7,379 ALLETE, Inc. 478,750
3,082 American States Water Co. 262,925
6,602 Avista Corp. 255,431
8,384 Black Hills Corp. 537,163
15,393 Brookfield Infrastructure Corp.,
Class A (Canada)
(a)
690,992
3,054 California Water Service Group 156,334
1,578 Chesapeake Utilities Corp. 207,902
6,680 Consolidated Water Co. Ltd. 179,892
12,144 Genie Energy Ltd., Class B 185,317
9,579 Hawaiian Electric Industries,
Inc.* 99,526
1,784 MGE Energy, Inc. 186,036
41,599 Montauk Renewables, Inc.* 183,868
7,873 New Jersey Resources Corp. 406,089
4,531 Northwestern Energy Group, Inc. 250,292
5,994 ONE Gas, Inc. 467,352
3,723 Ormat Technologies, Inc. 303,871
6,700 Otter Tail Corp. 540,288
9,470 Portland General Electric Co. 453,802
18,310 Pure Cycle Corp.* 266,227
2,840 RGC Resources, Inc. 59,072
2,041 SJW Group 113,725
8,810 Southwest Gas Holdings, Inc. 688,590
5,193 Spire, Inc. 380,076
6,592 TXNM Energy, Inc. 323,338
3,117 Unitil Corp. 187,082
2,712 York Water Co. (The) 97,198
7,961,138
TOTAL COMMON STOCKS
(Cost $430,240,270)
546,637,302
Units Description Expiration Month Value
A
Rights – 0.0%
Health Care* – 0.0%
4,104 Chinook
Therapeutics,
Inc.*
(b)
12/25 1,601
45,824 Radius Health,
Inc.*
(b)
12/25 3,666
5,267
Materials – 0.0%
15,501 Resolute Forest
Products*
(b)
09/23 22,011
TOTAL RIGHTS
(Cost $0)
27,278

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
5,034,815 4.511% $ 5,034,815
(Cost $5,034,815)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $435,275,085)
551,699,395
a
Securities Lending Reinvestment Vehicle – 0.9%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,887,967 4.541% 4,887,967
(Cost $4,887,967)
TOTAL INVESTMENTS – 100.6%
(Cost $440,163,052)
$ 556,587,362
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(3,551,013)
NET ASSETS – 100.0%
$ 553,036,349
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 41 12/20/24 $ 5,011,430 $ 356,549

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.4%
Australia – 2.6%
90,499 ANZ Group Holdings Ltd.
(Financials) $ 1,837,646
27,185 BlueScope Steel Ltd.
(Materials) 391,915
65,375 Brambles Ltd. (Industrials) 810,460
4,703 CAR Group Ltd.
(Communication Services) 127,147
324,417 Coles Group Ltd. (Consumer
Staples) 3,928,840
12,334 Commonwealth Bank of
Australia (Financials) 1,274,188
41,256 EBOS Group Ltd. (Health Care) 927,390
66,382 Endeavour Group Ltd.
(Consumer Staples) 188,979
122,806 Insurance Australia Group Ltd.
(Financials) 682,417
432,162 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 1,458,336
2,004 Macquarie Group Ltd.
(Financials) 301,716
530,577 Medibank Pvt Ltd. (Financials) 1,320,362
68,865 National Australia Bank Ltd.
(Financials) 1,754,109
95,929 Origin Energy Ltd. (Utilities) 679,299
18,781 QBE Insurance Group Ltd.
(Financials) 244,698
7,694 Ramsay Health Care Ltd.
(Health Care) 198,435
90,279 Scentre Group REIT (Real
Estate) 216,429
17,277 Suncorp Group Ltd. (Financials) 221,726
501,673 Telstra Group Ltd.
(Communication Services) 1,287,651
134,328 Wesfarmers Ltd. (Consumer
Discretionary) 6,285,701
50,527 Westpac Banking Corp.
(Financials) 1,098,072
132,885 Woolworths Group Ltd.
(Consumer Staples) 2,612,621
23,563 Worley Ltd. (Industrials) 212,906
28,061,043
Austria – 0.1%
17,151 Erste Group Bank AG
(Financials) 940,163
11,071 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 339,687
1,279,850
Belgium – 0.2%
6,667 Ackermans & van Haaren NV
(Industrials) 1,323,133
7,682 Ageas SA/NV (Financials) 387,512
3,145 KBC Group NV (Financials) 226,676
15,416 Warehouses De Pauw CVA
REIT (Real Estate) 340,628
2,277,949
Shares Description Value
a
Common Stocks – (continued)
Brazil – 0.0%
3,408 Yara International ASA
(Materials) $ 95,753
Canada – 3.3%
9,709 AltaGas Ltd. (Utilities) 237,429
1,478 Bank of Montreal (Financials) 140,923
36,210 Bank of Nova Scotia (The)
(Financials) 2,065,042
34,294 Canadian Imperial Bank of
Commerce (Financials) 2,225,932
8,126 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 895,912
17,806 CGI, Inc. (Information
Technology) 2,015,423
7,792 Empire Co. Ltd. (Consumer
Staples) 233,624
12,953 Enbridge, Inc. (Energy) 560,342
13,162 George Weston Ltd. (Consumer
Staples) 2,115,565
57,585 Great-West Lifeco, Inc.
(Financials)
(a)
2,073,249
4,355 iA Financial Corp., Inc.
(Financials) 416,262
15,247 Keyera Corp. (Energy) 502,770
42,100 Loblaw Cos. Ltd. (Consumer
Staples) 5,463,393
30,719 Manulife Financial Corp.
(Financials) 988,826
11,270 Metro, Inc. (Consumer Staples) 734,323
23,871 National Bank of Canada
(Financials) 2,364,851
21,658 Pembina Pipeline Corp.
(Energy) 892,214
90,959 Power Corp. of Canada
(Financials) 3,063,691
9,379 Quebecor, Inc., Class B
(Communication Services)
(a)
221,455
19,772 Royal Bank of Canada
(Financials) 2,487,616
3,549 Stantec, Inc. (Industrials) 307,387
23,576 Sun Life Financial, Inc.
(Financials)
(a)
1,450,947
11,635 TC Energy Corp. (Energy) 567,229
4,401 Thomson Reuters Corp.
(Industrials) 718,040
11,283 Toronto-Dominion Bank (The)
(Financials) 638,469
8,028 WSP Global, Inc. (Industrials) 1,427,512
34,808,426
Denmark – 0.0%
2,412 Tryg A/S (Financials) 55,543
Finland – 0.3%
3,295 Elisa OYJ (Communication
Services) 149,230
47,106 Nordea Bank Abp (Financials) 532,610
32,455 Orion OYJ, Class B (Health
Care) 1,532,956

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
22,827 Sampo OYJ, Class A
(Financials) $ 977,415
3,192,211
France – 1.9%
3,526 Air Liquide SA (Materials) 585,736
86,318 AXA SA (Financials) 3,006,757
56,913 Bouygues SA (Industrials) 1,692,741
3,665 Capgemini SE (Information
Technology) 588,001
93,859 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 3,048,368
56,274 Credit Agricole SA (Financials) 753,062
11,200 Danone SA (Consumer Staples) 764,892
31,010 Engie SA (Utilities) 494,076
7,681 L'Oreal SA (Consumer Staples) 2,666,231
396,009 Orange SA (Communication
Services) 4,218,201
3,970 Safran SA (Industrials) 924,582
13,721 TotalEnergies SE (Energy) 796,632
9,104 Vinci SA (Industrials) 960,219
20,499,498
Germany – 2.5%
8,096 Allianz SE (Financials) 2,498,602
11,621 Beiersdorf AG (Consumer
Staples) 1,505,419
6,603 Deutsche Boerse AG
(Financials) 1,544,761
44,725 Deutsche Post AG (Industrials) 1,642,485
196,837 Deutsche Telekom AG
(Communication Services) 6,295,192
49,330 E.ON SE (Utilities) 634,867
10,353 Fresenius SE & Co. KGaA
(Health Care)* 363,802
3,206 Hannover Rueck SE
(Financials) 836,725
6,717 Henkel AG & Co. KGaA
(Consumer Staples) 509,740
23,084 Mercedes-Benz Group AG
(Consumer Discretionary) 1,291,235
1,197 MTU Aero Engines AG
(Industrials) 407,348
5,790 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 3,022,843
18,199 SAP SE (Information
Technology) 4,322,981
3,433 Symrise AG (Materials) 378,910
17,312 Talanx AG (Financials) 1,466,452
26,721,362
Hong Kong – 0.0%
24,308 Power Assets Holdings Ltd.
(Utilities) 159,314
Ireland – 0.6%
17,228 Accenture PLC, Class A
(Information Technology) 6,242,910
Shares Description Value
a
Common Stocks – (continued)
Ireland – (continued)
3,114 Kerry Group PLC, Class A
(Consumer Staples) $ 300,780
6,543,690
Israel – 0.6%
18,046 Check Point Software
Technologies Ltd. (Information
Technology)* 3,284,372
13,865 First International Bank Of
Israel Ltd. (The) (Financials)
(a)
652,892
173,801 Mivne Real Estate KD Ltd.
(Real Estate) 519,159
41,106 Mizrahi Tefahot Bank Ltd.
(Financials) 1,771,708
6,228,131
Italy – 1.0%
89,747 A2A SpA (Utilities) 202,568
29,145 Banca Mediolanum SpA
(Financials) 336,458
62,800 Enel SpA (Utilities) 451,703
88,019 Eni SpA (Energy) 1,246,298
244,113 Generali (Financials) 6,982,098
71,917 Intesa Sanpaolo SpA
(Financials) 275,502
21,386 Mediobanca Banca di Credito
Finanziario SpA (Financials) 311,826
51,661 Poste Italiane SpA (Financials)
(b)
724,888
10,531,341
Japan – 5.8%
19,875 Aeon Co. Ltd. (Consumer
Staples) 475,618
24,292 Aeon Mall Co. Ltd. (Real
Estate) 324,950
6,973 AGC, Inc. (Industrials) 217,754
131,940 ANA Holdings, Inc.
(Industrials) 2,538,034
176,747 Asahi Kasei Corp. (Materials) 1,256,889
106,610 Bridgestone Corp. (Consumer
Discretionary)
(a)
3,797,030
208,421 Canon, Inc. (Information
Technology) 6,755,624
79,364 Central Japan Railway Co.
(Industrials) 1,631,299
138,148 Chubu Electric Power Co., Inc.
(Utilities) 1,456,126
7,661 Daiwa House Industry Co. Ltd.
(Real Estate) 240,004
161,942 Daiwa Securities Group, Inc.
(Financials) 1,084,214
77,634 FUJIFILM Holdings Corp.
(Information Technology) 1,744,096
19,399 Hankyu Hanshin Holdings, Inc.
(Industrials) 530,361
61,483 Haseko Corp. (Consumer
Discretionary) 823,471
61,799 Hulic Co. Ltd. (Real Estate)
(a)
555,094
71,346 Japan Airlines Co. Ltd.
(Industrials) 1,185,498

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
60,773 Japan Post Bank Co. Ltd.
(Financials) $ 572,991
101,900 Japan Tobacco, Inc. (Consumer
Staples)
(a)
2,862,577
51,210 KDDI Corp. (Communication
Services) 1,687,848
28,822 Kintetsu Group Holdings Co.
Ltd. (Industrials) 613,536
45,798 Kirin Holdings Co. Ltd.
(Consumer Staples)
(a)
637,180
116,427 Kyocera Corp. (Information
Technology) 1,142,292
133,201 Kyushu Electric Power Co., Inc.
(Utilities) 1,309,083
22,821 Kyushu Railway Co.
(Industrials) 598,237
43,413 Lixil Corp. (Industrials) 493,865
13,448 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 554,271
21,830 MEIJI Holdings Co. Ltd.
(Consumer Staples) 465,133
234,718 Mitsubishi HC Capital, Inc.
(Financials) 1,578,488
22,624 NH Foods Ltd. (Consumer
Staples) 775,047
7,711 Nichirei Corp. (Consumer
Staples) 220,879
14,936 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 774,820
3,654,234 Nippon Telegraph & Telephone
Corp. (Communication
Services) 3,732,460
27,231 Nippon Television Holdings,
Inc. (Communication Services) 444,678
69,627 Nisshin Seifun Group, Inc.
(Consumer Staples) 847,476
109,318 Oji Holdings Corp. (Materials) 401,795
47,275 Ono Pharmaceutical Co. Ltd.
(Health Care) 545,196
83,960 Osaka Gas Co. Ltd. (Utilities) 1,835,900
94,193 Otsuka Holdings Co. Ltd.
(Health Care) 5,447,057
25,098 SCSK Corp. (Information
Technology) 506,021
59,052 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 951,139
47,590 Sekisui House Ltd. (Consumer
Discretionary) 1,121,741
28,820 Shionogi & Co. Ltd. (Health
Care) 406,629
2,684,657 SoftBank Corp.
(Communication Services) 3,451,791
70,734 Takeda Pharmaceutical Co. Ltd.
(Health Care) 1,923,008
11,469 Tobu Railway Co. Ltd.
(Industrials) 196,260
33,858 Tosoh Corp. (Materials) 464,411
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
162,887 Yamada Holdings Co. Ltd.
(Consumer Discretionary) $ 495,543
61,673,414
Netherlands – 1.7%
5,719 EXOR NV (Financials) 565,684
5,344 Heineken Holding NV
(Consumer Staples) 338,660
50,931 ING Groep NV (Financials) 788,503
228,132 Koninklijke Ahold Delhaize NV
(Consumer Staples) 7,867,119
436,841 Koninklijke KPN NV
(Communication Services) 1,693,769
38,882 Wolters Kluwer NV
(Industrials) 6,486,562
17,740,297
New Zealand – 0.1%
22,552 Mainfreight Ltd. (Industrials) 977,202
Norway – 0.5%
77,137 DNB Bank ASA (Financials) 1,609,761
52,308 Gjensidige Forsikring ASA
(Financials) 929,310
53,815 SpareBank 1 SR-Bank ASA
(Financials) 702,945
116,751 Storebrand ASA (Financials) 1,280,013
110,519 Telenor ASA (Communication
Services) 1,299,665
5,821,694
Singapore – 1.2%
32,796 DBS Group Holdings Ltd.
(Financials) 1,037,955
305,095 Oversea-Chinese Banking Corp.
Ltd. (Financials) 3,704,879
403,692 Singapore Airlines Ltd.
(Industrials)
(a)
1,900,046
238,906 Singapore Exchange Ltd.
(Financials) 2,266,725
123,903 Singapore Telecommunications
Ltd. (Communication Services) 286,502
88,252 United Overseas Bank Ltd.
(Financials) 2,393,498
50,450 UOL Group Ltd. (Real Estate) 199,444
81,172 Venture Corp. Ltd. (Information
Technology) 779,237
12,568,286
Spain – 0.7%
51,909 ACS Actividades de
Construccion y Servicios SA
(Industrials) 2,410,165
2,557 Aena SME SA (Industrials)
(b)
553,104
32,896 Iberdrola SA (Utilities) 468,707
25,365 Naturgy Energy Group SA
(Utilities) 624,755
773,753 Telefonica SA (Communication
Services) 3,502,683
7,559,414

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – 0.9%
33,234 Axfood AB (Consumer Staples) $ 711,319
21,535 Essity AB, Class B (Consumer
Staples) 592,078
3,671 Industrivarden AB, Class C
(Financials) 120,194
128,559 Investor AB, Class A
(Financials) 3,500,423
45,352 Investor AB, Class B
(Financials) 1,242,950
62,465 Skandinaviska Enskilda Banken
AB, Class A (Financials) 866,707
10,905 Swedbank AB, Class A
(Financials) 213,529
55,425 Tele2 AB, Class B
(Communication Services) 580,958
378,629 Telia Co. AB (Communication
Services) 1,107,919
3,083 Trelleborg AB, Class B
(Industrials) 101,817
11,096 Volvo AB, Class B (Industrials) 276,006
9,313,900
Switzerland – 1.4%
142 Givaudan SA (Materials) 625,541
36,478 Novartis AG (Health Care) 3,861,865
943 Schindler Holding AG
Participation Certificates
(Industrials) 272,303
37,842 SGS SA (Industrials) 3,757,569
274 Swiss Life Holding AG
(Financials) 224,487
2,805 Swisscom AG (Communication
Services) 1,619,004
10,164 TE Connectivity PLC
(Information Technology) 1,535,984
4,989 Zurich Insurance Group AG
(Financials) 3,163,287
15,060,040
United Kingdom – 3.0%
1,463 AstraZeneca PLC (Health Care) 197,335
84,067 Aviva PLC (Financials) 516,850
191,641 BAE Systems PLC (Industrials) 2,988,794
42,815 British American Tobacco PLC
(Consumer Staples) 1,626,071
23,466 Bunzl PLC (Industrials) 1,061,226
664,852 CK Hutchison Holdings Ltd.
(Industrials) 3,460,301
29,113 Compass Group PLC
(Consumer Discretionary) 995,781
99,400 HSBC Holdings PLC
(Financials) 925,711
17,414 Imperial Brands PLC
(Consumer Staples) 568,625
4,835 InterContinental Hotels Group
PLC (Consumer Discretionary) 602,262
138,742 J Sainsbury PLC (Consumer
Staples) 460,621
2,875 London Stock Exchange Group
PLC (Financials) 411,837
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
29,295 National Grid PLC (Utilities) $ 369,599
5,923 Next PLC (Consumer
Discretionary) 758,866
123,605 RELX PLC (Industrials) 5,820,861
298,414 Sage Group PLC (The)
(Information Technology) 4,976,408
24,852 Smith & Nephew PLC (Health
Care) 314,934
1,029,205 Tesco PLC (Consumer Staples) 4,793,142
7,309 Unilever PLC (Consumer
Staples) 436,728
46,576 WPP PLC (Communication
Services) 508,651
31,794,603
United States – 71.0%
4,970 Abbott Laboratories (Health
Care) 590,287
30,281 AbbVie, Inc. (Health Care) 5,539,303
9,365 Adobe, Inc. (Information
Technology)* 4,831,684
53,875 Aflac, Inc. (Financials) 6,141,750
22,496 Akamai Technologies, Inc.
(Information Technology)* 2,115,074
12,617 Allstate Corp. (The)
(Financials) 2,616,640
48,765 Alphabet, Inc., Class A
(Communication Services) 8,238,847
44,468 Alphabet, Inc., Class C
(Communication Services) 7,581,349
26,688 Altria Group, Inc. (Consumer
Staples) 1,540,965
70,779 Amazon.com, Inc. (Consumer
Discretionary)* 14,714,246
32,690 Amdocs Ltd. (Information
Technology) 2,834,877
2,770 Ameren Corp. (Utilities) 261,460
3,519 American Electric Power Co.,
Inc. (Utilities) 351,407
3,923 American Express Co.
(Financials) 1,195,260
15,314 American International Group,
Inc. (Financials) 1,177,340
3,855 Ameriprise Financial, Inc.
(Financials) 2,212,654
8,071 AMETEK, Inc. (Industrials) 1,568,841
3,138 Amgen, Inc. (Health Care) 887,646
82,627 Amphenol Corp., Class A
(Information Technology) 6,002,852
3,825 Aon PLC, Class A (Financials) 1,497,641
156,836 Apple, Inc. (Information
Technology) 37,221,888
31,167 Arch Capital Group Ltd.
(Financials) 3,139,140
8,882 Arthur J Gallagher & Co.
(Financials) 2,773,316
305,679 AT&T, Inc. (Communication
Services) 7,079,526
3,204 Atmos Energy Corp. (Utilities) 484,829

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
8,117 Autodesk, Inc. (Information
Technology)* $ 2,369,352
3,250 Automatic Data Processing, Inc.
(Industrials) 997,523
2,527 AutoZone, Inc. (Consumer
Discretionary)* 8,009,428
66,261 Bank of America Corp.
(Financials) 3,148,060
32,679 Bank of New York Mellon Corp.
(The) (Financials) 2,675,430
4,462 Becton Dickinson & Co.
(Health Care) 990,118
27,442 Berkshire Hathaway, Inc., Class
B (Financials)* 13,255,035
7,647 Biogen, Inc. (Health Care)* 1,228,338
31,957 Boston Scientific Corp. (Health
Care)* 2,897,222
260,448 BP PLC (Energy) 1,273,356
65,512 Bristol-Myers Squibb Co.
(Health Care) 3,879,621
23,539 Broadcom, Inc. (Information
Technology) 3,815,201
6,984 Broadridge Financial Solutions,
Inc. (Industrials) 1,648,364
10,145 Cadence Design Systems, Inc.
(Information Technology)* 3,112,587
7,913 Campbell Soup Co. (Consumer
Staples) 365,581
44,214 Cardinal Health, Inc. (Health
Care) 5,404,719
11,482 Cboe Global Markets, Inc.
(Financials) 2,478,390
17,892 CDW Corp. (Information
Technology) 3,147,740
26,326 Cencora, Inc. (Health Care) 6,622,305
4,617 Cheniere Energy, Inc. (Energy) 1,034,254
12,651 Chevron Corp. (Energy) 2,048,576
8,069 Chubb Ltd. (Financials) 2,329,762
21,929 Church & Dwight Co., Inc.
(Consumer Staples) 2,415,041
13,303 Cigna Group (The) (Health
Care) 4,493,753
10,866 Cincinnati Financial Corp.
(Financials) 1,736,713
27,886 Cintas Corp. (Industrials) 6,296,380
112,614 Cisco Systems, Inc.
(Information Technology) 6,667,875
56,235 Citigroup, Inc. (Financials) 3,985,374
7,962 Clorox Co. (The) (Consumer
Staples) 1,331,008
2,940 CME Group, Inc. (Financials) 699,720
7,454 CMS Energy Corp. (Utilities) 519,618
46,104 Coca-Cola Co. (The)
(Consumer Staples) 2,954,344
62,069 Cognizant Technology Solutions
Corp., Class A (Information
Technology) 4,995,934
93,457 Colgate-Palmolive Co.
(Consumer Staples) 9,030,750
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
84,342 Comcast Corp., Class A
(Communication Services) $ 3,642,731
109,523 Conagra Brands, Inc.
(Consumer Staples) 3,017,359
6,088 ConocoPhillips (Energy) 659,574
2,722 Consolidated Edison, Inc.
(Utilities) 273,806
18,983 Corning, Inc. (Information
Technology) 923,903
7,710 Corpay, Inc. (Financials)* 2,938,898
7,782 Costco Wholesale Corp.
(Consumer Staples) 7,563,170
9,434 Coterra Energy, Inc. (Energy) 252,077
1,079 CSL Ltd. (Health Care) 198,377
11,508 CSX Corp. (Industrials) 420,617
2,479 Cummins, Inc. (Industrials) 929,724
72,547 CVS Health Corp. (Health
Care) 4,341,938
2,105 Darden Restaurants, Inc.
(Consumer Discretionary) 371,048
509 Deere & Co. (Industrials) 237,143
45,741 Dell Technologies, Inc., Class C
(Information Technology) 5,836,094
3,497 Dover Corp. (Industrials) 720,032
12,139 Dow, Inc. (Materials) 536,665
2,677 DTE Energy Co. (Utilities) 336,713
8,610 Duke Energy Corp. (Utilities) 1,007,801
3,583 Eaton Corp. PLC (Industrials) 1,345,130
3,761 Ecolab, Inc. (Materials) 935,624
4,705 Edison International (Utilities) 412,864
13,772 Electronic Arts, Inc.
(Communication Services) 2,254,063
1,874 Elevance Health, Inc. (Health
Care) 762,643
7,504 Eli Lilly & Co. (Health Care) 5,968,306
4,801 Entergy Corp. (Utilities) 749,772
2,262 EOG Resources, Inc. (Energy) 301,434
8,500 Everest Group Ltd. (Financials) 3,294,260
9,556 Expeditors International of
Washington, Inc. (Industrials) 1,162,392
22,693 Exxon Mobil Corp. (Energy) 2,676,866
87,195 Fastenal Co. (Industrials) 7,286,014
15,408 Ferguson Enterprises, Inc.
(Industrials) 3,327,049
22,737 Fidelity National Financial, Inc.
(Financials) 1,441,298
3,125 Fidelity National Information
Services, Inc. (Financials) 266,563
4,836 FirstEnergy Corp. (Utilities) 205,772
6,114 Fiserv, Inc. (Financials)* 1,350,949
20,091 Fortive Corp. (Industrials) 1,593,819
67,210 Fox Corp., Class A
(Communication Services) 3,166,935
37,068 Fox Corp., Class B
(Communication Services) 1,658,052
3,969 Garmin Ltd. (Consumer
Discretionary) 843,809
8,443 Gartner, Inc. (Information
Technology)* 4,372,883

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
11,145 General Dynamics Corp.
(Industrials) $ 3,165,292
17,377 General Electric Co.
(Industrials) 3,165,394
18,685 General Mills, Inc. (Consumer
Staples) 1,238,068
25,258 Genuine Parts Co. (Consumer
Discretionary) 3,200,946
63,058 Gilead Sciences, Inc. (Health
Care) 5,837,910
176,853 GSK PLC (Health Care) 3,000,936
92,649 Haleon PLC (Consumer
Staples) 440,782
30,799 Hartford Financial Services
Group, Inc. (The) (Financials) 3,797,825
3,458 HCA Healthcare, Inc. (Health
Care) 1,131,527
8,214 Hershey Co. (The) (Consumer
Staples) 1,446,732
296,038 Hewlett Packard Enterprise Co.
(Information Technology) 6,281,926
4,883 Hilton Worldwide Holdings,
Inc. (Consumer Discretionary) 1,237,548
3,861 Holcim AG (Materials)* 393,287
15,246 Hologic, Inc. (Health Care)* 1,212,057
19,948 Home Depot, Inc. (The)
(Consumer Discretionary) 8,560,285
75,953 HP, Inc. (Information
Technology) 2,691,015
15,829 Illinois Tool Works, Inc.
(Industrials) 4,392,864
10,692 Intercontinental Exchange, Inc.
(Financials) 1,720,984
48,611 International Business Machines
Corp. (Information Technology) 11,054,628
1,254 Intuit, Inc. (Information
Technology) 804,729
8,603 Iron Mountain, Inc. REIT (Real
Estate) 1,063,933
42,933 Johnson & Johnson (Health
Care) 6,655,044
31,568 JPMorgan Chase & Co.
(Financials) 7,883,161
14,679 Keurig Dr Pepper, Inc.
(Consumer Staples) 479,269
24,450 Keysight Technologies, Inc.
(Information Technology)* 4,177,038
18,623 Kimberly-Clark Corp.
(Consumer Staples) 2,595,115
76,815 Kinder Morgan, Inc. (Energy) 2,171,560
47,907 Kraft Heinz Co. (The)
(Consumer Staples) 1,531,587
92,974 Kroger Co. (The) (Consumer
Staples) 5,678,852
5,105 L3Harris Technologies, Inc.
(Industrials) 1,257,106
8,567 Labcorp Holdings, Inc. (Health
Care) 2,066,018
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
18,727 Leidos Holdings, Inc.
(Industrials) $ 3,097,446
2,913 Linde PLC (Materials) 1,342,864
3,167 Lockheed Martin Corp.
(Industrials) 1,676,641
54,877 Loews Corp. (Financials) 4,759,482
28,341 Lowe’s Cos., Inc. (Consumer
Discretionary) 7,720,939
26,744 LyondellBasell Industries NV,
Class A (Materials) 2,228,845
1,896 Markel Group, Inc.
(Financials)* 3,380,416
683 Marriott International,
Inc., Class A (Consumer
Discretionary) 197,448
29,597 Marsh & McLennan Cos., Inc.
(Financials) 6,902,908
65,753 Masco Corp. (Industrials) 5,297,062
16,540 Mastercard, Inc., Class A
(Financials) 8,814,828
14,943 McDonald's Corp. (Consumer
Discretionary) 4,423,277
10,994 McKesson Corp. (Health Care) 6,909,729
47,846 Merck & Co., Inc. (Health Care) 4,863,067
16,220 Meta Platforms, Inc., Class A
(Communication Services) 9,315,470
6,299 MetLife, Inc. (Financials) 555,761
68,531 Microsoft Corp. (Information
Technology) 29,020,137
25,093 Mondelez International, Inc.,
Class A (Consumer Staples) 1,629,790
6,248 Monster Beverage Corp.
(Consumer Staples)* 344,452
12,690 Moody's Corp. (Financials) 6,344,746
21,853 Motorola Solutions, Inc.
(Information Technology) 10,919,944
5,509 Nasdaq, Inc. (Financials) 457,192
34,693 NetApp, Inc. (Information
Technology) 4,254,750
6,205 Northern Trust Corp.
(Financials) 689,748
983 Northrop Grumman Corp.
(Industrials) 481,326
150,576 NVIDIA Corp. (Information
Technology) 20,817,132
17,511 Occidental Petroleum Corp.
(Energy) 885,706
11,220 Omnicom Group, Inc.
(Communication Services) 1,176,080
9,521 ONEOK, Inc. (Energy) 1,081,586
12,055 Oracle Corp. (Information
Technology) 2,228,246
9,071 O'Reilly Automotive, Inc.
(Consumer Discretionary)* 11,277,249
13,913 Otis Worldwide Corp.
(Industrials) 1,432,761
22,911 PACCAR, Inc. (Industrials) 2,680,587
6,385 Packaging Corp. of America
(Materials) 1,588,907

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
10,545 Paychex, Inc. (Industrials) $ 1,542,417
37,335 PepsiCo, Inc. (Consumer
Staples) 6,102,406
12,201 Philip Morris International, Inc.
(Consumer Staples) 1,623,465
3,532 PPG Industries, Inc. (Materials) 439,275
15,325 PPL Corp. (Utilities) 535,302
33,880 Procter & Gamble Co. (The)
(Consumer Staples) 6,073,329
13,105 Progressive Corp. (The)
(Financials) 3,523,672
9,402 Prudential Financial, Inc.
(Financials) 1,216,713
11,914 Public Service Enterprise
Group, Inc. (Utilities) 1,123,490
625 Public Storage REIT (Real
Estate) 217,531
12,101 QUALCOMM, Inc.
(Information Technology) 1,918,372
12,818 Quest Diagnostics, Inc. (Health
Care) 2,084,976
3,977 Raymond James Financial, Inc.
(Financials) 673,227
8,899 Realty Income Corp. REIT
(Real Estate) 515,163
3,412 Regeneron Pharmaceuticals,
Inc. (Health Care)* 2,559,751
24,357 Republic Services, Inc.
(Industrials) 5,317,133
6,629 Roche Holding AG (Health
Care) 2,037,609
8,280 Roche Holding AG (Health
Care) 2,401,294
75,073 Rollins, Inc. (Industrials) 3,778,424
5,692 Roper Technologies, Inc.
(Information Technology) 3,224,177
4,625 Ross Stores, Inc. (Consumer
Discretionary) 716,274
53,601 Royalty Pharma PLC, Class A
(Health Care) 1,429,003
19,607 RTX Corp. (Industrials) 2,388,721
5,214 Salesforce, Inc. (Information
Technology) 1,720,568
2,197 Sanofi SA (Health Care) 213,692
6,746 Sherwin-Williams Co. (The)
(Materials) 2,680,860
3,980 Snap-on, Inc. (Industrials) 1,471,366
16,028 Southern Co. (The) (Utilities) 1,428,576
35,950 SS&C Technologies Holdings,
Inc. (Industrials) 2,780,373
15,128 State Street Corp. (Financials) 1,490,259
2,522 Stryker Corp. (Health Care) 989,002
21,448 Swiss Re AG (Financials) 3,168,510
2,809 Synopsys, Inc. (Information
Technology)* 1,568,798
45,279 Sysco Corp. (Consumer Staples) 3,491,464
2,459 Texas Instruments, Inc.
(Information Technology) 494,333
24,653 Textron, Inc. (Industrials) 2,111,036
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
411 Thermo Fisher Scientific, Inc.
(Health Care) $ 217,678
64,644 TJX Cos., Inc. (The) (Consumer
Discretionary) 8,125,104
13,677 T-Mobile US, Inc.
(Communication Services) 3,377,398
11,780 Tractor Supply Co. (Consumer
Discretionary) 3,341,633
816 TransDigm Group, Inc.
(Industrials) 1,022,424
7,923 Travelers Cos., Inc. (The)
(Financials) 2,107,835
14,559 Tyson Foods, Inc., Class A
(Consumer Staples) 939,056
11,811 UnitedHealth Group, Inc.
(Health Care) 7,207,072
3,922 Ventas, Inc. REIT (Real Estate) 251,283
25,598 VeriSign, Inc. (Information
Technology)* 4,791,434
5,278 Verisk Analytics, Inc.
(Industrials) 1,552,840
141,498 Verizon Communications, Inc.
(Communication Services) 6,274,021
3,130 Vertex Pharmaceuticals, Inc.
(Health Care)* 1,465,247
23,952 Visa, Inc., Class A (Financials) 7,546,796
43,966 W R Berkley Corp. (Financials) 2,838,005
7,825 W.W. Grainger, Inc. (Industrials) 9,431,786
177,084 Walmart, Inc. (Consumer
Staples) 16,380,270
7,518 Waste Connections, Inc.
(Industrials) 1,457,369
22,280 Waste Management, Inc.
(Industrials) 5,084,742
2,280 WEC Energy Group, Inc.
(Utilities) 230,394
18,970 Wells Fargo & Co. (Financials) 1,444,945
3,663 Welltower, Inc. REIT (Real
Estate) 506,153
9,786 Westinghouse Air Brake
Technologies Corp. (Industrials) 1,963,267
31,677 Williams Cos., Inc. (The)
(Energy) 1,853,738
707 Willis Towers Watson PLC
(Financials) 227,654
39,812 Yum! Brands, Inc. (Consumer
Discretionary) 5,531,479
7,207 Zimmer Biomet Holdings, Inc.
(Health Care) 807,905
8,085 Zoetis, Inc. (Health Care) 1,416,896
761,615,386
TOTAL COMMON STOCKS
(Cost $849,620,802)
1,064,578,347

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header** **End swaps header**
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
14,917 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23% $ 1,272,401
10,806 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 2.56 395,129
TOTAL PREFERRED STOCKS
(Cost $1,645,191)
1,667,530
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
2,626,502 4.511% 2,626,502
(Cost $2,626,502)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $853,892,495)
1,068,872,379
a
Securities Lending Reinvestment Vehicle – 0.7%
(c)
a a a a
Goldman Sachs Financial Square Funds Prime
Obligations Fund
7,778,594 4.541% 7,778,594
(Cost $7,778,594)
TOTAL INVESTMENTS – 100.5%
(Cost $861,671,089)
$ 1,076,650,973
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.5)%
(5,409,182)
NET ASSETS – 100.0%
$ 1,071,241,791
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 21.2%
Financials 19.9
Industrials 13.3
Consumer Staples 11.5
Health Care 10.6
Consumer Discretionary 9.6
Communication Services 8.0
Energy 1.7
Utilities 1.6
Materials 1.3
Real Estate 0.4
Investment Company 0.2
Securities Lending Reinvestment Vehicle 0.7
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 5 12/20/24 $ 582,925 $ (22,672)
S&P 500 E-Mini Index 5 12/20/24 1,512,875 76,611
Total Futures Contracts
$ 53,939

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2024:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
ActiveBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 34,833,377 $ — $ —
Asia 747,681,265 16,963,286 —
Europe 25,086,232 — —
North America 15,251,053 — —
South America 34,791,406 12,085,016 —
Exchange-Traded Fund 6,331,267 — —
Investment Company 2,692,397 — —
Securities Lending Reinvestment Vehicle 4,995,343 — —
Total
$ 871,662,340 $ 29,048,302 $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Europe Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 42,833 $ — $ —
Asia 1,998,553 — —
Europe 63,359,401 337,438 —
North America 7,832,433 — —
Oceania 492,974 — —
South America 99,534 — —
Investment Company 520,645 — —
Securities Lending Reinvestment Vehicle 582,351 — —
Total
$ 74,928,724 $ 337,438 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (21) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 947,968 $ — $ —
Asia 901,758,622 — —
Europe 1,810,752,107 9,327,462 —
North America 606,354,901 3,430,816 —
Oceania 249,307,933 — —
South America 6,091,257 — —
Investment Company 14,675,894 — —
Securities Lending Reinvestment Vehicle 51,277,525 — —
Total
$ 3,641,166,207 $ 12,758,278 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (888,477) $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Japan Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 38,099,830 $ — $ —
Investment Company 80,771 — —
Securities Lending Reinvestment Vehicle 497,735 — —
Total
$ 38,678,336 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (3,859) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 70,252,020 $ — $ —
North America 13,590,220,043 — —
Investment Company 31,426,247 — —
Securities Lending Reinvestment Vehicle 9,229,189 — —
Total
$ 13,701,127,499 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 718,411 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 424,133 $ — $ —
Asia 2,451,769 — —
Europe 3,767,481 — —
North America 538,559,344 — 27,278
South America 1,434,575 — —
Investment Company 5,034,815 — —
Securities Lending Reinvestment Vehicle 4,887,967 — —
Total
$ 556,560,084 $ — $ 27,278
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 356,549 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
ActiveBeta
®
World Low Vol Plus Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 80,629,145 $ — $ —
Europe 160,058,922 — —
North America 796,423,812 — —
Oceania 29,038,245 — —
South America 95,753 — —
Investment Company 2,626,502 — —
Securities Lending Reinvestment Vehicle 7,778,594 — —
Total
$ 1,076,650,973 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 76,611 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (22,672) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology.
A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, a Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, a Fund will not concentrate in a particular industry or group of industries.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity.
In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)